UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21774

First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.9%
4,061	National Presto Industries, Inc.	$415,034
7,610	Sparton Corp. (a)	159,734
8,868	Vectrus, Inc. (a)	198,200
		772,968

	Air Freight & Logistics — 0.3%
7,035	Park-Ohio Holdings Corp.	252,908

	Auto Components — 2.1%
18,239	Horizon Global Corp. (a)	253,157
41,210	Modine Manufacturing Co. (a)	502,762
21,541	Stoneridge, Inc. (a)	390,754
3,020	Strattec Security Corp.	83,956
18,221	Tower International, Inc.	493,789
		1,724,418

	Automobiles — 0.8%
21,836	Winnebago Industries, Inc.	638,703

	Banks — 32.1%
4,988	ACNB Corp.	143,904
9,391	Allegiance Bancshares, Inc. (a)	349,345
6,665	American National Bankshares, Inc.	248,271
4,536	Bank of Marin Bancorp	291,892
4,799	Bankwell Financial Group, Inc.	165,038
12,623	Bar Harbor Bankshares	417,569
14,773	Bridge Bancorp, Inc.	517,055
13,920	Bryn Mawr Bank Corp.	549,840
2,648	C&F Financial Corp.	122,602
12,737	Camden National Corp.	560,937
9,924	Carolina Financial Corp.	297,720
26,362	Cascade Bancorp (a)	203,251
7,295	Central Valley Community Bancorp	149,547
3,109	Chemung Financial Corp.	122,805
11,709	CNB Financial Corp.	279,728
30,452	CoBiz Financial, Inc.	511,594
6,898	Codorus Valley Bancorp, Inc.	178,727
13,631	Community Trust Bancorp, Inc.	623,618
24,451	ConnectOne Bancorp, Inc.	592,937
13,240	CU Bancorp (a)	524,966
19,214	Enterprise Financial Services Corp.	814,674
3,936	Equity Bancshares, Inc., Class A (a)	125,047
20,258	Farmers National Banc Corp.	290,702
17,426	Fidelity Southern Corp.	389,994
11,240	Financial Institutions, Inc.	370,358
19,679	First Bancorp	576,398
12,308	First Community Bancshares, Inc.	307,331
11,384	First Connecticut Bancorp, Inc.	282,323
9,227	First Financial Corp.	438,283
21,771	First Foundation, Inc. (a)	337,668
22,152	Flushing Financial Corp.	595,224
9,764	Franklin Financial Network, Inc. (a)	378,355
8,852	Great Southern Bancorp, Inc.	447,026
17,293	Green Bancorp, Inc. (a)	307,815

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
13,739	Guaranty Bancorp	$334,545
22,475	Heritage Commerce Corp.	316,898
24,648	Heritage Financial Corp.	610,038
13,334	HomeTrust Bancshares, Inc. (a)	313,349
16,606	Horizon Bancorp	435,409
17,486	Independent Bank Corp.	361,960
33,814	Lakeland Bancorp, Inc.	662,754
7,230	LCNB Corp.	172,436
21,510	Macatawa Bank Corp.	212,519
18,792	MainSource Financial Group, Inc.	618,821
16,123	MBT Financial Corp.	182,996
13,417	Mercantile Bank Corp.	461,545
4,817	Merchants Bancshares, Inc.	234,588
6,400	MidWestOne Financial Group, Inc.	219,456
5,124	MutualFirst Financial, Inc.	161,662
8,417	National Commerce Corp. (a)	308,062
5,677	Northrim BanCorp, Inc.	170,594
36,144	OFG Bancorp	426,499
6,556	Old Line Bancshares, Inc.	186,715
6,067	Orrstown Financial Services, Inc.	135,597
41,676	Park Sterling Corp.	513,032
12,275	Peapack-Gladstone Financial Corp.	363,217
14,976	Peoples Bancorp, Inc.	474,140
6,825	Premier Financial Bancorp, Inc.	143,530
9,686	QCR Holdings, Inc.	410,202
7,202	Republic Bancorp, Inc., Class A	247,677
30,568	Seacoast Banking Corp. of Florida (a)	733,021
10,424	Shore Bancshares, Inc.	174,185
8,853	Sierra Bancorp	242,838
4,676	Southern First Bancshares, Inc. (a)	152,671
9,285	Southern National Bancorp of Virginia, Inc.	157,195
14,455	Southwest Bancorp, Inc.	377,998
10,449	Stonegate Bank	492,043
7,070	Summit Financial Group, Inc.	152,288
16,533	TriCo Bancshares	587,417
18,150	TriState Capital Holdings, Inc. (a)	423,803
13,544	Triumph Bancorp, Inc. (a)	349,435
21,872	Univest Corp. of Pennsylvania	566,485
10,695	Veritex Holdings, Inc. (a)	300,743
12,119	Washington Trust Bancorp, Inc.	597,467
7,977	WashingtonFirst Bankshares, Inc.	223,356
		26,721,730

	Biotechnology — 0.4%
136,247	PDL BioPharma, Inc.	309,281

	Building Products — 1.7%
13,044	CSW Industrials, Inc. (a)	478,715
14,375	Insteel Industries, Inc.	519,513
40,327	PGT Innovations, Inc. (a)	433,515
		1,431,743

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets — 3.7%
19,630	GAIN Capital Holdings, Inc.	$163,518
12,412	INTL FCStone, Inc. (a)	471,159
12,348	Manning & Napier, Inc.	70,384
18,678	Moelis & Co., Class A	719,103
11,733	Piper Jaffray Cos.	749,152
13,484	PJT Partners, Inc., Class A	473,154
12,720	Pzena Investment Management, Inc., Class A	125,165
6,518	Westwood Holdings Group, Inc.	348,126
		3,119,761

	Chemicals — 2.8%
5,768	Chase Corp.	550,267
6,028	Core Molding Technologies, Inc. (a)	107,479
7,876	Hawkins, Inc.	385,924
6,050	KMG Chemicals, Inc.	278,723
34,764	OMNOVA Solutions, Inc. (a)	344,164
35,611	Rayonier Advanced Materials, Inc.	478,968
16,136	Trecora Resources (a)	179,110
		2,324,635

	Commercial Services & Supplies — 3.0%
31,028	ARC Document Solutions, Inc. (a)	107,047
21,649	CECO Environmental Corp.	227,531
21,049	Ennis, Inc.	357,833
29,649	Hudson Technologies, Inc. (a)	195,683
32,059	InnerWorkings, Inc. (a)	319,308
30,411	Kimball International, Inc., Class B	501,781
15,089	SP Plus Corp. (a)	509,254
6,310	VSE Corp.	257,448
		2,475,885

	Communications Equipment — 0.5%
7,149	Bel Fuse, Inc., Class B	182,657
21,754	Digi International, Inc. (a)	258,873
		441,530

	Construction & Engineering — 1.1%
6,361	IES Holdings, Inc. (a)	115,134
13,222	MYR Group, Inc. (a)	542,102
6,246	NV5 Global, Inc. (a)	234,850
		892,086

	Construction Materials — 0.2%
1,649	United States Lime & Minerals, Inc.	130,238

	Consumer Finance — 1.5%
19,383	Encore Capital Group, Inc. (a) (b)	596,996
19,136	Enova International, Inc. (a)	284,170
7,624	Regional Management Corp. (a)	148,134
4,919	World Acceptance Corp. (a)	254,706
		1,284,006

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 0.5%
17,978	Myers Industries, Inc.	$284,951
5,176	UFP Technologies, Inc. (a)	134,059
		419,010

	Diversified Consumer Services — 1.7%
13,338	American Public Education, Inc. (a)	305,440
14,110	Bridgepoint Education, Inc. (a)	150,554
53,023	Career Education Corp. (a)	461,300
12,031	Carriage Services, Inc.	326,281
5,800	Collectors Universe, Inc.	151,380
		1,394,955

	Diversified Financial Services — 0.1%
3,125	A-Mark Precious Metals, Inc.	53,375

	Diversified Telecommunication Services — 0.6%
17,158	FairPoint Communications, Inc. (a)	284,823
14,150	IDT Corp., Class B	179,988
		464,811

	Electric Utilities — 0.2%
4,759	Spark Energy, Inc., Class A (b)	152,050

	Electrical Equipment — 1.3%
5,630	Allied Motion Technologies, Inc.	113,163
20,622	LSI Industries, Inc.	208,076
7,044	Powell Industries, Inc.	242,595
26,619	Thermon Group Holdings, Inc. (a)	554,740
		1,118,574

	Electronic Equipment, Instruments & Components — 2.5%
26,964	CTS Corp.	574,333
22,494	Kimball Electronics, Inc. (a)	381,273
25,797	Novanta, Inc. (a)	684,911
15,655	Park Electrochemical Corp.	279,598
10,014	Vishay Precision Group, Inc. (a)	158,221
		2,078,336

	Energy Equipment & Services — 0.3%
10,062	Natural Gas Services Group, Inc. (a)	262,115

	Equity Real Estate Investment Trusts — 0.5%
29,867	Armada Hoffler Properties, Inc.	414,853

	Food & Staples Retailing — 0.5%
15,774	Chefs’ Warehouse (The), Inc. (a)	219,259
6,244	Village Super Market, Inc., Class A	165,466
		384,725

	Food Products — 1.1%
1,988	Alico, Inc.	52,483

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
7,754	Farmer Brothers Co. (a)	$274,104
18,467	Omega Protein Corp.	370,263
5,114	Seneca Foods Corp., Class A (a)	184,616
		881,466

	Health Care Equipment & Supplies — 0.6%
8,639	Exactech, Inc. (a)	217,703
5,069	FONAR Corp. (a)	88,961
18,799	Lantheus Holdings, Inc. (a)	234,987
		541,651

	Health Care Providers & Services — 1.2%
9,812	Almost Family, Inc. (a)	476,863
7,919	Landauer, Inc.	386,051
26,006	RadNet, Inc. (a)	153,436
		1,016,350

	Hotels, Restaurants & Leisure — 4.1%
13,811	Bojangles’, Inc. (a)	283,125
11,272	Bravo Brio Restaurant Group, Inc. (a)	57,487
17,906	Century Casinos, Inc. (a)	135,369
19,364	Del Frisco’s Restaurant Group, Inc. (a)	349,520
27,391	Del Taco Restaurants, Inc. (a)	363,205
50,531	Drive Shack, Inc.	209,704
17,708	El Pollo Loco Holdings, Inc. (a) (b)	211,611
4,398	Fogo De Chao, Inc. (a) (b)	71,468
8,050	Golden Entertainment, Inc.	106,502
10,474	Intrawest Resorts Holdings, Inc. (a)	261,955
14,815	Lindblad Expeditions Holdings, Inc. (a)	132,742
15,582	Marcus (The) Corp.	500,182
9,057	Monarch Casino & Resort, Inc. (a)	267,544
24,408	Ruth’s Hospitality Group, Inc.	489,380
		3,439,794

	Household Durables — 2.5%
8,916	AV Homes, Inc. (a)	146,668
27,609	Beazer Homes USA, Inc. (a)	334,897
12,983	Century Communities, Inc. (a)	329,768
6,949	CSS Industries, Inc.	180,118
5,454	Flexsteel Industries, Inc.	274,882
12,083	Green Brick Partners, Inc. (a) (b)	120,226
17,978	Libbey, Inc.	262,119
19,294	William Lyon Homes, Class A (a)	397,843
		2,046,521

	Household Products — 0.2%
7,543	Orchids Paper Products Co. (b)	181,032

	Insurance — 2.1%
9,203	Atlas Financial Holdings, Inc. (a)	125,621

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
7,384	Baldwin & Lyons, Inc., Class B	$180,539
9,754	Crawford & Co., Class B	97,833
8,388	Donegal Group, Inc., Class A	147,796
7,092	Global Indemnity Ltd. (a)	272,971
11,182	Hallmark Financial Services, Inc. (a)	123,561
1,194	Investors Title Co.	188,831
7,958	Patriot National, Inc. (a) (b)	22,442
24,499	State National Cos., Inc.	352,786
14,609	United Insurance Holdings Corp.	233,013
		1,745,393

	Internet & Direct Marketing Retail — 0.4%
16,894	PetMed Express, Inc.	340,245

	Internet Software & Services — 0.2%
27,751	Angie’s List, Inc. (a)	158,181

	IT Services — 0.6%
26,144	MoneyGram International, Inc. (a)	439,481
5,651	NCI, Inc., Class A (a)	85,047
		524,528

	Leisure Products — 1.4%
4,742	Johnson Outdoors, Inc., Class A	173,083
14,586	Malibu Boats, Inc., Class A (a)	327,456
13,500	MCBC Holdings, Inc.	218,295
25,268	Nautilus, Inc. (a)	461,141
		1,179,975

	Machinery — 3.1%
7,582	Blue Bird Corp. (a)	130,031
16,665	Columbus McKinnon Corp.	413,625
19,983	Commercial Vehicle Group, Inc. (a)	135,285
17,790	Global Brass & Copper Holdings, Inc.	611,976
10,614	Hardinge, Inc.	119,301
5,467	Hurco Cos., Inc.	170,024
8,983	Kadant, Inc.	533,141
9,338	Miller Industries, Inc.	246,056
9,221	Supreme Industries, Inc., Class A	186,818
		2,546,257

	Media — 1.0%
20,900	Entercom Communications Corp., Class A	298,870
12,475	Reading International, Inc., Class A (a)	193,861
8,675	Salem Media Group, Inc.	64,629
20,088	tronc, Inc. (a) (b)	279,625
		836,985

	Metals & Mining — 0.7%
16,420	Materion Corp.	550,891

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 0.9%
33,421	Arbor Realty Trust, Inc.	$280,068
23,443	Ares Commercial Real Estate Corp.	313,667
13,576	Great Ajax Corp.	177,167
		770,902

	Multi-Utilities — 0.6%
11,577	Unitil Corp.	521,312

	Oil, Gas & Consumable Fuels — 0.7%
16,862	Hallador Energy Co.	135,064
4,659	REX American Resources Corp. (a)	421,593
		556,657

	Paper & Forest Products — 0.5%
35,142	Mercer International, Inc.	411,161

	Personal Products — 0.9%
9,166	Medifast, Inc.	406,695
5,481	Natural Health Trends Corp. (b)	158,401
6,697	Nutraceutical International Corp.	208,612
		773,708

	Pharmaceuticals — 0.8%
42,366	SciClone Pharmaceuticals, Inc. (a)	415,187
20,372	Sucampo Pharmaceuticals, Inc., Class A (a) (b)	224,092
		639,279

	Professional Services — 1.7%
44,142	CBIZ, Inc. (a)	598,124
6,810	CRA International, Inc.	240,597
32,807	Hill International, Inc. (a)	136,149
24,464	Resources Connection, Inc.	409,772
		1,384,642

	Road & Rail — 1.0%
23,291	Celadon Group, Inc.	152,556
9,519	Covenant Transportation Group, Inc., Class A (a)	178,957
24,920	Roadrunner Transportation Systems, Inc. (a)	171,200
5,800	USA Truck, Inc. (a)	42,630
27,342	YRC Worldwide, Inc. (a)	301,036
		846,379

	Semiconductors & Semiconductor Equipment — 0.7%
25,711	Rudolph Technologies, Inc. (a)	575,926

	Specialty Retail — 1.7%
11,611	Build-A-Bear Workshop, Inc. (a)	102,757
15,888	Haverty Furniture Cos., Inc.	386,873
12,039	Kirkland’s, Inc. (a)	149,283
19,978	MarineMax, Inc. (a)	432,524

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
10,917	Shoe Carnival, Inc.	$268,231
25,475	Stein Mart, Inc.	76,680
		1,416,348

	Textiles, Apparel & Luxury Goods — 1.7%
8,816	Culp, Inc.	275,059
5,135	Delta Apparel, Inc. (a)	90,530
46,196	Iconix Brand Group, Inc. (a)	347,394
9,949	Perry Ellis International, Inc. (a)	213,705
12,583	Unifi, Inc. (a)	357,231
15,498	Vera Bradley, Inc. (a)	144,286
		1,428,205

	Thrifts & Mortgage Finance — 8.5%
34,598	Bank Mutual Corp.	325,221
11,629	Charter Financial Corp.	228,742
25,587	Dime Community Bancshares, Inc.	519,416
7,665	ESSA Bancorp, Inc.	111,756
7,368	Federal Agricultural Mortgage Corp., Class C	424,176
7,394	First Defiance Financial Corp.	366,077
4,701	Home Bancorp, Inc.	158,659
20,734	HomeStreet, Inc. (a)	579,515
9,755	Impac Mortgage Holdings, Inc. (a) (b)	121,547
7,692	Meta Financial Group, Inc.	680,742
23,500	OceanFirst Financial Corp.	662,112
5,106	Provident Financial Holdings, Inc.	95,227
9,044	SI Financial Group, Inc.	127,068
4,660	Southern Missouri Bancorp, Inc.	165,523
6,670	Territorial Bancorp, Inc.	207,904
78,899	TrustCo Bank Corp. NY	619,357
40,835	United Community Financial Corp.	340,564
41,573	United Financial Bancorp, Inc.	707,157
20,800	Waterstone Financial, Inc.	379,600
21,411	Western New England Bancorp, Inc.	224,816
		7,045,179

	Trading Companies & Distributors — 1.2%
12,705	CAI International, Inc. (a)	199,976
25,767	H&E Equipment Services, Inc.	631,807
15,091	Huttig Building Products, Inc. (a)	122,841
3,045	Willis Lease Finance Corp. (a)	68,056
		1,022,680

	Water Utilities — 0.2%
6,303	Artesian Resources Corp., Class A	205,226

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Wireless Telecommunication Services — 0.4%
16,898	Spok Holdings, Inc.	$321,062
	Total Common Stocks — 100.0%	83,170,631
	(Cost $81,432,457)

	Money Market Funds — 1.8%
1,526,056	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.59% (c) (d)	1,526,056
	(Cost $1,526,056)

	Total Investments — 101.8%	84,696,687
	(Cost $82,958,513) (e)
	Net Other Assets and Liabilities — (1.8)%	(1,492,088)
	Net Assets — 100.0%	$83,204,599

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,484,976 and the total value of the collateral held by the Fund is $1,526,056.
(c)	Interest rate shown reflects yield as of March 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,298,575 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,560,401.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$83,170,631	$—	$—
Money Market Funds	1,526,056	—	—
Total Investments	$84,696,687	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.8%
282,249	Boeing (The) Co.	$49,918,558

	Banks — 1.0%
154,451	F.N.B. Corp.	2,296,686
27,729	Hancock Holding Co.	1,263,056
61,907	Old National Bancorp	1,074,087
68,462	PacWest Bancorp	3,646,286
7,287	Park National Corp.	766,593
181,260	People’s United Financial, Inc.	3,298,932
30,558	Trustmark Corp.	971,439
123,391	Umpqua Holdings Corp.	2,188,956
38,813	United Bankshares, Inc.	1,639,849
		17,145,884

	Capital Markets — 0.5%
222,483	Invesco Ltd.	6,814,654
135,829	Waddell & Reed Financial, Inc., Class A	2,309,093
		9,123,747

	Chemicals — 3.3%
149,736	CF Industries Holdings, Inc.	4,394,752
514,602	Dow Chemical (The) Co.	32,697,811
70,881	Huntsman Corp.	1,739,420
198,163	LyondellBasell Industries N.V., Class A	18,070,484
65,806	Olin Corp.	2,163,043
		59,065,510

	Commercial Services & Supplies — 0.0%
41,696	R.R. Donnelley & Sons Co.	504,938

	Communications Equipment — 4.6%
2,427,230	Cisco Systems, Inc.	82,040,374

	Containers & Packaging — 1.0%
234,045	International Paper Co.	11,884,805
123,823	WestRock Co.	6,442,511
		18,327,316

	Diversified Consumer Services — 0.2%
120,708	H&R Block, Inc.	2,806,461

	Diversified Telecommunication Services — 18.3%
4,233,282	AT&T, Inc.	175,892,867
3,036,862	Verizon Communications, Inc.	148,047,023
		323,939,890

	Electric Utilities — 8.4%
26,045	ALLETE, Inc.	1,763,507
282,403	American Electric Power Co., Inc.	18,957,713
472,302	Duke Energy Corp.	38,733,487

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
135,053	Entergy Corp.	$10,258,626
132,266	Great Plains Energy, Inc.	3,864,813
65,924	Hawaiian Electric Industries, Inc.	2,195,929
106,778	OGE Energy Corp.	3,735,094
57,141	Pinnacle West Capital Corp.	4,764,417
454,523	PPL Corp.	16,994,615
707,190	Southern (The) Co.	35,203,918
254,054	Xcel Energy, Inc.	11,292,700
		147,764,819

	Electrical Equipment — 2.1%
226,314	Eaton Corp. PLC	16,781,183
328,425	Emerson Electric Co.	19,659,521
		36,440,704

	Food Products — 0.2%
47,754	B&G Foods, Inc.	1,922,098
21,915	Cal-Maine Foods, Inc.	806,472
		2,728,570

	Gas Utilities — 0.1%
15,011	Northwest Natural Gas Co.	887,150
41,295	South Jersey Industries, Inc.	1,472,167
		2,359,317

	Household Durables — 0.4%
71,559	Garmin Ltd.	3,657,380
21,720	M.D.C. Holdings, Inc.	652,686
36,069	Tupperware Brands Corp.	2,262,248
		6,572,314

	Household Products — 6.1%
1,204,190	Procter & Gamble (The) Co.	108,196,471

	Insurance — 3.2%
515,921	MetLife, Inc.	27,250,947
143,383	Old Republic International Corp.	2,936,484
115,599	Principal Financial Group, Inc.	7,295,453
184,109	Prudential Financial, Inc.	19,640,748
		57,123,632

	IT Services — 4.5%
424,675	International Business Machines Corp.	73,952,904
246,079	Western Union (The) Co.	5,007,708
		78,960,612

	Machinery — 2.2%
307,194	Caterpillar, Inc.	28,495,315
66,524	Cummins, Inc.	10,058,429
26,585	Kennametal, Inc.	1,042,930
		39,596,674

	Media — 0.4%
18,909	Meredith Corp.	1,221,522

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
66,533	Regal Entertainment Group, Class A	$1,502,315
2,604	Viacom, Inc., Class A	126,945
100,163	Viacom, Inc., Class B	4,669,599
		7,520,381

	Metals & Mining — 0.1%
21,300	Compass Minerals International, Inc.	1,445,205

	Multiline Retail — 0.9%
138,135	Kohl’s Corp.	5,499,154
229,159	Macy’s, Inc.	6,792,273
59,196	Nordstrom, Inc.	2,756,758
		15,048,185

	Multi-Utilities — 5.2%
125,103	Ameren Corp.	6,829,373
37,922	Avista Corp.	1,480,854
266,271	CenterPoint Energy, Inc.	7,341,091
176,786	Consolidated Edison, Inc.	13,729,201
371,145	Dominion Resources, Inc.	28,789,717
91,213	MDU Resources Group, Inc.	2,496,500
27,047	NorthWestern Corp.	1,587,659
299,422	Public Service Enterprise Group, Inc.	13,279,366
76,663	SCANA Corp.	5,009,927
178,271	WEC Energy Group, Inc.	10,808,571
		91,352,259

	Oil, Gas & Consumable Fuels — 1.3%
136,115	HollyFrontier Corp.	3,857,499
299,441	Valero Energy Corp.	19,849,944
		23,707,443

	Paper & Forest Products — 0.1%
43,315	Domtar Corp.	1,581,864

	Personal Products — 0.1%
22,425	Nu Skin Enterprises, Inc., Class A	1,245,484

	Pharmaceuticals — 11.4%
1,243,727	Merck & Co., Inc.	79,026,414
3,562,017	Pfizer, Inc.	121,856,601
		200,883,015

	Semiconductors & Semiconductor Equipment — 7.3%
2,188,654	Intel Corp.	78,944,750
859,382	QUALCOMM, Inc.	49,276,964
		128,221,714

	Specialty Retail — 1.3%
72,621	Abercrombie & Fitch Co., Class A	866,368
106,627	Best Buy Co., Inc.	5,240,717
24,373	Buckle (The), Inc.	453,338

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
132,069	Gap (The), Inc.	$3,207,956
179,534	L Brands, Inc.	8,456,051
552,549	Staples, Inc.	4,845,855
		23,070,285

	Technology Hardware, Storage & Peripherals — 0.9%
15,817	Diebold Nixdorf, Inc.	485,582
822,806	HP, Inc.	14,711,771
		15,197,353

	Textiles, Apparel & Luxury Goods — 0.4%
155,201	Coach, Inc.	6,414,457

	Thrifts & Mortgage Finance — 0.1%
59,125	Northwest Bancshares, Inc.	995,665
28,013	Provident Financial Services, Inc.	724,136
		1,719,801

	Tobacco — 11.4%
989,290	Altria Group, Inc.	70,655,092
932,583	Philip Morris International, Inc.	105,288,621
399,191	Reynolds American, Inc.	25,157,017
12,947	Universal Corp.	916,000
		202,016,730

	Trading Companies & Distributors — 0.1%
39,074	Aircastle Ltd.	942,856
17,164	GATX Corp.	1,046,317
		1,989,173
	Total Investments — 99.9%	1,764,029,140
	(Cost $1,562,196,743) (a)
	Net Other Assets and Liabilities — 0.1%	1,836,271
	Net Assets — 100.0%	$1,765,865,411

(a)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $210,698,374 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,865,977.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,764,029,140	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 1.1%
83,249	Alaska Air Group, Inc.	$7,677,223

	Auto Components — 0.7%
63,170	Adient PLC	4,590,564

	Automobiles — 2.0%
1,283,796	Fiat Chrysler Automobiles N.V. (a)	14,031,890

	Banks — 2.6%
343,414	Citizens Financial Group, Inc.	11,864,954
27,832	FCB Financial Holdings, Inc., Class A (a)	1,379,075
94,079	First Hawaiian, Inc.	2,814,844
39,617	Great Western Bancorp, Inc.	1,680,157
		17,739,030

	Biotechnology — 15.9%
1,052,331	AbbVie, Inc.	68,569,888
72,803	Bioverativ, Inc. (a)	3,964,851
37,452	Kite Pharma, Inc. (a) (b)	2,939,607
203,438	Shire PLC, ADR	35,445,003
		110,919,349

	Building Products — 1.0%
64,372	Allegion PLC	4,872,960
70,722	JELD-WEN Holding, Inc. (a)	2,323,218
		7,196,178

	Capital Markets — 0.3%
57,664	Moelis & Co., Class A	2,220,064

	Chemicals — 2.2%
162,725	Axalta Coating Systems Ltd. (a)	5,239,745
123,996	Chemours (The) Co.	4,773,846
28,403	Ingevity Corp. (a)	1,728,323
137,906	Valvoline, Inc. (b)	3,385,592
		15,127,506

	Commercial Services & Supplies — 0.2%
59,396	Advanced Disposal Services, Inc. (a)	1,342,350

	Communications Equipment — 2.0%
47,880	Arista Networks, Inc. (a)	6,333,087
130,769	CommScope Holding Co., Inc. (a)	5,454,375
41,100	Lumentum Holdings, Inc. (a)	2,192,685
		13,980,147

	Consumer Finance — 3.9%
313,553	Ally Financial, Inc.	6,374,532
91,176	OneMain Holdings, Inc. (a)	2,265,724
546,678	Synchrony Financial	18,751,055
		27,391,311

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 0.6%
82,259	Berry Global Group, Inc. (a)	$3,995,320

	Diversified Consumer Services — 1.0%
40,126	Bright Horizons Family Solutions, Inc. (a)	2,908,734
90,456	ServiceMaster Global Holdings, Inc. (a)	3,776,538
		6,685,272

	Diversified Financial Services — 0.7%
127,732	Voya Financial, Inc.	4,848,707

	Diversified Telecommunication Services — 0.8%
164,596	Zayo Group Holdings, Inc. (a)	5,415,208

	Electronic Equipment, Instruments & Components — 1.5%
107,454	CDW Corp.	6,201,170
115,664	Keysight Technologies, Inc. (a)	4,180,097
		10,381,267

	Equity Real Estate Investment Trusts — 2.9%
379,417	Colony NorthStar, Inc., Class A	4,898,274
140,082	Gaming and Leisure Properties, Inc.	4,681,540
145,350	MGM Growth Properties LLC, Class A	3,931,718
144,493	Park Hotels & Resorts, Inc.	3,709,135
105,040	Uniti Group, Inc.	2,715,284
		19,935,951

	Food & Staples Retailing — 0.6%
149,035	US Foods Holding Corp. (a)	4,169,999

	Food Products — 11.8%
52,692	AdvancePierre Foods Holdings, Inc.	1,642,410
132,525	Blue Buffalo Pet Products, Inc. (a)	3,048,075
760,136	Kraft Heinz (The) Co.	69,027,950
98,481	Lamb Weston Holdings, Inc.	4,142,111
79,665	Pinnacle Foods, Inc.	4,610,213
		82,470,759

	Gas Utilities — 0.3%
35,253	ONE Gas, Inc.	2,383,103

	Health Care Providers & Services — 0.9%
79,162	Envision Healthcare Corp. (a)	4,854,214
40,029	HealthEquity, Inc. (a)	1,699,231
		6,553,445

See Notes to Portfolio of Investments

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Technology — 1.1%
61,270	Cotiviti Holdings, Inc. (a)	$2,550,670
92,483	Veeva Systems, Inc., Class A (a)	4,742,528
		7,293,198

	Hotels, Restaurants & Leisure — 7.1%
166,072	Aramark	6,123,075
29,028	Dave & Buster’s Entertainment, Inc. (a)	1,773,320
66,726	Hilton Grand Vacations, Inc. (a)	1,912,367
222,323	Hilton Worldwide Holdings, Inc.	12,997,003
153,275	Norwegian Cruise Line Holdings Ltd. (a)	7,775,641
66,413	Planet Fitness, Inc., Class A	1,279,778
311,282	Restaurant Brands International, Inc.	17,350,859
		49,212,043

	Household Products — 0.3%
41,683	Energizer Holdings, Inc.	2,323,827

	Insurance — 0.4%
52,133	Athene Holding, Ltd., Class A (a)	2,606,129

	Internet & Direct Marketing Retail — 0.3%
57,957	Wayfair, Inc., Class A (a) (b)	2,346,679

	Internet Software & Services — 3.4%
87,418	Box, Inc., Class A (a)	1,425,788
113,331	GoDaddy, Inc., Class A (a)	4,295,245
35,447	LogMeIn, Inc.	3,456,082
172,588	Match Group, Inc. (a) (b)	2,818,362
482,028	Twitter, Inc. (a)	7,206,319
123,205	Zillow Group, Inc., Class C (a)	4,148,312
		23,350,108

	IT Services — 8.5%
104,376	Black Knight Financial Services, Inc., Class A (a) (b)	3,997,601
617,623	First Data Corp., Class A (a)	9,573,156
814,221	PayPal Holdings, Inc. (a)	35,027,787
186,856	Sabre Corp.	3,959,479
29,587	Science Applications International Corp.	2,201,273
247,581	Square, Inc., Class A (a)	4,278,200
		59,037,496

	Life Sciences Tools & Services — 2.6%
41,571	PRA Health Sciences, Inc. (a)	2,711,676
159,074	Quintiles IMS Holdings, Inc. (a)	12,810,229
88,755	VWR Corp. (a)	2,502,891
		18,024,796

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 2.0%
233,297	Fortive Corp.	$14,049,145

	Media — 4.9%
3,856	Cable One, Inc.	2,407,956
122,578	Liberty Broadband Corp., Class A (a)	10,430,162
136,080	Liberty Media Corp-Liberty Formula One, Class A (a)	4,449,816
226,162	Liberty Media Corp-Liberty SiriusXM, Class A (a)	8,802,225
16,157	Madison Square Garden (The) Co., Class A (a)	3,226,715
392,074	News Corp., Class A	5,096,962
		34,413,836

	Metals & Mining — 0.6%
123,342	Alcoa Corp.	4,242,965

	Oil, Gas & Consumable Fuels — 3.4%
212,395	Antero Resources Corp. (a)	4,844,730
156,225	Cheniere Energy Partners LP Holdings LLC (b)	3,815,015
60,780	Diamondback Energy, Inc. (a)	6,303,798
139,975	Parsley Energy, Inc., Class A (a)	4,550,587
106,487	RSP Permian, Inc. (a)	4,411,756
		23,925,886

	Pharmaceuticals — 0.3%
84,131	Catalent, Inc. (a)	2,382,590

	Professional Services — 2.3%
274,363	IHS Markit Ltd. (a)	11,509,528
122,357	TransUnion (a)	4,692,391
		16,201,919

	Semiconductors & Semiconductor Equipment — 0.3%
73,317	Versum Materials, Inc. (a)	2,243,500

	Software — 2.7%
97,772	CDK Global, Inc.	6,356,158
40,113	Paycom Software, Inc. (a)	2,306,899
446,246	Snap, Inc., Class A (a) (b)	10,053,922
		18,716,979

	Specialty Retail — 1.8%
47,601	Burlington Stores, Inc. (a)	4,631,101
98,289	Camping World Holdings, Inc., Class A	3,168,837
137,958	Michaels (The) Cos., Inc. (a)	3,088,880
26,026	Murphy USA, Inc. (a)	1,910,829
		12,799,647

	Technology Hardware, Storage & Peripherals — 3.8%
1,117,718	Hewlett Packard Enterprise Co.	26,489,917

See Notes to Portfolio of Investments

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 1.2%
135,263	HD Supply Holdings, Inc. (a)	$5,562,691
94,292	Univar, Inc. (a)	2,890,993
		8,453,684
	Total Common Stocks — 100.0%	697,168,987
	(Cost $617,727,891)

	Money Market Funds — 2.7%
19,237,005	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.59% (c) (d)	19,237,005
	(Cost $19,237,005)

	Total Investments — 102.7%	716,405,992
	(Cost $636,964,896) (e)
	Net Other Assets and Liabilities — (2.7)%	(19,041,021)
	Net Assets — 100.0%	$697,364,971

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $18,935,738 and the total value of the collateral held by the Fund is $19,237,005.
(c)	Interest rate shown reflects yield as of March 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $91,898,458 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,457,362.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$697,168,987	$—	$—
Money Market Funds	19,237,005	—	—
Total Investments	$716,405,992	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 78.4%
871,926	ACADIA Pharmaceuticals, Inc. (a)	$29,976,816
639,579	Agios Pharmaceuticals, Inc. (a)	37,351,414
204,866	Alexion Pharmaceuticals, Inc. (a)	24,837,954
483,255	Alkermes PLC (a)	28,270,417
694,184	Alnylam Pharmaceuticals, Inc. (a)	35,576,930
174,884	Amgen, Inc.	28,693,218
104,302	Biogen, Inc. (a)	28,518,253
319,791	BioMarin Pharmaceutical, Inc. (a)	28,071,254
240,201	Celgene Corp. (a)	29,888,210
380,822	Gilead Sciences, Inc.	25,865,430
1,603,232	Grifols S.A., ADR	30,261,004
230,561	Incyte Corp. (a)	30,819,089
245,555	Intercept Pharmaceuticals, Inc. (a) (b)	27,772,270
1,160,308	Intrexon Corp. (a) (b)	22,997,305
575,691	Ionis Pharmaceuticals, Inc. (a)	23,142,778
1,377,667	Juno Therapeutics, Inc. (a) (b)	30,570,431
572,838	Kite Pharma, Inc. (a) (b)	44,962,055
1,727,078	Myriad Genetics, Inc. (a)	33,159,898
655,282	Neurocrine Biosciences, Inc. (a)	28,373,711
74,595	Regeneron Pharmaceuticals, Inc. (a)	28,906,308
460,056	Seattle Genetics, Inc. (a)	28,919,120
393,667	Ultragenyx Pharmaceutical, Inc. (a)	26,682,749
177,385	United Therapeutics Corp. (a)	24,014,381
332,280	Vertex Pharmaceuticals, Inc. (a)	36,334,818
		713,965,813

	Life Sciences Tools & Services — 15.8%
275,889	Bio-Techne Corp.	28,044,117
338,705	Charles River Laboratories International, Inc. (a)	30,466,515
169,174	Illumina, Inc. (a)	28,867,851
979,514	QIAGEN N.V.	28,376,520
355,479	Quintiles IMS Holdings, Inc. (a)	28,626,724
		144,381,727

	Pharmaceuticals — 5.8%
2,249,950	Nektar Therapeutics (a)	52,806,327
	Total Common Stocks — 100.0%	911,153,867
	(Cost $967,966,598)

Shares	Description	Value

	Money Market Funds — 12.5%
113,943,760	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.59% (c) (d)	$113,943,760
	(Cost $113,943,760)

	Total Investments — 112.5%	1,025,097,627
	(Cost $1,081,910,358) (e)
	Net Other Assets and Liabilities — (12.5)%	(113,858,779)
	Net Assets — 100.0%	$911,238,848

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $112,032,270 and the total value of the collateral held by the Fund is $113,943,760.
(c)	Interest rate shown reflects yield as of March 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $93,420,767 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $150,233,498.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$911,153,867	$—	$—
Money Market Funds	113,943,760	—	—
Total Investments	$1,025,097,627	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Capital Markets — 4.8%
2,685,909	E*TRADE Financial Corp. (a)	$93,711,365
2,381,725	TD Ameritrade Holding Corp.	92,553,834
		186,265,199

	Communications Equipment — 6.2%
581,669	Arista Networks, Inc. (a)	76,937,359
3,536,720	Juniper Networks, Inc.	98,426,917
846,552	NETGEAR, Inc. (a)	41,946,652
3,532,672	Sonus Networks, Inc. (a)	23,280,308
		240,591,236

	Diversified Telecommunication Services — 2.2%
1,106,635	Cogent Communications Holdings, Inc.	47,640,637
6,276,818	Vonage Holdings Corp. (a)	39,669,490
		87,310,127

	Health Care Technology — 3.4%
4,159,045	Allscripts Healthcare Solutions, Inc. (a)	52,736,691
1,532,223	Veeva Systems, Inc., Class A (a)	78,572,395
		131,309,086

	Internet & Direct Marketing Retail — 19.9%
380,570	Amazon.com, Inc. (a)	337,390,528
918,516	Expedia, Inc.	115,889,164
10,561,175	Groupon, Inc. (a)	41,505,418
1,416,999	Netflix, Inc. (a)	209,446,622
1,606,379	TripAdvisor, Inc. (a)	69,331,317
		773,563,049

	Internet Software & Services — 47.9%
1,134,595	2U, Inc. (a)	44,998,038
1,569,533	Akamai Technologies, Inc. (a)	93,701,120
226,246	Alphabet, Inc., Class A (a)	191,811,359
225,009	Alphabet, Inc., Class C (a)	186,658,466
1,770,061	Blucora, Inc. (a)	30,622,055
2,074,047	Box, Inc., Class A (a)	33,827,707
1,196,024	Cornerstone OnDemand, Inc. (a)	46,513,373
4,610,490	eBay, Inc. (a)	154,774,149
3,304,115	Endurance International Group Holdings, Inc. (a)	25,937,303
2,310,089	Facebook, Inc., Class A (a)	328,148,142
1,257,920	GoDaddy, Inc., Class A (a)	47,675,168
993,473	IAC/InterActiveCorp (a)	73,238,830
771,791	j2 Global, Inc.	64,760,983
730,675	LogMeIn, Inc.	71,240,812
4,662,481	Pandora Media, Inc. (a) (b)	55,063,901
2,162,543	TrueCar, Inc. (a) (b)	33,454,540
6,021,071	Twitter, Inc. (a)	90,015,011

Shares	Description	Value

	Common Stocks (Continued)
	Internet Software & Services (Continued)
994,155	VeriSign, Inc. (a)	$86,600,842
1,817,075	Web.com Group, Inc. (a)	35,069,548
3,616,737	Yahoo!, Inc. (a)	167,852,764
		1,861,964,111

	IT Services — 4.6%
4,195,969	PayPal Holdings, Inc. (a)	180,510,586

	Software — 11.0%
2,716,337	8x8, Inc. (a)	41,424,139
1,320,572	Citrix Systems, Inc. (a)	110,122,499
633,503	Ebix, Inc. (b)	38,802,059
793,117	HubSpot, Inc. (a)	48,023,235
2,277,772	salesforce.com, Inc. (a)	187,893,412
		426,265,344
	Total Common Stocks — 100.0%	3,887,778,738
	(Cost $3,455,848,094)

	Money Market Funds — 2.7%
102,219,928	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.59% (c) (d)	102,219,928
2,688,341	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.58% (c)	2,688,341
	Total Money Market Funds — 2.7%	104,908,269
	(Cost $104,908,269)

	Total Investments — 102.7%	3,992,687,007
	(Cost $3,560,756,363) (e)
	Net Other Assets and Liabilities — (2.7)%	(105,212,048)
	Net Assets — 100.0%	$3,887,474,959

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $100,072,226 and the total value of the collateral held by the Fund is $102,219,928.
(c)	Interest rate shown reflects yield as of March 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $623,619,312 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $191,688,668.

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$3,887,778,738	$—	$—
Money Market Funds	104,908,269	—	—
Total Investments	$3,992,687,007	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 10.0%
44,253	Boeing (The) Co.	$7,826,586
39,600	General Dynamics Corp.	7,413,120
27,392	Lockheed Martin Corp.	7,330,099
30,416	Northrop Grumman Corp.	7,234,141
48,056	Raytheon Co.	7,328,540
		37,132,486

	Air Freight & Logistics — 3.8%
132,530	Expeditors International of Washington, Inc.	7,486,620
61,411	United Parcel Service, Inc., Class B	6,589,400
		14,076,020

	Beverages — 4.0%
170,858	Coca-Cola (The) Co.	7,251,213
68,382	PepsiCo, Inc.	7,649,211
		14,900,424

	Capital Markets — 2.2%
60,861	S&P Global, Inc.	7,956,967

	Chemicals — 1.8%
48,150	Air Products and Chemicals, Inc.	6,514,213

	Communications Equipment — 2.1%
234,547	Cisco Systems, Inc.	7,927,689

	Electronic Equipment, Instruments & Components — 2.0%
102,913	Amphenol Corp., Class A	7,324,318

	Food & Staples Retailing — 4.0%
42,985	Costco Wholesale Corp.	7,208,155
105,088	Wal-Mart Stores, Inc.	7,574,743
		14,782,898

	Health Care Equipment & Supplies — 6.2%
152,711	Baxter International, Inc.	7,919,592
30,501	C. R. Bard, Inc.	7,580,719
57,986	Stryker Corp.	7,633,857
		23,134,168

	Health Care Providers & Services — 2.0%
44,497	UnitedHealth Group, Inc.	7,297,953

	Hotels, Restaurants & Leisure — 3.9%
57,745	McDonald’s Corp.	7,484,330
122,439	Starbucks Corp.	7,149,213
		14,633,543

	Household Products — 2.0%
80,730	Procter & Gamble (The) Co.	7,253,590

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates — 4.1%
39,554	3M Co.	$7,567,867
59,920	Honeywell International, Inc.	7,482,210
		15,050,077

	Insurance — 2.1%
103,837	Marsh & McLennan Cos., Inc.	7,672,516

	Internet Software & Services — 3.9%
8,524	Alphabet, Inc., Class A (a)	7,226,647
8,771	Alphabet, Inc., Class C (a)	7,276,071
		14,502,718

	IT Services — 11.7%
61,353	Accenture PLC, Class A	7,354,998
68,382	Automatic Data Processing, Inc.	7,001,633
41,394	International Business Machines Corp.	7,208,351
64,205	Mastercard, Inc., Class A	7,221,136
86,263	Visa, Inc., Class A	7,666,193
336,503	Western Union (The) Co.	6,847,836
		43,300,147

	Machinery — 2.0%
57,055	Illinois Tool Works, Inc.	7,558,076

	Media — 3.9%
82,931	Omnicom Group, Inc.	7,149,481
65,576	Walt Disney (The) Co.	7,435,663
		14,585,144

	Multiline Retail — 1.6%
110,138	Target Corp.	6,078,516

	Personal Products — 2.0%
88,659	Estee Lauder (The) Cos., Inc., Class A	7,517,397

	Pharmaceuticals — 2.1%
61,848	Johnson & Johnson	7,703,168

	Semiconductors & Semiconductor Equipment — 6.0%
191,116	Intel Corp.	6,893,554
170,568	Maxim Integrated Products, Inc.	7,668,737
94,447	Texas Instruments, Inc.	7,608,651
		22,170,942

	Software — 4.2%
63,769	Adobe Systems, Inc. (a)	8,298,260
112,526	Microsoft Corp.	7,410,962
		15,709,222

	Specialty Retail — 6.2%
52,063	Home Depot (The), Inc.	7,644,410
98,382	Lowe’s Cos., Inc.	8,087,984

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
93,520	TJX (The) Cos., Inc.	$7,395,562
		23,127,956

	Technology Hardware, Storage & Peripherals — 2.3%
58,832	Apple, Inc.	8,451,805

	Textiles, Apparel & Luxury Goods — 2.0%
132,705	NIKE, Inc., Class B	7,395,650

	Tobacco — 1.9%
100,840	Altria Group, Inc.	7,201,993
	Total Investments — 100.0%	370,959,596
	(Cost $334,454,232) (b)
	Net Other Assets and Liabilities — 0.0%	54,168
	Net Assets — 100.0%	$371,013,764

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $38,287,352 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,781,988.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$370,959,596	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.6%
100,971	Boeing (The) Co.	$17,857,731
66,555	Lockheed Martin Corp.	17,810,118
158,996	United Technologies Corp.	17,840,941
		53,508,790

	Air Freight & Logistics — 1.1%
230,854	C.H. Robinson Worldwide, Inc.	17,842,706
169,685	United Parcel Service, Inc., Class B	18,207,200
		36,049,906

	Automobiles — 0.5%
159,137	Toyota Motor Corp., ADR	17,285,461

	Banks — 6.4%
223,793	Bank of Hawaii Corp.	18,431,591
239,598	Bank of Montreal	17,919,534
303,466	Bank of Nova Scotia (The)	17,774,004
402,540	BB&T Corp.	17,993,538
204,529	Canadian Imperial Bank of Commerce	17,632,445
211,137	Cullen/Frost Bankers, Inc.	18,784,859
169,800	Park National Corp.	17,862,960
996,094	People’s United Financial, Inc.	18,128,911
245,614	Royal Bank of Canada	17,907,717
365,098	Toronto-Dominion (The) Bank	18,287,759
340,613	U.S. Bancorp	17,541,569
321,004	Wells Fargo & Co.	17,867,083
		216,131,970

	Beverages — 2.6%
159,651	Anheuser-Busch InBev S.A/N.V., ADR	17,523,294
420,141	Coca-Cola (The) Co.	17,830,784
152,386	Diageo PLC, ADR	17,612,774
182,867	Dr Pepper Snapple Group, Inc.	17,906,337
158,996	PepsiCo, Inc.	17,785,292
		88,658,481

	Biotechnology — 0.5%
107,822	Amgen, Inc.	17,690,356

	Capital Markets — 2.1%
47,407	BlackRock, Inc.	18,181,059
150,375	CME Group, Inc.	17,864,550
262,909	T. Rowe Price Group, Inc.	17,917,248
408,172	Thomson Reuters Corp.	17,645,276
		71,608,133

	Chemicals — 1.1%
130,820	Air Products and Chemicals, Inc.	17,698,638
150,818	Praxair, Inc.	17,887,015
		35,585,653

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 1.1%
286,318	Republic Services, Inc.	$17,983,634
247,360	Waste Management, Inc.	18,037,491
		36,021,125

	Communications Equipment — 1.1%
523,100	Cisco Systems, Inc.	17,680,780
211,663	Motorola Solutions, Inc.	18,249,584
		35,930,364

	Containers & Packaging — 1.6%
223,348	Avery Dennison Corp.	18,001,849
365,098	Bemis Co., Inc.	17,838,688
334,271	Sonoco Products Co.	17,689,621
		53,530,158

	Distributors — 0.5%
191,681	Genuine Parts Co.	17,713,241

	Diversified Telecommunication Services — 1.6%
428,539	AT&T, Inc.	17,805,796
551,321	TELUS Corp.	17,906,906
361,823	Verizon Communications, Inc.	17,638,871
		53,351,573

	Electric Utilities — 11.1%
260,902	ALLETE, Inc.	17,665,674
443,840	Alliant Energy Corp.	17,580,502
262,678	American Electric Power Co., Inc.	17,633,574
413,782	Avangrid, Inc.	17,685,043
214,765	Duke Energy Corp.	17,612,878
220,865	Edison International	17,583,063
357,756	El Paso Electric Co.	18,066,678
298,574	Eversource Energy	17,550,180
539,933	Fortis, Inc.	17,904,178
531,390	Hawaiian Electric Industries, Inc.	17,700,601
213,469	IDACORP, Inc.	17,709,388
280,883	MGE Energy, Inc.	18,257,395
135,628	NextEra Energy, Inc.	17,410,566
502,123	OGE Energy Corp.	17,564,263
464,843	Otter Tail Corp.	17,617,550
211,313	Pinnacle West Capital Corp.	17,619,278
397,503	Portland General Electric Co.	17,657,083
473,385	PPL Corp.	17,699,865
353,486	Southern (The) Co.	17,596,533
329,138	Westar Energy, Inc.	17,862,319
397,149	Xcel Energy, Inc.	17,653,273
		371,629,884

	Electrical Equipment — 1.6%
244,641	Eaton Corp. PLC	18,140,130
304,305	Emerson Electric Co.	18,215,697

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
151,469	Hubbell, Inc.	$18,183,854
		54,539,681

	Energy Equipment & Services — 0.5%
230,854	Schlumberger Ltd.	18,029,697

	Equity Real Estate Investment Trusts — 3.2%
148,155	American Tower Corp.	18,006,759
96,188	AvalonBay Communities, Inc.	17,660,117
133,948	Federal Realty Investment Trust	17,882,058
80,489	Public Storage	17,619,847
301,001	Realty Income Corp.	17,918,589
107,010	Simon Property Group, Inc.	18,408,930
		107,496,300

	Food & Staples Retailing — 2.1%
226,471	CVS Health Corp.	17,777,973
341,667	Sysco Corp.	17,739,351
255,238	Wal-Mart Stores, Inc.	18,397,555
303,568	Weis Markets, Inc.	18,107,831
		72,022,710

	Food Products — 4.8%
392,061	Archer-Daniels-Midland Co.	18,050,488
309,279	Campbell Soup Co.	17,703,130
442,948	Conagra Brands, Inc.	17,868,522
302,439	General Mills, Inc.	17,846,925
164,235	Hershey (The) Co.	17,942,674
520,649	Hormel Foods Corp.	18,030,075
133,799	J.M. Smucker (The) Co.	17,538,373
245,042	Kellogg Co.	17,792,500
194,848	Kraft Heinz (The) Co.	17,694,147
		160,466,834

	Gas Utilities — 3.2%
221,398	Atmos Energy Corp.	17,488,228
450,138	New Jersey Resources Corp.	17,825,465
295,600	Northwest Natural Gas Co.	17,469,960
497,348	South Jersey Industries, Inc.	17,730,456
266,765	Spire, Inc.	18,006,638
214,816	WGL Holdings, Inc.	17,728,764
		106,249,511

	Health Care Equipment & Supplies — 1.1%
397,767	Abbott Laboratories	17,664,833
219,429	Medtronic PLC	17,677,200
		35,342,033

	Health Care Providers & Services — 1.6%
216,166	Cardinal Health, Inc.	17,628,337
514,925	Owens & Minor, Inc.	17,816,405

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
397,767	Patterson Cos., Inc.	$17,991,002
		53,435,744

	Hotels, Restaurants & Leisure — 1.1%
113,158	Cracker Barrel Old Country Store, Inc.	18,020,412
137,305	McDonald’s Corp.	17,796,101
		35,816,513

	Household Durables — 0.5%
356,886	Leggett & Platt, Inc.	17,958,504

	Household Products — 2.1%
129,848	Clorox (The) Co.	17,507,406
242,143	Colgate-Palmolive Co.	17,722,446
134,331	Kimberly-Clark Corp.	17,681,989
196,489	Procter & Gamble (The) Co.	17,654,537
		70,566,378

	Industrial Conglomerates — 1.6%
93,364	3M Co.	17,863,334
603,945	General Electric Co.	17,997,561
142,817	Honeywell International, Inc.	17,833,559
		53,694,454

	Insurance — 6.9%
314,471	Arthur J. Gallagher & Co.	17,780,190
188,027	Assurant, Inc.	17,988,543
267,457	Axis Capital Holdings Ltd.	17,927,643
130,102	Chubb Ltd.	17,726,397
248,117	Cincinnati Financial Corp.	17,931,416
409,494	CNA Financial Corp.	18,087,350
145,360	Erie Indemnity Co., Class A	17,835,672
76,712	Everest Re Group, Ltd.	17,936,033
460,862	FNF Group	17,945,966
199,394	Hanover Insurance Group (The), Inc.	17,957,424
299,374	Mercury General Corp.	18,258,820
146,938	Travelers (The) Cos., Inc.	17,711,907
319,328	Validus Holdings Ltd.	18,006,906
		233,094,267

	IT Services — 2.6%
148,920	Accenture PLC, Class A	17,852,529
172,779	Automatic Data Processing, Inc.	17,690,842
1,128,901	Infosys Ltd., ADR	17,836,636
102,317	International Business Machines Corp.	17,817,482
292,003	Paychex, Inc.	17,198,977
		88,396,466

	Machinery — 2.2%
194,298	Caterpillar, Inc.	18,023,082
165,926	Deere & Co.	18,062,704

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
228,219	Dover Corp.	$18,337,397
135,061	Illinois Tool Works, Inc.	17,891,531
		72,314,714

	Media — 1.6%
211,162	Omnicom Group, Inc.	18,204,276
864,380	Shaw Communications, Inc., Class B	17,909,953
167,449	WPP PLC, ADR	18,318,921
		54,433,150

	Multiline Retail — 1.1%
473,385	Kohl’s Corp.	18,845,457
333,397	Target Corp.	18,400,180
		37,245,637

	Multi-Utilities — 6.9%
317,218	Ameren Corp.	17,316,931
452,073	Avista Corp.	17,653,451
268,017	Black Hills Corp.	17,815,090
394,233	CMS Energy Corp.	17,637,984
226,357	Consolidated Edison, Inc.	17,578,885
228,190	Dominion Resources, Inc.	17,700,698
174,497	DTE Energy Co.	17,817,889
655,127	MDU Resources Group, Inc.	17,930,826
397,415	Public Service Enterprise Group, Inc.	17,625,355
267,537	SCANA Corp.	17,483,543
159,323	Sempra Energy	17,605,191
305,657	Vectren Corp.	17,914,557
291,573	WEC Energy Group, Inc.	17,678,071
		229,758,471

	Oil, Gas & Consumable Fuels — 2.7%
167,292	Chevron Corp.	17,962,142
431,446	Enbridge, Inc.	18,051,701
218,838	Exxon Mobil Corp.	17,946,904
320,830	Royal Dutch Shell PLC, Class B, ADR	17,911,939
355,820	TOTAL S.A., ADR	17,940,444
		89,813,130

	Personal Products — 0.5%
353,486	Unilever PLC, ADR	17,440,999

	Pharmaceuticals — 5.8%
559,130	AstraZeneca PLC, ADR	17,411,308
317,276	Bristol-Myers Squibb Co.	17,253,469
211,064	Eli Lilly and Co.	17,752,593
416,495	GlaxoSmithKline PLC, ADR	17,559,429
141,336	Johnson & Johnson	17,603,399
281,381	Merck & Co., Inc.	17,878,949
236,750	Novartis AG, ADR	17,583,422
520,195	Novo Nordisk A/S, ADR	17,832,285
520,195	Pfizer, Inc.	17,795,871

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
391,803	Sanofi, ADR	$17,729,086
538,309	Teva Pharmaceutical Industries Ltd., ADR	17,274,336
		193,674,147

	Professional Services — 1.1%
433,343	Nielsen Holdings PLC	17,901,399
377,097	Robert Half International, Inc.	18,413,647
		36,315,046

	Road & Rail — 0.5%
170,932	Union Pacific Corp.	18,105,117

	Semiconductors & Semiconductor Equipment — 3.2%
218,424	Analog Devices, Inc.	17,899,847
502,406	Intel Corp.	18,121,784
244,173	Microchip Technology, Inc.	18,015,084
313,810	QUALCOMM, Inc.	17,993,865
536,036	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	17,603,422
220,783	Texas Instruments, Inc.	17,786,279
		107,420,281

	Software — 1.1%
560,883	CA, Inc.	17,791,209
273,121	Microsoft Corp.	17,987,749
		35,778,958

	Specialty Retail — 0.5%
121,057	Home Depot (The), Inc.	17,774,799

	Technology Hardware, Storage & Peripherals — 0.5%
566,970	Canon, Inc., ADR	17,729,152

	Textiles, Apparel & Luxury Goods — 0.5%
325,114	VF Corp.	17,871,517

	Thrifts & Mortgage Finance — 1.1%
1,227,918	Capitol Federal Financial, Inc.	17,964,440
1,073,038	Northwest Bancshares, Inc.	18,069,960
		36,034,400

	Tobacco — 2.1%
242,900	Altria Group, Inc.	17,347,918
269,973	British American Tobacco PLC, ADR	17,904,609
158,210	Philip Morris International, Inc.	17,861,909
283,342	Reynolds American, Inc.	17,856,213
		70,970,649

	Trading Companies & Distributors — 1.6%
355,325	Fastenal Co.	18,299,238
74,900	W.W. Grainger, Inc.	17,433,724

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
124,057	Watsco, Inc.	$17,762,481
		53,495,443

	Water Utilities — 1.1%
408,264	American States Water Co.	18,086,095
557,373	Aqua America, Inc.	17,919,542
		36,005,637
	Total Investments — 99.9%	3,353,985,434
	(Cost $3,092,268,734) (a)
	Net Other Assets and Liabilities — 0.1%	1,808,437
	Net Assets — 100.0%	$3,355,793,871

(a)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $289,017,091 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $27,300,391.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$3,353,985,434	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.1%
	Aerospace & Defense — 1.0%
19,731	Triumph Group, Inc.	$508,073

	Automobiles — 1.0%
17,828	Honda Motor Co., Ltd., ADR	539,475

	Biotechnology — 1.3%
36,782	Myriad Genetics, Inc. (a)	706,214

	Capital Markets — 0.9%
21,698	AllianceBernstein Holding, L.P. (b)	495,799

	Commercial Services & Supplies — 3.0%
18,463	Mobile Mini, Inc.	563,121
35,478	Pitney Bowes, Inc.	465,117
6,731	Stericycle, Inc. (a)	557,933
		1,586,171

	Communications Equipment — 1.3%
124,491	Nokia OYJ, ADR	674,741

	Construction Materials — 1.1%
61,996	Cemex S.A.B. de C.V., ADR (a)	562,304

	Diversified Telecommunication Services — 0.7%
161,828	Frontier Communications Corp.	346,312

	Electric Utilities — 2.2%
7,251	Entergy Corp.	550,786
19,676	FirstEnergy Corp.	626,090
		1,176,876

	Energy Equipment & Services — 4.3%
79,148	Helix Energy Solutions Group, Inc. (a)	614,980
88,980	Noble Corp. PLC	550,786
18,999	Oceaneering International, Inc.	514,493
41,962	Superior Energy Services, Inc. (a)	598,378
		2,278,637

	Equity Real Estate Investment — 1.0%
43,943	DDR Corp.	550,606

	Food & Staples Retailing — 1.1%
24,369	Sprouts Farmers Market, Inc. (a)	563,411

	Food Products — 1.2%
41,870	Darling Ingredients, Inc. (a)	607,952

	Health Care Providers & Services — 1.9%
31,754	Brookdale Senior Living, Inc. (a)	426,456
32,012	Tenet Healthcare Corp. (a)	566,933
		993,389

	Health Care Technology — 1.0%
18,647	Computer Programs & Systems, Inc.	522,116

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 6.4%
14,267	BJ’s Restaurants, Inc. (a)	$576,387
28,477	Bloomin’ Brands, Inc.	561,851
34,612	Extended Stay America, Inc.	551,715
29,966	Penn National Gaming, Inc. (a)	552,274
40,839	Potbelly Corp. (a)	567,662
9,996	Red Robin Gourmet Burgers, Inc. (a)	584,266
		3,394,155

	Household Durables — 1.1%
14,959	CalAtlantic Group, Inc.	560,215

	Independent Power and Renewable Electricity Producers — 3.2%
51,927	AES (The) Corp.	580,544
49,754	Calpine Corp. (a)	549,782
27,059	Pattern Energy Group, Inc.	544,697
		1,675,023

	Industrial Conglomerates — 1.0%
17,122	Koninklijke Philips N.V.	549,787

	Internet & Direct Marketing Retail — 0.8%
113,067	Groupon, Inc. (a)	444,353

	Internet Software & Services — 2.1%
51,287	Gogo, Inc. (a)	564,157
36,644	Twitter, Inc. (a)	547,828
		1,111,985

	Media — 5.6%
19,880	Discovery Communications, Inc., Class A (a)	578,309
175,491	Global Eagle Entertainment, Inc. (a)	559,816
44,369	National CineMedia, Inc.	560,381
39,574	tronc, Inc. (a)	550,870
15,464	Viacom, Inc., Class B	720,932
		2,970,308

	Metals & Mining — 6.2%
46,684	AngloGold Ashanti Ltd., ADR	502,787
66,500	ArcelorMittal (a)	555,275
139,203	Eldorado Gold Corp.	474,682
43,037	Goldcorp, Inc.	627,910
69,884	Tahoe Resources, Inc.	561,169
207,286	Yamana Gold, Inc.	572,109
		3,293,932

	Multiline Retail — 4.3%
75,912	JC Penney Co., Inc. (a)	467,618
12,828	Kohl’s Corp.	510,683
12,937	Nordstrom, Inc.	602,476
58,249	Sears Holdings Corp. (a)	669,281
		2,250,058

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 17.2%
22,848	Antero Resources Corp. (a)	$521,163
31,514	Boardwalk Pipeline Partners, L.P. (b)	577,021
43,183	Cenovus Energy, Inc.	487,968
35,165	CONSOL Energy, Inc. (a)	590,069
245,217	Denbury Resources, Inc. (a)	632,660
30,448	Enbridge Energy Partners, L.P. (b)	578,512
8,587	EQT Corp.	524,666
6,544	Exxon Mobil Corp.	536,673
81,714	Frontline Ltd.	550,752
10,147	Hess Corp.	489,187
16,310	Imperial Oil Ltd.	497,455
18,759	Murphy Oil Corp.	536,320
15,944	Newfield Exploration Co. (a)	588,493
45,171	QEP Resources, Inc. (a)	574,123
14,779	Range Resources Corp.	430,069
48,076	Southwestern Energy Co. (a)	392,781
23,128	Sunoco Logistics Partners, L.P. (b)	564,786
		9,072,698

	Pharmaceuticals — 3.6%
34,809	Endo International PLC (a)	388,468
12,216	GlaxoSmithKline PLC, ADR	515,027
12,391	Mallinckrodt PLC (a)	552,267
41,645	Valeant Pharmaceuticals International, Inc. (a)	459,344
		1,915,106

	Real Estate Management & Development — 2.3%
22,929	Realogy Holdings Corp.	683,055
32,311	St. Joe (The) Co. (a)	550,903
		1,233,958

	Software — 3.2%
99,870	EnerNOC, Inc. (a)	599,220
44,549	FireEye, Inc. (a)	561,763
56,627	Rosetta Stone, Inc. (a)	552,113
		1,713,096

	Specialty Retail — 16.9%
46,121	Abercrombie & Fitch Co., Class A	550,223
86,613	Ascena Retail Group, Inc. (a)	368,971
14,334	Bed Bath & Beyond, Inc.	565,620
24,116	Buckle (The), Inc.	448,558
39,319	Chico’s FAS, Inc.	558,330
27,437	DSW, Inc., Class A	567,397
41,269	Finish Line (The), Inc., Class A	587,258
24,347	GameStop Corp., Class A	549,025
9,722	Genesco, Inc. (a)	539,085
63,191	GNC Holdings, Inc., Class A	465,086
24,990	Michaels (The) Cos., Inc. (a)	559,526
124,273	Office Depot, Inc.	579,733
47,425	Rent-A-Center, Inc.	420,660
14,971	RH (a)	692,558

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
159,622	Stein Mart, Inc.	$480,462
19,383	Urban Outfitters, Inc. (a)	460,540
27,225	Vitamin Shoppe, Inc. (a)	548,584
		8,941,616

	Technology Hardware, Storage & Peripherals — 1.1%
78,172	BlackBerry Ltd. (a)	605,833

	Textiles, Apparel & Luxury Goods — 1.0%
6,525	Ralph Lauren Corp.	532,571

	Wireless Telecommunication Services — 1.1%
22,469	Vodafone Group PLC, ADR	593,856
	Total Investments — 100.1%	52,970,626
	(Cost $54,479,676) (c)
	Net Other Assets and Liabilities — (0.1)%	(60,709)
	Net Assets — 100.0%	$52,909,917

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,102,754 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,611,804.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$52,970,626	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

March 31, 2017 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of nineteen exchange-traded funds. This report covers the eight funds listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)

First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)

First Trust US Equity Opportunities ETF – (NYSE Arca ticker “FPX”)

First Trust NYSE Arca Biotechnology Index Fund – (NYSE Arca ticker “FBT”)

First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)

First Trust Capital Strength ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTCS”)

First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)

First Trust Value Line® 100 Exchange-Traded Fund – (NYSE Arca ticker “FVL”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2017 (Unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2017, is included with each Fund’s Portfolio of Investments.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2017 (Unaudited)

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2017, only FDM, FPX, FBT, and FDN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2017 (Unaudited)

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2017 through March 31, 2017) were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of March 31, 2017.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2017 (Unaudited)

Licensing Information

The “Dow Jones Internet Composite IndexSM” and “Dow Jones Select MicroCap IndexSM” are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust. Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing marks have been licensed to SPDJI and have been sublicensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones or their respective affiliates. SPDJI, Dow Jones and their respective affiliates make no representation or warranty, express or implied, to the owners of the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the First Trust Dow Jones Internet Index Fund and First Trust Dow Jones Select MicroCap Index Fund particularly.

MORNINGSTAR, INC. (“MORNINGSTAR”), DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OR USERS OF THE FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR® DIVIDEND LEADERS INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITIES OF SUCH DAMAGES.

The First Trust US Equity Opportunities ETF is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. IPOX®’s only relationship to First Trust is the licensing of certain trademarks and trade names of IPOX® and of the U.S. IPOX® 100 Index, which is determined, composed and calculated by IPOX® without regard to First Trust or the Fund. IPOX® IS A REGISTERED INTERNATIONAL TRADEMARK OF IPOX® SCHUSTER LLC AND IPOX® SCHUSTER AND IPOX®-100 ARE TRADEMARKS AND SERVICE MARKS OF IPOX® SCHUSTER LLC (WWW.IPOXSCHUSTER.COM) AND HAVE BEEN LICENSED FOR CERTAIN PURPOSES FROM IPOX® SCHUSTER LLC TO FIRST TRUST PURSUANT TO THE PRODUCT LICENSE AGREEMENT. A PATENT WITH RESPECT TO THE IPOX® INDEX METHODOLOGY HAS BEEN ISSUED (U.S. PAT. NO. 7,698,197).

The NYSE Arca Biotechnology IndexSM is a trademark of the NYSE Group, Inc. (“NYSE”) or its affiliates and is licensed for use by First Trust Advisors L.P. The First Trust NYSE Arca Biotechnology Index Fund is not sponsored or endorsed by NYSE. NYSE makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund. NYSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NYSE MAKES NO WARRANTY, EXPRESSED OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE.

The First Trust Capital Strength ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of The Capital Strength IndexTM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Fund is in the licensing of The Capital Strength IndexTM, and certain trade names of the Corporations and the use of The Capital Strength IndexTM, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Fund.

VALUE LINE PUBLISHING LLC’S (“VLP”) ONLY RELATIONSHIP TO FIRST TRUST IS VLP’S LICENSING TO FIRST TRUST OF CERTAIN VLP TRADEMARKS AND TRADE NAMES AND THE VALUE LINE® EQUITY ALLOCATION INDEX, THE VALUE LINE® DIVIDEND INDEX AND VALUE LINE® 100 INDEX (THE “INDEXES”), WHICH ARE COMPOSED BY VLP WITHOUT REGARD TO FIRST TRUST, THE FIRST TRUST VALUE LINE® DIVIDEND INDEX FUND AND THE FIRST TRUST VALUE LINE® 100 EXCHANGE-TRADED FUND (THE “PRODUCTS”) OR ANY INVESTOR. VLP HAS NO OBLIGATION TO TAKE THE NEEDS OF FIRST TRUST OR ANY INVESTOR IN THE PRODUCTS INTO CONSIDERATION IN COMPOSING THE INDEXES.

VALUE LINE IS A REGISTERED TRADEMARK OF VALUE LINE, INC. THAT IS LICENSED TO FIRST TRUST. THE PRODUCTS ARE NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING LLC, VALUE LINE, INC., OR ANY OF THEIR AFFILIATES. FIRST TRUST IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 1.0%
110,741	American Airlines Group, Inc.	$4,684,344

	Automobiles — 1.1%
17,690	Tesla, Inc. (a) (b)	4,923,127

	Beverages — 1.0%
98,884	Monster Beverage Corp. (b)	4,565,474

	Biotechnology — 10.0%
37,746	Alexion Pharmaceuticals, Inc. (b)	4,576,325
27,566	Amgen, Inc.	4,522,754
16,889	Biogen, Inc. (b)	4,617,790
51,033	BioMarin Pharmaceutical, Inc. (b)	4,479,677
36,910	Celgene Corp. (b)	4,592,711
67,321	Gilead Sciences, Inc.	4,572,442
31,416	Incyte Corp. (b)	4,199,377
12,242	Regeneron Pharmaceuticals, Inc. (b)	4,743,897
26,011	Shire PLC, ADR	4,531,897
50,402	Vertex Pharmaceuticals, Inc. (b)	5,511,459
		46,348,329

	Commercial Services & Supplies — 1.0%
37,331	Cintas Corp.	4,723,865

	Communications Equipment — 1.0%
135,328	Cisco Systems, Inc.	4,574,086

	Food & Staples Retailing — 2.0%
27,652	Costco Wholesale Corp.	4,636,964
54,481	Walgreens Boots Alliance, Inc.	4,524,647
		9,161,611

	Food Products — 1.9%
50,332	Kraft Heinz (The) Co.	4,570,649
103,358	Mondelez International, Inc., Class A	4,452,663
		9,023,312

	Health Care Equipment & Supplies — 4.0%
73,157	DENTSPLY SIRONA, Inc.	4,567,923
108,752	Hologic, Inc. (b)	4,627,398
30,709	IDEXX Laboratories, Inc. (b)	4,747,918
6,196	Intuitive Surgical, Inc. (b)	4,749,048
		18,692,287

	Health Care Providers & Services — 2.0%
71,591	Express Scripts Holding Co. (b)	4,718,563
27,150	Henry Schein, Inc. (b)	4,614,685
		9,333,248

	Health Care Technology — 1.0%
81,867	Cerner Corp. (b)	4,817,873

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 3.1%
52,547	Marriott International, Inc., Class A	$4,948,876
89,882	Norwegian Cruise Line Holdings Ltd. (b)	4,559,714
82,879	Starbucks Corp.	4,839,305
		14,347,895

	Internet & Direct Marketing Retail — 8.0%
5,445	Amazon.com, Inc. (b)	4,827,210
94,513	Ctrip.com International Ltd., ADR (b)	4,645,314
35,285	Expedia, Inc.	4,451,908
146,660	JD.com, Inc., ADR (b)	4,562,593
115,590	Liberty Interactive Corp. QVC Group, Class A (b)	2,314,112
52,266	Liberty Ventures, Series A (b)	2,324,792
32,005	Netflix, Inc. (b)	4,730,659
2,625	Priceline Group (The), Inc. (b)	4,672,421
107,667	TripAdvisor, Inc. (b)	4,646,908
		37,175,917

	Internet Software & Services — 6.9%
71,602	Akamai Technologies, Inc. (b)	4,274,639
2,660	Alphabet, Inc., Class A (b)	2,255,148
2,725	Alphabet, Inc., Class C (b)	2,260,551
26,175	Baidu, Inc., ADR (b)	4,515,711
138,149	eBay, Inc. (b)	4,637,662
33,222	Facebook, Inc., Class A (b)	4,719,185
15,950	NetEase, Inc., ADR	4,529,800
99,207	Yahoo!, Inc. (b)	4,604,197
		31,796,893

	IT Services — 4.9%
44,282	Automatic Data Processing, Inc.	4,534,034
79,342	Cognizant Technology Solutions Corp., Class A (b)	4,722,436
39,404	Fiserv, Inc. (b)	4,543,675
73,936	Paychex, Inc.	4,354,830
107,925	PayPal Holdings, Inc. (b)	4,642,934
		22,797,909

	Leisure Products — 2.0%
46,404	Hasbro, Inc.	4,632,047
180,978	Mattel, Inc.	4,634,847
		9,266,894

	Life Sciences Tools & Services — 1.1%
28,892	Illumina, Inc. (b)	4,930,131

	Machinery — 1.0%
66,915	PACCAR, Inc.	4,496,688

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media — 8.1%
14,286	Charter Communications, Inc., Class A (b)	$4,676,094
123,723	Comcast Corp., Class A	4,650,748
82,692	Discovery Communications, Inc., Class A (b)	2,405,510
84,514	Discovery Communications, Inc., Class C (b)	2,392,591
73,641	DISH Network Corp., Class A (b)	4,675,467
31,069	Liberty Global PLC, Class A (b)	1,114,445
31,661	Liberty Global PLC, Class C (b)	1,109,401
51,562	Liberty Global PLC LiLAC, Class A (b)	1,146,739
50,053	Liberty Global PLC LiLAC, Class C (b)	1,153,221
862,576	Sirius XM Holdings, Inc. (a)	4,442,266
75,387	Twenty-First Century Fox, Inc., Class A	2,441,785
76,843	Twenty-First Century Fox, Inc., Class B	2,442,071
106,622	Viacom, Inc., Class B	4,970,718
		37,621,056

	Multiline Retail — 1.0%
61,374	Dollar Tree, Inc. (b)	4,815,404

	Pharmaceuticals — 0.9%
110,019	Mylan N.V. (b)	4,289,641

	Professional Services — 1.0%
57,291	Verisk Analytics, Inc. (b)	4,648,592

	Road & Rail — 2.0%
98,653	CSX Corp.	4,592,297
49,420	J.B. Hunt Transport Services, Inc.	4,533,791
		9,126,088

	Semiconductors & Semiconductor Equipment — 14.1%
56,074	Analog Devices, Inc.	4,595,264
118,224	Applied Materials, Inc.	4,598,914
20,934	Broadcom Ltd.	4,583,709
132,094	Intel Corp.	4,764,630
48,821	KLA-Tencor Corp.	4,641,412
36,579	Lam Research Corp.	4,695,280
101,855	Maxim Integrated Products, Inc.	4,579,401
62,147	Microchip Technology, Inc.	4,585,206
179,872	Micron Technology, Inc. (b)	5,198,301
43,929	NVIDIA Corp.	4,785,186
80,214	QUALCOMM, Inc.	4,599,471
47,390	Skyworks Solutions, Inc.	4,643,272
56,789	Texas Instruments, Inc.	4,574,922
77,355	Xilinx, Inc.	4,478,081
		65,323,049

Shares	Description	Value

	Common Stocks (Continued)
	Software — 9.9%
94,208	Activision Blizzard, Inc.	$4,697,211
36,220	Adobe Systems, Inc. (b)	4,713,309
53,505	Autodesk, Inc. (b)	4,626,577
142,223	CA, Inc.	4,511,314
45,744	Check Point Software Technologies Ltd. (b)	4,696,079
56,034	Citrix Systems, Inc. (b)	4,672,675
51,626	Electronic Arts, Inc. (b)	4,621,560
37,375	Intuit, Inc.	4,335,126
71,290	Microsoft Corp.	4,695,159
150,241	Symantec Corp.	4,609,394
		46,178,404

	Specialty Retail — 3.9%
17,006	O’Reilly Automotive, Inc. (b)	4,588,899
68,844	Ross Stores, Inc.	4,534,754
64,824	Tractor Supply Co.	4,470,911
16,124	Ulta Beauty, Inc. (b)	4,599,049
		18,193,613

	Technology Hardware, Storage & Peripherals — 3.1%
32,988	Apple, Inc.	4,739,056
98,579	Seagate Technology PLC	4,527,733
60,256	Western Digital Corp.	4,972,928
		14,239,717

	Trading Companies & Distributors — 1.0%
89,719	Fastenal Co.	4,620,528

	Wireless Telecommunication Services — 2.0%
73,556	T-Mobile US, Inc. (b)	4,750,982
174,914	Vodafone Group PLC, ADR	4,622,977
		9,373,959
	Total Common Stocks — 100.0%	464,089,934
	(Cost $403,954,008)

	Money Market Funds — 1.7%
7,949,978	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.59% (c) (d)	7,949,978
	(Cost $7,949,978)

	Total Investments — 101.7%	472,039,912
	(Cost $411,903,986) (e)
	Net Other Assets and Liabilities — (1.7)%	(7,891,955)
	Net Assets — 100.0%	$464,147,957

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

(a)	All or a portion of this security is on loan (see Note 2C- Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,646,054 and the total value of the collateral held by the Fund is $7,949,978.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of March 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $76,114,761 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,978,835.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$464,089,934	$—	$—
Money Market Funds	7,949,978	—	—
Total Investments	$472,039,912	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 2.9%
1,638,632	Cisco Systems, Inc.	$55,385,762

	Health Care Technology — 3.1%
990,823	Cerner Corp. (a)	58,309,933

	Internet Software & Services — 17.2%
862,930	Akamai Technologies, Inc. (a)	51,516,921
32,147	Alphabet, Inc., Class A (a)	27,254,227
32,912	Alphabet, Inc., Class C (a)	27,302,479
317,577	Baidu, Inc., ADR (a)	54,788,384
401,103	Facebook, Inc., Class A (a)	56,976,681
192,420	NetEase, Inc., ADR	54,647,280
1,203,915	Yahoo!, Inc. (a)	55,873,695
		328,359,667

	IT Services — 3.0%
957,829	Cognizant Technology Solutions Corp., Class A (a)	57,009,982

	Semiconductors & Semiconductor Equipment — 41.4%
673,678	Analog Devices, Inc.	55,207,912
1,427,963	Applied Materials, Inc.	55,547,761
253,597	Broadcom Ltd.	55,527,599
1,590,317	Intel Corp.	57,362,734
592,358	KLA-Tencor Corp.	56,315,475
443,474	Lam Research Corp.	56,924,323
1,229,514	Maxim Integrated Products, Inc.	55,278,949
755,122	Microchip Technology, Inc.	55,712,901
2,174,046	Micron Technology, Inc. (a)	62,829,929
528,805	NVIDIA Corp.	57,602,729
974,637	QUALCOMM, Inc.	55,885,686
572,761	Skyworks Solutions, Inc.	56,119,123
682,364	Texas Instruments, Inc.	54,971,244
933,596	Xilinx, Inc.	54,045,872
		789,332,237

	Software — 23.4%
441,624	Adobe Systems, Inc. (a)	57,468,531
650,552	Autodesk, Inc. (a)	56,253,231
1,729,584	CA, Inc.	54,862,404
553,051	Check Point Software Technologies Ltd. (a)	56,776,216
678,075	Citrix Systems, Inc. (a)	56,544,674
452,633	Intuit, Inc.	52,500,902
864,658	Microsoft Corp.	56,946,376
1,827,050	Symantec Corp.	56,053,894
		447,406,228

	Technology Hardware, Storage & Peripherals — 9.0%
400,675	Apple, Inc.	57,560,971
1,196,722	Seagate Technology PLC	54,965,441

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
729,679	Western Digital Corp.	$60,220,408
		172,746,820
	Total Investments — 100.0%	1,908,550,629
	(Cost $1,645,857,829) (b)
	Net Other Assets and Liabilities — 0.0%	18,798
	Net Assets — 100.0%	$1,908,569,427

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $274,172,468 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,479,668.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,908,550,629	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Airlines — 1.5%
36,319	American Airlines Group, Inc.	$1,536,294

	Automobiles — 1.6%
5,803	Tesla, Inc. (b) (c)	1,614,975

	Beverages — 1.5%
32,434	Monster Beverage Corp. (c)	1,497,478

	Biotechnology — 15.1%
12,375	Alexion Pharmaceuticals, Inc. (c)	1,500,345
9,048	Amgen, Inc.	1,484,505
5,540	Biogen, Inc. (c)	1,514,747
16,733	BioMarin Pharmaceutical, Inc. (c)	1,468,823
12,107	Celgene Corp. (c)	1,506,474
22,068	Gilead Sciences, Inc.	1,498,858
10,305	Incyte Corp. (c)	1,377,469
4,013	Regeneron Pharmaceuticals, Inc. (c)	1,555,078
8,531	Shire PLC, ADR	1,486,356
16,539	Vertex Pharmaceuticals, Inc. (c)	1,808,540
		15,201,195

	Commercial Services & Supplies — 1.5%
12,241	Cintas Corp.	1,548,976

	Food & Staples Retailing — 3.0%
9,074	Costco Wholesale Corp.	1,521,619
17,868	Walgreens Boots Alliance, Inc.	1,483,938
		3,005,557

	Food Products — 3.0%
16,512	Kraft Heinz (The) Co.	1,499,455
33,879	Mondelez International, Inc., Class A	1,459,507
		2,958,962

	Health Care Equipment & Supplies — 6.1%
23,982	DENTSPLY SIRONA, Inc.	1,497,436
35,672	Hologic, Inc. (c)	1,517,844
10,075	IDEXX Laboratories, Inc. (c)	1,557,696
2,033	Intuitive Surgical, Inc. (c)	1,558,233
		6,131,209

	Health Care Providers & Services — 3.1%
23,495	Express Scripts Holding Co. (c)	1,548,555
8,905	Henry Schein, Inc. (c)	1,513,583
		3,062,138

	Hotels, Restaurants & Leisure — 4.7%
17,238	Marriott International, Inc., Class A	1,623,475
29,481	Norwegian Cruise Line Holdings Ltd. (c)	1,495,571
27,194	Starbucks Corp.	1,587,858
		4,706,904

Shares	Description	Value

	Common Stocks (a) (Continued)
	Internet & Direct Marketing Retail — 12.1%
1,787	Amazon.com, Inc. (c)	$1,584,247
31,006	Ctrip.com International Ltd., ADR (c)	1,523,945
11,576	Expedia, Inc.	1,460,544
48,147	JD.com, Inc., ADR (c)	1,497,853
37,955	Liberty Interactive Corp. QVC Group, Class A (c)	759,859
17,147	Liberty Ventures, Series A (c)	762,699
10,498	Netflix, Inc. (c)	1,551,709
861	Priceline Group (The), Inc. (c)	1,532,554
35,318	TripAdvisor, Inc. (c)	1,524,325
		12,197,735

	Internet Software & Services — 1.5%
45,320	eBay, Inc. (c)	1,521,392

	IT Services — 5.9%
14,527	Automatic Data Processing, Inc.	1,487,420
12,925	Fiserv, Inc. (c)	1,490,382
24,253	Paychex, Inc.	1,428,502
35,375	PayPal Holdings, Inc. (c)	1,521,832
		5,928,136

	Leisure Products — 3.0%
15,224	Hasbro, Inc.	1,519,660
59,363	Mattel, Inc.	1,520,286
		3,039,946

	Life Sciences Tools & Services — 1.6%
9,477	Illumina, Inc. (c)	1,617,155

	Machinery — 1.5%
21,950	PACCAR, Inc.	1,475,040

	Media — 12.3%
4,687	Charter Communications, Inc., Class A (c)	1,534,149
40,581	Comcast Corp., Class A	1,525,440
27,097	Discovery Communications, Inc., Class A (c)	788,252
27,713	Discovery Communications, Inc., Class C (c)	784,555
24,161	DISH Network Corp., Class A (c)	1,533,982
10,203	Liberty Global PLC, Class A (c)	365,981
10,396	Liberty Global PLC, Class C (c)	364,276
16,930	Liberty Global PLC LiLAC, Class A (c)	376,523
16,420	Liberty Global PLC LiLAC, Class C (c)	378,317
283,201	Sirius XM Holdings, Inc. (b)	1,458,485
24,725	Twenty-First Century Fox, Inc., Class A	800,843

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Media (Continued)
25,207	Twenty-First Century Fox, Inc., Class B	$801,078
34,978	Viacom, Inc., Class B	1,630,674
		12,342,555

	Multiline Retail — 1.6%
20,137	Dollar Tree, Inc. (c)	1,579,949

	Pharmaceuticals — 1.4%
36,091	Mylan N.V. (c)	1,407,188

	Professional Services — 1.5%
18,789	Verisk Analytics, Inc. (c)	1,524,539

	Road & Rail — 3.0%
32,355	CSX Corp.	1,506,125
16,198	J.B. Hunt Transport Services, Inc.	1,486,005
		2,992,130

	Software — 3.0%
30,912	Activision Blizzard, Inc.	1,541,273
16,935	Electronic Arts, Inc. (c)	1,516,021
		3,057,294

	Specialty Retail — 5.9%
5,579	O’Reilly Automotive, Inc. (c)	1,505,437
22,593	Ross Stores, Inc.	1,488,201
21,273	Tractor Supply Co.	1,467,199
5,294	Ulta Beauty, Inc. (c)	1,510,008
		5,970,845

	Trading Companies & Distributors — 1.5%
29,424	Fastenal Co.	1,515,336

	Wireless Telecommunication Services — 3.1%
24,126	T-Mobile US, Inc. (c)	1,558,298
57,365	Vodafone Group PLC, ADR	1,516,157
		3,074,455

	Total Common Stocks — 100.0%	100,507,383
	(Cost $93,892,556)

Shares	Description	Value

	Money Market Funds — 2.6%
2,558,831	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.59% (d) (e)	$2,558,831
50,179	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.58% (d)	50,179
	Total Money Market Funds — 2.6%	2,609,010
	(Cost $2,609,010)

	Total Investments — 102.6%	103,116,393
	(Cost $96,501,566) (f)
	Net Other Assets and Liabilities — (2.6)%	(2,600,749)
	Net Assets — 100.0%	$100,515,644

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,457,171 and the total value of the collateral held by the Fund is $2,558,831.
(c)	Non-income producing security.
(d)	Interest rate shown reflects yield as of March 31, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,357,786 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,742,959.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$100,507,383	$—	$—
Money Market Funds	2,609,010	—	—
Total Investments	$103,116,393	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 7.3%
75,237	Hexcel Corp.	$4,104,178

	Automobiles — 8.9%
17,887	Tesla, Inc. (a) (b)	4,977,952

	Electrical Equipment — 10.6%
21,162	Acuity Brands, Inc.	4,317,048
155,629	Ballard Power Systems, Inc. (a) (b)	345,496
160,968	Plug Power, Inc. (a) (b)	222,136
92,526	Sunrun, Inc. (a) (b)	499,640
30,068	TPI Composites, Inc. (b)	571,593
		5,955,913

	Electronic Equipment, Instruments & Components — 12.3%
144,060	AVX Corp.	2,359,703
34,098	Itron, Inc. (b)	2,069,749
28,600	Maxwell Technologies, Inc. (b)	166,166
26,350	Universal Display Corp.	2,268,735
		6,864,353

	Independent Power and Renewable Electricity Producers — 18.6%
25,020	8point3 Energy Partners L.P. (a) (c)	339,521
89,318	Atlantica Yield PLC	1,872,105
48,338	NextEra Energy Partners, L.P. (c)	1,601,438
55,961	NRG Yield, Inc., Class C	990,510
40,555	Ormat Technologies, Inc.	2,314,879
77,957	Pattern Energy Group, Inc.	1,569,275
100,914	TerraForm Global, Inc., Class A (b)	484,387
81,194	TerraForm Power, Inc., Class A (b)	1,004,370
98,145	Vivint Solar, Inc. (a) (b)	274,806
		10,451,291

	Mortgage Real Estate Investment Trusts — 1.5%
42,702	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	862,580

	Oil, Gas & Consumable Fuels — 2.6%
34,029	Green Plains, Inc.	842,218
35,324	Pacific Ethanol, Inc. (b)	241,969
34,361	Renewable Energy Group, Inc. (b)	359,073
		1,443,260

	Semiconductors & Semiconductor Equipment — 36.9%
35,411	Advanced Energy Industries, Inc. (b)	2,427,778
51,503	Canadian Solar, Inc. (a) (b)	631,942
82,381	Cree, Inc. (b)	2,202,044
61,780	First Solar, Inc. (a) (b)	1,674,238
35,905	JA Solar Holdings Co., Ltd., ADR (a) (b)	234,819
20,312	JinkoSolar Holding Co., Ltd., ADR (a) (b)	336,570

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
86,292	Microsemi Corp. (b)	$4,446,627
295,547	ON Semiconductor Corp. (b)	4,578,023
26,216	Power Integrations, Inc.	1,723,702
36,778	SolarEdge Technologies, Inc. (b)	573,737
123,573	SunPower Corp. (a) (b)	753,795
36,180	Veeco Instruments, Inc. (b)	1,079,973
		20,663,248

	Software — 1.2%
27,545	EnerNOC, Inc. (b)	165,270
46,251	Silver Spring Networks, Inc. (b)	522,174
		687,444
	Total Common Stocks — 99.9%	56,010,219
	(Cost $57,102,603)

	Money Market Funds — 14.9%
8,344,668	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.59% (d) (e)	8,344,668
	(Cost $8,344,668)

	Total Investments — 114.8%	64,354,887
	(Cost $65,447,271) (f)
	Net Other Assets and Liabilities — (14.8)%	(8,294,135)
	Net Assets — 100.0%	$56,060,752

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $8,172,534 and the total value of the collateral held by the Fund is $8,344,668.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Interest rate shown reflects yield as of March 31, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,657,039 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,749,423.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$56,010,219	$—	$—
Money Market Funds	8,344,668	—	—
Total Investments	$64,354,887	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Diversified REITs — 7.8%
11,750	American Assets Trust, Inc.	$491,620
10,436	Armada Hoffler Properties, Inc.	144,956
159,522	Colony NorthStar, Inc., Class A	2,059,429
35,415	Empire State Realty Trust, Inc., Class A	730,966
16,770	First Potomac Realty Trust	172,396
62,212	Forest City Realty Trust, Inc., Class A	1,354,977
7,183	Gladstone Commercial Corp.	148,473
16,400	Global Net Lease, Inc.	394,912
40,450	Gramercy Property Trust	1,063,835
35,011	Investors Real Estate Trust	207,615
20,468	iStar, Inc. (a)	241,522
62,209	Lexington Realty Trust	620,846
42,270	Liberty Property Trust	1,629,508
4,282	One Liberty Properties, Inc.	100,027
5,619	PS Business Parks, Inc.	644,836
18,259	Select Income REIT	470,900
139,058	Spirit Realty Capital, Inc.	1,408,658
44,829	STORE Capital Corp.	1,070,516
280,140	VEREIT, Inc.	2,378,389
21,485	Washington Real Estate Investment Trust	672,051
30,563	WP Carey, Inc.	1,901,630
		17,908,062

	Health Care REITs — 13.0%
24,171	Care Capital Properties, Inc.	649,475
19,042	CareTrust REIT, Inc.	320,286
3,735	Community Healthcare Trust, Inc.	89,266
134,633	HCP, Inc.	4,211,320
33,485	Healthcare Realty Trust, Inc.	1,088,263
40,756	Healthcare Trust of America, Inc., Class A	1,282,184
11,384	LTC Properties, Inc.	545,294
6,014	MedEquities Realty Trust, Inc.	67,417
92,290	Medical Properties Trust, Inc.	1,189,618
11,459	National Health Investors, Inc.	832,267
23,617	New Senior Investment Group, Inc.	240,893
56,576	Omega Healthcare Investors, Inc.	1,866,442
43,573	Physicians Realty Trust	865,796
26,915	Quality Care Properties, Inc. (a)	507,617
18,774	Sabra Health Care REIT, Inc.	524,358
68,309	Senior Housing Properties Trust	1,383,257
3,595	Universal Health Realty Income Trust	231,878
101,978	Ventas, Inc.	6,632,649
104,260	Welltower, Inc.	7,383,693
		29,911,973

	Hotel & Resort REITs — 6.3%
44,963	Apple Hospitality REIT, Inc.	858,793
9,138	Ashford Hospitality Prime, Inc.	96,954
22,956	Ashford Hospitality Trust, Inc.	146,230
11,032	Chatham Lodging Trust	217,882
17,283	Chesapeake Lodging Trust	414,101

Shares	Description	Value

	Common Stocks (Continued)
	Hotel & Resort REITs (Continued)
57,571	DiamondRock Hospitality Co.	$641,917
36,850	FelCor Lodging Trust, Inc.	276,744
12,013	Hersha Hospitality Trust	225,724
47,238	Hospitality Properties Trust	1,489,414
212,584	Host Hotels & Resorts, Inc.	3,966,817
32,511	LaSalle Hotel Properties	941,194
33,017	Park Hotels & Resorts, Inc.	847,546
20,739	Pebblebrook Hotel Trust	605,786
35,837	RLJ Lodging Trust	842,528
14,667	Ryman Hospitality Properties, Inc.	906,861
26,891	Summit Hotel Properties, Inc.	429,718
63,286	Sunstone Hotel Investors, Inc.	970,174
30,738	Xenia Hotels & Resorts, Inc.	524,698
		14,403,081

	Industrial REITs — 6.6%
26,426	DCT Industrial Trust, Inc.	1,271,619
102,247	Duke Realty Corp.	2,686,029
9,580	EastGroup Properties, Inc.	704,417
33,724	First Industrial Realty Trust, Inc.	898,070
20,408	Monmouth Real Estate Investment Corp.	291,222
152,221	Prologis, Inc.	7,897,226
19,159	Rexford Industrial Realty, Inc.	431,461
23,595	STAG Industrial, Inc.	590,347
13,664	Terreno Realty Corp.	382,592
		15,152,983

	Office REITs — 13.6%
25,557	Alexandria Real Estate Equities, Inc.	2,824,560
44,239	Boston Properties, Inc.	5,857,686
50,365	Brandywine Realty Trust	817,424
7,097	City Office REIT, Inc.	86,229
35,214	Columbia Property Trust, Inc.	783,512
28,374	Corporate Office Properties Trust	939,179
120,308	Cousins Properties, Inc.	994,947
41,824	Douglas Emmett, Inc.	1,606,042
6,917	Easterly Government Properties, Inc.	136,887
35,677	Equity Commonwealth (a)	1,113,836
30,836	Franklin Street Properties Corp.	374,349
20,457	Government Properties Income Trust	428,165
29,236	Highwoods Properties, Inc.	1,436,365
44,508	Hudson Pacific Properties, Inc.	1,541,757
28,117	Kilroy Realty Corp.	2,026,673
25,836	Mack-Cali Realty Corp.	696,022
16,113	NorthStar Realty Europe Corp.	186,750
12,287	Parkway, Inc.	244,388
41,789	Piedmont Office Realty Trust, Inc., Class A	893,449
28,924	SL Green Realty Corp.	3,083,877
13,751	Tier REIT, Inc.	238,717
49,501	Vornado Realty Trust	4,965,445
		31,276,259

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Residential REITs — 16.8%
38,330	American Campus Communities, Inc.	$1,824,125
62,228	American Homes 4 Rent, Class A	1,428,755
45,153	Apartment Investment & Management Co., Class A	2,002,536
39,491	AvalonBay Communities, Inc.	7,250,548
6,950	Bluerock Residential Growth REIT, Inc.	85,554
25,169	Camden Property Trust	2,025,098
27,914	Colony Starwood Homes	947,680
21,037	Education Realty Trust, Inc.	859,361
23,454	Equity LifeStyle Properties, Inc.	1,807,365
105,565	Equity Residential	6,568,254
18,849	Essex Property Trust, Inc.	4,364,109
17,063	Independence Realty Trust, Inc.	159,880
22,550	Invitation Homes, Inc. (a)	492,267
32,652	Mid-America Apartment Communities, Inc.	3,322,014
47,976	Monogram Residential Trust, Inc.	478,321
5,027	NexPoint Residential Trust, Inc.	121,452
7,618	Preferred Apartment Communities, Inc., Class A	100,634
10,174	Silver Bay Realty Trust Corp.	218,436
19,236	Sun Communities, Inc.	1,545,228
76,852	UDR, Inc.	2,786,654
7,502	UMH Properties, Inc.	114,105
		38,502,376

	Retail REITs — 21.7%
24,359	Acadia Realty Trust	732,232
7,521	Agree Realty Corp.	360,707
1,013	Alexander’s, Inc.	437,474
75,261	Brixmor Property Group, Inc.	1,615,101
49,115	CBL & Associates Properties, Inc.	468,557
21,862	Cedar Realty Trust, Inc.	109,747
88,541	DDR Corp.	1,109,419
20,736	Federal Realty Investment Trust	2,768,256
7,755	Getty Realty Corp.	195,969
167,957	GGP, Inc.	3,893,243
122,396	Kimco Realty Corp.	2,703,728
24,025	Kite Realty Group Trust	516,537
34,761	Macerich (The) Co.	2,238,608
42,340	National Retail Properties, Inc.	1,846,871
19,981	Pennsylvania Real Estate Investment Trust	302,512
22,794	Ramco-Gershenson Properties Trust	319,572
77,961	Realty Income Corp.	4,641,018
41,994	Regency Centers Corp.	2,787,982
31,431	Retail Opportunity Investments Corp.	660,994
68,109	Retail Properties of America, Inc., Class A	982,132
3,385	Saul Centers, Inc.	208,584
7,070	Seritage Growth Properties, Class A	305,071
91,970	Simon Property Group, Inc.	15,821,599
27,681	Tanger Factory Outlet Centers, Inc.	907,106
17,402	Taubman Centers, Inc.	1,148,880

Shares	Description	Value

	Common Stocks (Continued)
	Retail REITs (Continued)
26,390	Urban Edge Properties	$694,057
8,549	Urstadt Biddle Properties, Inc., Class A	175,767
53,297	Washington Prime Group, Inc.	463,151
33,884	Weingarten Realty Investors	1,131,387
19,589	Wheeler Real Estate Investment Trust, Inc. (a)	33,889
8,412	Whitestone REIT	116,422
		49,696,572

	Specialized REITs — 13.9%
33,837	CoreCivic, Inc.	1,063,159
9,756	CoreSite Realty Corp.	878,528
51,811	CubeSmart	1,345,014
21,370	CyrusOne, Inc.	1,099,914
45,800	Digital Realty Trust, Inc.	4,872,662
22,286	DuPont Fabros Technology, Inc.	1,105,163
18,434	EPR Properties	1,357,295
36,208	Extra Space Storage, Inc.	2,693,513
8,713	Farmland Partners, Inc.	97,324
17,219	Four Corners Property Trust, Inc.	393,110
56,160	Gaming and Leisure Properties, Inc.	1,876,867
23,566	GEO Group (The), Inc.	1,092,755
70,529	Iron Mountain, Inc.	2,515,769
13,368	Life Storage, Inc.	1,097,780
12,194	National Storage Affiliates Trust	291,437
42,942	Public Storage	9,400,433
13,755	QTS Realty Trust, Inc., Class A	670,556
		31,851,279
	Total Common Stocks — 99.7%	228,702,585
	(Cost $245,184,795)

	Money Market Funds — 0.0%
16,639	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.58% (b)	16,639
	(Cost $16,639)

	Total Investments — 99.7%	228,719,224
	(Cost $245,201,434) (c)
	Net Other Assets and Liabilities — 0.3%	786,810
	Net Assets — 100.0%	$229,506,034

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	Interest rate shown reflects yield as of March 31, 2017.
(c)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,157,349 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,639,559.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$228,702,585	$—	$—
Money Market Funds	16,639	—	—
Total Investments	$228,719,224	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust Water ETF (FIW)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Building Products — 2.0%
206,810	Advanced Drainage Systems, Inc.	$4,529,139

	Chemicals — 9.8%
75,621	Ashland Global Holdings, Inc.	9,362,636
241,280	Calgon Carbon Corp.	3,522,688
73,280	Ecolab, Inc.	9,184,915
		22,070,239

	Commercial Services & Supplies — 2.8%
151,731	Tetra Tech, Inc.	6,198,211

	Construction & Engineering — 8.1%
192,600	AECOM (a)	6,854,634
106,758	Aegion Corp. (a)	2,445,826
263,071	Layne Christensen Co. (a)	2,325,548
42,615	Valmont Industries, Inc.	6,626,632
		18,252,640

	Diversified Financial Services — 1.1%
176,331	PICO Holdings, Inc. (a)	2,468,634

	Electronic Equipment, Instruments & Components — 4.6%
114,685	Badger Meter, Inc.	4,214,674
103,086	Itron, Inc. (a)	6,257,320
		10,471,994

	Health Care Equipment & Supplies — 9.4%
113,070	Danaher Corp.	9,670,877
74,683	IDEXX Laboratories, Inc. (a)	11,546,739
		21,217,616

	Industrial Conglomerates — 4.4%
47,530	Roper Technologies, Inc.	9,814,470

	Life Sciences Tools & Services — 4.5%
190,731	Agilent Technologies, Inc.	10,083,948

	Machinery — 33.7%
101,147	Crane Co.	7,568,830
254,581	Energy Recovery, Inc. (a)	2,118,114
149,404	Flowserve Corp.	7,234,142
104,628	Franklin Electric Co., Inc.	4,504,235
85,094	Gorman-Rupp (The) Co.	2,671,952
94,220	IDEX Corp.	8,810,512
49,961	Lindsay Corp. (b)	4,402,563
179,405	Mueller Industries, Inc.	6,141,033
314,262	Mueller Water Products, Inc., Class A	3,714,577
146,598	Pentair PLC	9,203,422
211,869	Rexnord Corp. (a)	4,889,937

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
93,807	Watts Water Technologies, Inc., Class A	$5,848,866
171,543	Xylem, Inc.	8,614,890
		75,723,073

	Water Utilities — 19.6%
96,954	American States Water Co.	4,295,062
120,935	American Water Works Co., Inc.	9,405,115
256,709	Aqua America, Inc.	8,253,194
269,231	Cadiz, Inc. (a)	4,051,926
126,521	California Water Service Group	4,535,778
936,605	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	9,750,058
77,889	SJW Group	3,755,808
		44,046,941
	Total Common Stocks — 100.0%	224,876,905
	(Cost $196,074,282)

	Money Market Funds — 1.3%
2,853,527	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.59% (c) (d)	2,853,527
121,829	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.58% (c)	121,829
	Total Money Market Funds — 1.3%	2,975,356
	(Cost $2,975,356)

	Total Investments — 101.3%	227,852,261
	(Cost $199,049,638) (e)
	Net Other Assets and Liabilities — (1.3)%	(2,891,724)
	Net Assets — 100.0%	$224,960,537

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,805,036 and the total value of the collateral held by the Fund is $2,853,527.
(c)	Interest rate shown reflects yield as of March 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,416,018 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,613,395.

See Notes to Portfolio of Investments

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$224,876,905	$—	$—
Money Market Funds	2,975,356	—	—
Total Investments	$227,852,261	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.5%
	Energy Equipment & Services — 0.5%
44,857	Unit Corp. (a)	$1,083,745

	Gas Utilities — 2.1%
71,030	National Fuel Gas Co.	4,234,809

	Oil, Gas & Consumable Fuels — 96.9%
205,341	Anadarko Petroleum Corp.	12,731,142
72,940	Antero Midstream Partners, L.P. (b)	2,418,690
229,549	Antero Resources Corp. (a)	5,236,013
91,909	Boardwalk Pipeline Partners, L.P. (b)	1,682,854
436,216	Cabot Oil & Gas Corp.	10,429,925
1,849,253	Chesapeake Energy Corp. (a) (c)	10,984,563
77,884	Cimarex Energy Co.	9,306,359
92,134	Concho Resources, Inc. (a)	11,824,478
72,637	DCP Midstream, L.P. (b)	2,849,549
293,804	Devon Energy Corp.	12,257,503
261,718	Enbridge Energy Partners, L.P. (b)	4,972,642
910,547	Encana Corp.	10,662,505
189,345	Enerplus Corp.	1,524,227
150,078	EQT Corp.	9,169,766
52,784	EQT Midstream Partners, L.P. (b)	4,059,090
286,546	Gulfport Energy Corp. (a)	4,925,726
117,369	Matador Resources Co. (a)	2,792,208
224,471	Newfield Exploration Co. (a)	8,285,225
320,447	Noble Energy, Inc.	11,004,150
73,510	PDC Energy, Inc. (a)	4,583,348
322,151	QEP Resources, Inc. (a)	4,094,539
344,818	Range Resources Corp.	10,034,204
237,684	Rice Energy, Inc. (a)	5,633,111
33,533	Rice Midstream Partners, L.P. (b)	845,702
168,959	SM Energy Co.	4,058,395
947,049	Southwestern Energy Co. (a)	7,737,390
80,440	Spectra Energy Partners, L.P. (b)	3,512,010
247,397	SRC Energy, Inc. (a)	2,088,031
21,901	TC PipeLines, L.P. (b)	1,306,614
19,983	Vermilion Energy, Inc. (c)	749,562
51,637	Western Gas Partners, L.P. (b)	3,121,457
145,279	Williams Partners, L.P. (b)	5,931,742
613,659	WPX Energy, Inc. (a)	8,216,894
		199,029,614
	Total Common Stocks — 99.5%	204,348,168
	(Cost $215,295,960)

Shares	Description	Value

	Money Market Funds — 3.9%
6,994,050	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.59% (d) (e)	$6,994,050
1,098,970	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.58% (d)	1,098,970
	Total Money Market Funds — 3.9%	8,093,020
	(Cost $8,093,020)

	Total Investments — 103.4%	212,441,188
	(Cost $223,388,980) (f)
	Net Other Assets and Liabilities — (3.4)%	(7,027,252)
	Net Assets — 100.0%	$205,413,936

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”).
(c)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $6,929,615 and the total value of the collateral held by the Fund is $6,994,050.
(d)	Interest rate shown reflects yield as of March 31, 2017.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,636,614 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $18,584,406.

See Notes to Portfolio of Investments

First Trust Natural Gas ETF (FCG)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$204,348,168	$—	$—
Money Market Funds	8,093,020	—	—
Total Investments	$212,441,188	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust Chindia ETF (FNI)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Automobiles — 3.9%
222,765	Tata Motors Ltd., ADR	$7,941,572

	Banks — 14.6%
208,608	HDFC Bank Ltd., ADR	15,691,494
1,659,930	ICICI Bank Ltd., ADR	14,275,398
		29,966,892

	Biotechnology — 1.4%
47,831	BeiGene Ltd., ADR (a) (b)	1,751,093
11,183	China Biologic Products, Inc. (b)	1,119,754
		2,870,847

	Capital Markets — 0.7%
56,049	Noah Holdings Ltd., ADR (a) (b)	1,422,524

	Diversified Consumer Services — 2.5%
29,942	New Oriental Education & Technology Group, Inc., ADR (b)	1,807,898
54,691	Nord Anglia Education, Inc. (a) (b)	1,385,870
17,914	TAL Education Group, ADR (b)	1,909,095
		5,102,863

	Diversified Telecommunication Services — 1.3%
26,691	China Telecom Corp., Ltd., ADR (a)	1,299,051
104,916	China Unicom (Hong Kong) Ltd., ADR (a)	1,413,218
		2,712,269

	Electronic Equipment, Instruments & Components — 0.5%
64,755	Hollysys Automation Technologies Ltd.	1,096,302

	Hotels, Restaurants & Leisure — 1.5%
25,230	China Lodging Group Ltd., ADR (b)	1,565,522
76,399	Melco Resorts & Entertainment Ltd., ADR	1,416,437
		2,981,959

	Independent Power and Renewable Electricity Producers — 0.7%
50,546	Huaneng Power International, Inc., ADR (a)	1,346,040

	Insurance — 0.7%
91,163	China Life Insurance Co., Ltd., ADR (a)	1,397,529

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 16.3%
174,292	Ctrip.com International Ltd., ADR (b)	$8,566,452
493,519	JD.com, Inc., ADR (b)	15,353,376
153,534	MakeMyTrip Ltd. (a) (b)	5,312,276
316,174	Vipshop Holdings Ltd., ADR (b)	4,217,761
		33,449,865

	Internet Software & Services — 29.5%
153,605	21Vianet Group, Inc., ADR (a) (b)	843,292
38,988	58.com, Inc., ADR (b)	1,379,785
141,999	Alibaba Group Holding Ltd., ADR (b)	15,311,752
47,233	Autohome, Inc., ADR (b)	1,500,592
77,536	Baidu, Inc., ADR (b)	13,376,511
106,370	Baozun, Inc., ADR (a) (b)	1,589,168
65,773	Bitauto Holdings Ltd., ADR (a) (b)	1,684,447
439,517	Fang Holdings Ltd., ADR (a) (b)	1,432,825
63,459	Momo, Inc., ADR (b)	2,162,048
33,852	NetEase, Inc., ADR	9,613,968
52,440	SINA Corp. (b)	3,781,973
35,395	Sohu.com, Inc. (b)	1,392,085
78,116	Weibo Corp., ADR (a) (b)	4,076,093
46,295	Yirendai Ltd., ADR (a) (b)	1,161,542
29,140	YY, Inc., ADR (b)	1,343,645
		60,649,726

	IT Services — 12.9%
898,661	Infosys Ltd., ADR	14,198,844
810,414	Wipro Ltd., ADR (a)	8,290,535
141,585	WNS (Holdings) Ltd., ADR (b)	4,050,747
		26,540,126

	Marine — 0.4%
133,562	Seaspan Corp. (a)	925,585

	Metals & Mining — 2.2%
267,656	Vedanta Ltd., ADR	4,595,654

	Oil, Gas & Consumable Fuels — 1.9%
18,119	China Petroleum & Chemical Corp., ADR	1,476,880
9,827	CNOOC Ltd., ADR (a)	1,177,274
18,420	PetroChina Co., Ltd., ADR	1,349,265
		4,003,419

	Pharmaceuticals — 3.2%
162,362	Dr. Reddy’s Laboratories Ltd., ADR	6,518,834

	Professional Services — 0.7%
37,717	51job, Inc., ADR (a) (b)	1,382,705

See Notes to Portfolio of Investments

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software — 1.4%
56,294	Changyou.com Ltd., ADR (b)	$1,578,484
129,582	Cheetah Mobile, Inc., ADR (a) (b)	1,391,710
		2,970,194

	Wireless Telecommunication Services — 3.7%
139,498	China Mobile Ltd., ADR	7,704,474
	Total Common Stocks — 100.0%	205,579,379
	(Cost $194,617,089)

	Money Market Funds — 7.9%
16,313,974	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.59% (c) (d)	16,313,974
	(Cost $16,313,974)

	Total Investments — 107.9%	221,893,353
	(Cost $210,931,063) (e)
	Net Other Assets and Liabilities — (7.9)%	(16,288,991)
	Net Assets — 100.0%	$205,604,362

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $16,174,824 and the total value of the collateral held by the Fund is $16,313,974.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of March 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,040,056 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,077,766.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$205,579,379	$—	$—
Money Market Funds	16,313,974	—	—
Total Investments	$221,893,353	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

Country Allocation as a percentage of net assets**:
Cayman Islands	50.1%
India	34.8
United States	9.2
Hong Kong	5.0
China	3.3
Mauritius	2.6
Jersey	2.0
Virgin Islands	0.5
Marshall Islands	0.4
Net Other Assets and Liabilities	(7.9)
100.0%

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 88.0%
47,829	1st Source Corp.	$2,245,571
19,745	Access National Corp. (a)	592,745
23,933	Allegiance Bancshares, Inc. (b)	890,308
64,833	Ameris Bancorp	2,988,801
24,863	Arrow Financial Corp.	842,856
46,327	Atlantic Capital Bancshares, Inc. (b)	877,897
29,183	BancFirst Corp.	2,623,552
102,115	Bancorp (The), Inc. (b)	520,786
11,303	Bank of Marin Bancorp	727,348
223,637	Bank of the Ozarks, Inc.	11,631,360
61,118	Banner Corp.	3,400,606
49,436	Blue Hills Bancorp, Inc.	882,433
96,375	BNC Bancorp	3,377,944
120,895	BOK Financial Corp.	9,462,452
154,811	Boston Private Financial Holdings, Inc.	2,538,900
35,253	Bridge Bancorp, Inc.	1,233,855
130,201	Brookline Bancorp, Inc.	2,037,646
31,217	Bryn Mawr Bank Corp.	1,233,071
28,500	Camden National Corp.	1,255,140
64,482	Capital Bank Financial Corp., Class A	2,798,519
26,499	Carolina Financial Corp.	794,970
145,625	Cathay General Bancorp	5,487,150
93,874	CenterState Banks, Inc.	2,431,337
22,410	Central Valley Community Bancorp	459,405
130,228	Chemical Financial Corp.	6,661,162
28,753	City Holding Co.	1,853,993
76,749	CoBiz Financial, Inc.	1,289,383
107,376	Columbia Banking System, Inc.	4,186,590
187,587	Commerce Bancshares, Inc.	10,534,886
32,528	Community Trust Bancorp, Inc.	1,488,156
58,958	ConnectOne Bancorp, Inc.	1,429,731
32,634	CU Bancorp (b)	1,293,938
199,620	CVB Financial Corp.	4,409,606
62,088	Eagle Bancorp, Inc. (b)	3,706,654
266,137	East West Bancorp, Inc.	13,735,331
43,267	Enterprise Financial Services Corp.	1,834,521
13,853	Farmers Capital Bank Corp.	559,661
49,926	Farmers National Banc Corp.	716,438
48,251	Fidelity Southern Corp.	1,079,857
26,815	Financial Institutions, Inc.	883,554
37,146	First Bancorp	1,088,006
70,577	First Busey Corp.	2,074,964
20,318	First Citizens BancShares, Inc., Class A	6,814,048
31,368	First Community Bancshares, Inc.	783,259
114,449	First Financial Bancorp	3,141,625
122,067	First Financial Bankshares, Inc. (a)	4,894,887
22,499	First Financial Corp.	1,068,702
60,276	First Foundation, Inc. (b)	934,881

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
39,614	First Interstate BancSystem, Inc., Class A	$1,570,695
75,331	First Merchants Corp.	2,962,015
23,000	First Mid-Illinois Bancshares, Inc.	778,320
189,421	First Midwest Bancorp, Inc.	4,485,489
43,393	First of Long Island (The) Corp.	1,173,781
52,826	Flushing Financial Corp.	1,419,435
321,386	Fulton Financial Corp.	5,736,740
28,162	German American Bancorp, Inc.	1,333,189
141,264	Glacier Bancorp, Inc.	4,793,088
25,713	Great Southern Bancorp, Inc.	1,298,507
68,049	Green Bancorp, Inc. (b)	1,211,272
52,427	Guaranty Bancorp	1,276,597
155,541	Hancock Holding Co.	7,084,893
59,583	Hanmi Financial Corp.	1,832,177
48,112	Heartland Financial USA, Inc.	2,403,194
70,010	Heritage Commerce Corp.	987,141
55,284	Heritage Financial Corp.	1,368,279
264,773	Home BancShares, Inc.	7,167,405
33,235	HomeTrust Bancshares, Inc. (b)	781,023
249,651	Hope Bancorp, Inc.	4,785,810
40,973	Horizon Bancorp	1,074,312
82,703	IBERIABANK Corp.	6,541,807
49,915	Independent Bank Corp./MA	3,244,475
39,215	Independent Bank Corp./MI	811,751
34,931	Independent Bank Group, Inc.	2,246,063
121,811	International Bancshares Corp.	4,312,109
570,946	Investors Bancorp, Inc.	8,210,203
82,035	Lakeland Bancorp, Inc.	1,607,886
46,303	Lakeland Financial Corp.	1,996,585
88,398	LegacyTexas Financial Group, Inc.	3,527,080
54,480	Live Oak Bancshares, Inc. (a)	1,179,492
44,436	MainSource Financial Group, Inc.	1,463,277
154,623	MB Financial, Inc.	6,620,957
41,971	MBT Financial Corp.	476,371
30,094	Mercantile Bank Corp.	1,035,234
12,734	Merchants Bancshares, Inc.	620,146
28,462	Midland States Bancorp, Inc.	978,808
21,113	MidWestOne Financial Group, Inc.	723,965
23,529	National Commerce Corp. (b)	861,161
79,669	NBT Bancorp, Inc.	2,953,330
15,775	Nicolet Bankshares, Inc. (b)	746,789
249,574	Old National Bancorp	4,330,109
54,557	Old Second Bancorp, Inc.	613,766
68,662	Opus Bank	1,383,539
41,731	Pacific Continental Corp.	1,022,410
51,561	Pacific Premier Bancorp, Inc. (b)	1,987,677
222,035	PacWest Bancorp	11,825,584
98,391	Park Sterling Corp.	1,211,193
31,285	Peapack-Gladstone Financial Corp.	925,723
33,716	Peoples Bancorp, Inc.	1,067,449
32,843	People’s Utah Bancorp	868,697
91,863	Pinnacle Financial Partners, Inc.	6,104,296

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
191,573	Popular, Inc.	$7,802,768
26,197	Preferred Bank	1,405,731
24,200	QCR Holdings, Inc.	1,024,870
81,877	Renasant Corp.	3,249,698
34,368	Republic Bancorp, Inc., Class A	1,181,916
64,450	S&T Bancorp, Inc.	2,229,970
44,105	Sandy Spring Bancorp, Inc.	1,807,864
75,176	Seacoast Banking Corp. of Florida (b)	1,802,720
97,393	ServisFirst Bancshares, Inc.	3,543,157
25,455	Sierra Bancorp	698,231
57,874	Simmons First National Corp., Class A	3,191,751
53,964	South State Corp.	4,821,683
52,752	Southside Bancshares, Inc.	1,770,885
34,489	Southwest Bancorp, Inc.	901,887
71,753	State Bank Financial Corp.	1,874,188
41,677	Stock Yards Bancorp, Inc.	1,694,170
26,195	Stonegate Bank	1,233,523
34,886	Sun Bancorp, Inc.	851,218
91,407	Texas Capital Bancshares, Inc. (b)	7,627,914
115,172	TowneBank	3,731,573
42,137	TriCo Bancshares	1,497,128
52,867	TriState Capital Holdings, Inc. (b)	1,234,444
33,386	Triumph Bancorp, Inc. (b)	861,359
124,951	Trustmark Corp.	3,972,192
91,947	UMB Financial Corp.	6,924,529
406,567	Umpqua Holdings Corp.	7,212,499
80,538	Union Bankshares Corp.	2,833,327
149,609	United Bankshares, Inc. (a)	6,320,980
130,986	United Community Banks, Inc.	3,627,002
49,051	Univest Corp. of Pennsylvania	1,270,421
31,605	Washington Trust Bancorp, Inc.	1,558,127
81,139	WesBanco, Inc.	3,092,207
48,489	Westamerica Bancorporation (a)	2,707,141
96,704	Wintrust Financial Corp.	6,684,180
42,675	Xenith Bankshares, Inc. (b)	1,082,665
		378,143,697

	IT Services — 0.3%
20,635	Cass Information Systems, Inc.	1,363,973

	Thrifts & Mortgage Finance — 11.6%
84,309	Bank Mutual Corp.	792,505
140,662	Beneficial Bancorp, Inc.	2,250,592
116,966	BofI Holding, Inc. (a) (b)	3,056,322
254,703	Capitol Federal Financial, Inc.	3,726,305
42,502	Clifton Bancorp, Inc.	688,107
69,301	Dime Community Bancshares, Inc.	1,406,810
16,582	First Defiance Financial Corp.	820,975
3,935	Hingham Institution for Savings	695,905
45,831	HomeStreet, Inc. (b)	1,280,976
162,893	Kearny Financial Corp.	2,451,540
99,158	Meridian Bancorp, Inc.	1,814,591

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
17,258	Meta Financial Group, Inc.	$1,527,333
89,219	Northfield Bancorp, Inc.	1,607,726
187,004	Northwest Bancshares, Inc.	3,149,147
47,717	OceanFirst Financial Corp.	1,344,427
84,665	Oritani Financial Corp.	1,439,305
18,025	Territorial Bancorp, Inc.	561,839
523,279	TFS Financial Corp.	8,696,897
176,673	TrustCo Bank Corp. NY	1,386,883
85,937	United Community Financial Corp.	716,715
93,247	United Financial Bancorp, Inc.	1,586,131
164,857	Washington Federal, Inc.	5,456,767
54,247	Waterstone Financial, Inc.	990,008
57,826	WSFS Financial Corp.	2,657,105
		50,104,911
	Total Common Stocks — 99.9%	429,612,581
	(Cost $399,781,560)

	Money Market Funds — 2.7%
11,458,719	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.59% (c) (d)	11,458,719
	(Cost $11,458,719)

	Total Investments — 102.6%	441,071,300
	(Cost $411,240,279) (e)
	Net Other Assets and Liabilities — (2.6)%	(11,238,593)
	Net Assets — 100.0%	$429,832,707

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $11,024,464 and the total value of the collateral held by the Fund is $11,458,719.
(b)	Non-income producing security.
(c)	Interest rate shown reflects yield as of March 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $33,017,352 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,186,331.

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$429,612,581	$—	$—
Money Market Funds	11,458,719	—	—
Total Investments	$441,071,300	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

March 31, 2017 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

First Trust NASDAQ-100 Equal Weighted Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “QQEW”)

First Trust NASDAQ-100-Technology Sector Index Fund – (Nasdaq ticker “QTEC”)

First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (Nasdaq ticker “QQXT”)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (Nasdaq ticker “QCLN”)

First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)

First Trust Water ETF – (NYSE Arca ticker “FIW”)

First Trust Natural Gas ETF – (NYSE Arca ticker “FCG”)

First Trust Chindia ETF – (NYSE Arca ticker “FNI”)

First Trust NASDAQ® ABA Community Bank Index Fund – (Nasdaq ticker “QABA”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using the data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks, real estate investment trusts, master limited partnerships, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2017 (Unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2017, is included with each Fund’s Portfolio of Investments.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2017 (Unaudited)

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2017, QQEW, QQXT, QCLN, FIW, FCG, FNI, and QABA have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2017 (Unaudited)

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2017 through March 31, 2017) were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of March 31, 2017.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2017 (Unaudited)

Licensing Information

The First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100-Technology Sector Index Fund (the “Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Technology Sector IndexSM or NASDAQ-100 Ex-Tech Sector IndexSM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Funds is in the licensing of the Nasdaq®, NASDAQ-100®, NASDAQ-100 Index®, NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and NASDAQ-100 Technology Sector IndexSM trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and the NASDAQ-100 Technology Sector IndexSM. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

The First Trust NASDAQ® Clean Edge® Green Energy Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Clean Edge® or their affiliates (Nasdaq and Clean Edge®, collectively with their affiliates, are referred to herein as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations' relationship to First Trust, with respect to the Fund, consists of: (i) the licensing of certain indexes, trade names, trademarks, and service marks and other proprietary data; (ii) the listing and trading of certain exchange-traded funds; and (iii) the calculating of intra-day portfolio values for the Fund's shares. The Corporations neither recommend nor endorse any investment in the Index or the Fund based thereon. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust NASDAQ® ABA Community Bank Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. ("Nasdaq"), American Bankers Association ("ABA") or their affiliates (Nasdaq and ABA, collectively with their affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy of descriptions and disclosures relating to, the Fund. The Corporations' only relationship to First Trust Advisors L.P. is in the licensing of the Nasdaq, OMX®, American Bankers Association, ABA, and NASDAQ OMX® ABA Community Bank IndexSM trademarks, and certain trade names and service marks of the Corporations and the use of the NASDAQ OMX® ABA Community Bank IndexSM which is determined and composed by the Corporations without regard to Licensee or the Fund. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust Chindia ETF, First Trust Natural Gas ETF Fund and First Trust Water ETF Fund are not sponsored, endorsed, sold or promoted by International Securities Exchange, LLC, as Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indexes which are determined, composed and calculated by the Index Provider without regard to First Trust or the Funds.

The S&P REIT Index is a product of S&P Dow Jones Indices LLC (“SPDJI”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”). The foregoing marks have been licensed for use by SPDJI and sublicensed by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by SPDJI or its affiliates, and none of such parties make any representation regarding the advisability of investing in such Fund.

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.2%
132	AAR Corp.	$4,439
62	BWX Technologies, Inc.	2,951
99	Curtiss-Wright Corp.	9,035
152	DigitalGlobe, Inc. (a)	4,978
49	Esterline Technologies Corp. (a)	4,216
47	General Dynamics Corp.	8,798
127	HEICO Corp.	11,074
190	Hexcel Corp.	10,365
53	Huntington Ingalls Industries, Inc.	10,613
24	KLX, Inc. (a)	1,073
98	Lockheed Martin Corp.	26,225
107	Mercury Systems, Inc. (a)	4,178
66	Moog, Inc., Class A (a)	4,445
43	National Presto Industries, Inc.	4,395
105	Northrop Grumman Corp.	24,973
57	Raytheon Co.	8,693
176	Rockwell Collins, Inc.	17,100
210	Spirit AeroSystems Holdings, Inc., Class A	12,163
59	Teledyne Technologies, Inc. (a)	7,461
839	Textron, Inc.	39,928
289	Wesco Aircraft Holdings, Inc. (a)	3,295
		220,398

	Air Freight & Logistics — 0.7%
272	Air Transport Services Group, Inc. (a)	4,366
83	Atlas Air Worldwide Holdings, Inc. (a)	4,602
92	Expeditors International of Washington, Inc.	5,197
87	FedEx Corp.	16,978
23	Forward Air Corp.	1,094
99	Hub Group, Inc., Class A (a)	4,594
213	United Parcel Service, Inc., Class B	22,855
283	XPO Logistics, Inc. (a)	13,553
		73,239

	Airlines — 1.9%
138	Alaska Air Group, Inc.	12,726
7	Allegiant Travel Co.	1,122
699	American Airlines Group, Inc.	29,568
828	Delta Air Lines, Inc.	38,055
76	Hawaiian Holdings, Inc. (a)	3,530
546	JetBlue Airways Corp. (a)	11,253
149	SkyWest, Inc.	5,103
818	Southwest Airlines Co.	43,975
211	Spirit Airlines, Inc. (a)	11,198
559	United Continental Holdings, Inc. (a)	39,488
		196,018

	Auto Components — 1.0%
225	American Axle & Manufacturing Holdings, Inc. (a)	4,225
310	BorgWarner, Inc.	12,955

Shares	Description	Value

	Common Stocks (Continued)
	Auto Components (Continued)
140	Cooper Tire & Rubber Co.	$6,209
31	Cooper-Standard Holdings, Inc. (a)	3,439
57	Dana, Inc.	1,101
44	Dorman Products, Inc. (a)	3,614
196	Fox Factory Holding Corp. (a)	5,625
497	Gentex Corp.	10,601
317	Goodyear Tire & Rubber (The) Co.	11,412
41	LCI Industries	4,092
92	Lear Corp.	13,025
290	Modine Manufacturing Co. (a)	3,538
62	Standard Motor Products, Inc.	3,047
206	Superior Industries International, Inc.	5,222
156	Tenneco, Inc.	9,737
		97,842

	Automobiles — 1.0%
3,373	Ford Motor Co.	39,261
1,170	General Motors Co.	41,371
140	Harley-Davidson, Inc.	8,470
98	Thor Industries, Inc.	9,421
103	Winnebago Industries, Inc.	3,013
		101,536

	Banks — 6.3%
49	1st Source Corp.	2,300
99	Ameris Bancorp	4,564
87	Associated Banc-Corp.	2,123
12	BancFirst Corp.	1,079
35	BancorpSouth, Inc.	1,059
737	Bank of America Corp.	17,386
111	Bank of Hawaii Corp.	9,142
140	Bank of the Ozarks, Inc.	7,281
129	BankUnited, Inc.	4,813
20	Banner Corp.	1,113
346	BB&T Corp.	15,466
59	Berkshire Hills Bancorp, Inc.	2,127
34	BNC Bancorp	1,192
58	BOK Financial Corp.	4,540
65	Boston Private Financial Holdings, Inc.	1,066
114	Bridge Bancorp, Inc.	3,990
66	Brookline Bancorp, Inc.	1,033
24	Camden National Corp.	1,057
57	Cathay General Bancorp	2,148
216	CenterState Banks, Inc.	5,594
35	Central Pacific Financial Corp.	1,069
20	Chemical Financial Corp.	1,023
287	CIT Group, Inc.	12,321
548	Citigroup, Inc.	32,781
457	Citizens Financial Group, Inc.	15,789
16	City Holding Co.	1,032
24	Columbia Banking System, Inc.	936
36	Comerica, Inc.	2,469
42	Commerce Bancshares, Inc.	2,359
44	Community Trust Bancorp, Inc.	2,013

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
42	ConnectOne Bancorp, Inc.	$1,018
56	Cullen/Frost Bankers, Inc.	4,982
152	Customers Bancorp, Inc. (a)	4,793
36	Eagle Bancorp, Inc. (a)	2,149
96	East West Bancorp, Inc.	4,955
26	Enterprise Financial Services Corp.	1,102
135	F.N.B. Corp.	2,007
91	FCB Financial Holdings, Inc., Class A (a)	4,509
92	Fidelity Southern Corp.	2,059
1,209	Fifth Third Bancorp	30,709
491	First BanCorp (a)	2,774
71	First Busey Corp.	2,087
9	First Citizens BancShares, Inc., Class A	3,018
38	First Financial Bancorp	1,043
72	First Financial Bankshares, Inc.	2,887
62	First Financial Corp.	2,945
122	First Horizon National Corp.	2,257
26	First Interstate BancSystem, Inc., Class A	1,031
29	First Merchants Corp.	1,140
114	First of Long Island (The) Corp.	3,084
442	First Republic Bank	41,464
111	Flushing Financial Corp.	2,983
115	Fulton Financial Corp.	2,053
83	German American Bancorp, Inc.	3,929
59	Glacier Bancorp, Inc.	2,002
40	Great Southern Bancorp, Inc.	2,020
75	Great Western Bancorp, Inc.	3,181
26	Hancock Holding Co.	1,184
31	Hanmi Financial Corp.	953
68	Heartland Financial USA, Inc.	3,397
84	Heritage Financial Corp.	2,079
182	Hilltop Holdings, Inc.	4,999
440	Home BancShares, Inc.	11,911
555	Huntington Bancshares, Inc.	7,431
13	IBERIABANK Corp.	1,028
87	Independent Bank Group, Inc.	5,594
54	International Bancshares Corp.	1,912
175	Investors Bancorp, Inc.	2,516
283	JPMorgan Chase & Co.	24,859
56	Lakeland Bancorp, Inc.	1,098
92	Lakeland Financial Corp.	3,967
126	LegacyTexas Financial Group, Inc.	5,027
31	MainSource Financial Group, Inc.	1,021
45	MB Financial, Inc.	1,927
145	Mercantile Bank Corp.	4,988
170	National Bank Holdings Corp., Class A	5,525
180	Old National Bancorp	3,123
72	Opus Bank	1,451
122	Pacific Premier Bancorp, Inc. (a)	4,703
180	PacWest Bancorp	9,587
19	Park National Corp.	1,999

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
253	People’s United Financial, Inc.	$4,605
63	Pinnacle Financial Partners, Inc.	4,186
209	PNC Financial Services Group (The), Inc.	25,130
223	Popular, Inc.	9,083
103	Prosperity Bancshares, Inc.	7,180
1,703	Regions Financial Corp.	24,745
77	Renasant Corp.	3,056
56	S&T Bancorp, Inc.	1,938
27	Sandy Spring Bancorp, Inc.	1,107
197	Seacoast Banking Corp. of Florida (a)	4,724
145	ServisFirst Bancshares, Inc.	5,275
49	Signature Bank (a)	7,271
52	Simmons First National Corp., Class A	2,868
13	South State Corp.	1,161
86	Southside Bancshares, Inc.	2,887
80	State Bank Financial Corp.	2,090
93	Sterling Bancorp	2,204
115	Stock Yards Bancorp, Inc.	4,675
446	SunTrust Banks, Inc.	24,664
59	Synovus Financial Corp.	2,420
222	TCF Financial Corp.	3,778
35	Tompkins Financial Corp.	2,819
131	TowneBank	4,244
64	TriCo Bancshares	2,274
246	TriState Capital Holdings, Inc. (a)	5,744
61	Trustmark Corp.	1,939
159	U.S. Bancorp	8,188
391	Umpqua Holdings Corp.	6,936
61	Union Bankshares Corp.	2,146
52	United Bankshares, Inc.	2,197
36	United Community Banks, Inc.	997
45	Webster Financial Corp.	2,252
443	Wells Fargo & Co.	24,657
26	WesBanco, Inc.	991
251	Western Alliance Bancorp (a)	12,322
30	Wintrust Financial Corp.	2,074
170	Zions Bancorporation	7,140
		643,292

	Beverages — 0.1%
24	Coca-Cola Bottling Co. Consolidated	4,944
65	MGP Ingredients, Inc.	3,525
		8,469

	Biotechnology — 1.0%
87	Alkermes PLC (a)	5,090
156	AMAG Pharmaceuticals, Inc. (a)	3,518
618	Array BioPharma, Inc. (a)	5,525
70	Celgene Corp. (a)	8,710
115	Coherus Biosciences, Inc. (a)	2,432
27	Eagle Pharmaceuticals, Inc. (a)	2,240
364	Exelixis, Inc. (a)	7,888
22	Five Prime Therapeutics, Inc. (a)	795
82	Incyte Corp. (a)	10,961

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
51	Ionis Pharmaceuticals, Inc. (a)	$2,050
71	Ironwood Pharmaceuticals, Inc. (a)	1,211
325	Myriad Genetics, Inc. (a)	6,240
262	OPKO Health, Inc. (a) (b)	2,096
139	Seattle Genetics, Inc. (a)	8,738
91	TESARO, Inc. (a)	14,002
85	United Therapeutics Corp. (a)	11,507
204	Vanda Pharmaceuticals, Inc. (a)	2,856
124	Xencor, Inc. (a)	2,966
		98,825

	Building Products — 0.7%
51	A.O. Smith Corp.	2,609
65	AAON, Inc.	2,298
41	Apogee Enterprises, Inc.	2,444
99	Builders FirstSource, Inc. (a)	1,475
47	Continental Building Products, Inc. (a)	1,151
104	Gibraltar Industries, Inc. (a)	4,285
208	Griffon Corp.	5,127
30	Insteel Industries, Inc.	1,084
48	Lennox International, Inc.	8,030
139	NCI Building Systems, Inc. (a)	2,384
94	Owens Corning	5,769
71	Patrick Industries, Inc. (a)	5,034
201	Ply Gem Holdings, Inc. (a)	3,960
54	Quanex Building Products Corp.	1,094
68	Trex Co., Inc. (a)	4,719
21	Universal Forest Products, Inc.	2,069
423	USG Corp. (a)	13,451
		66,983

	Capital Markets — 3.1%
147	Ameriprise Financial, Inc.	19,063
37	Artisan Partners Asset Management, Inc., Class A	1,021
516	Bank of New York Mellon (The) Corp.	24,371
106	BGC Partners, Inc., Class A	1,204
66	CBOE Holdings, Inc.	5,351
141	CME Group, Inc.	16,751
141	E*TRADE Financial Corp. (a)	4,920
117	Eaton Vance Corp.	5,260
79	Evercore Partners, Inc., Class A	6,154
15	FactSet Research Systems, Inc.	2,474
346	Federated Investors, Inc., Class B	9,114
29	Financial Engines, Inc.	1,263
1,030	Franklin Resources, Inc.	43,404
34	Goldman Sachs Group (The), Inc.	7,811
118	Greenhill & Co., Inc.	3,457
35	Houlihan Lokey, Inc.	1,206
289	Intercontinental Exchange, Inc.	17,302
83	INTL FCStone, Inc. (a)	3,151
806	Invesco Ltd.	24,688
275	Investment Technology Group, Inc.	5,569
327	KCG Holdings, Inc., Class A (a)	5,830
82	Legg Mason, Inc.	2,961

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
62	LPL Financial Holdings, Inc.	$2,469
16	MarketAxess Holdings, Inc.	3,000
386	Morgan Stanley	16,536
31	MSCI, Inc.	3,013
366	Northern Trust Corp.	31,688
15	Piper Jaffray Cos.	958
71	Raymond James Financial, Inc.	5,414
49	SEI Investments Co.	2,472
315	State Street Corp.	25,077
22	Stifel Financial Corp. (a)	1,104
37	Virtus Investment Partners, Inc.	3,918
279	Waddell & Reed Financial, Inc., Class A	4,743
		312,717

	Chemicals — 2.5%
94	Albemarle Corp.	9,930
22	Ashland Global Holdings, Inc.	2,724
90	Axalta Coating Systems Ltd. (a)	2,898
194	Cabot Corp.	11,622
191	Calgon Carbon Corp.	2,789
62	Celanese Corp., Series A	5,571
233	CF Industries Holdings, Inc.	6,839
38	Chase Corp.	3,625
49	Chemours (The) Co.	1,886
542	Eastman Chemical Co.	43,794
152	Ferro Corp. (a)	2,309
68	H.B. Fuller Co.	3,506
512	Huntsman Corp.	12,564
42	Innophos Holdings, Inc.	2,267
63	Innospec, Inc.	4,079
107	Koppers Holdings, Inc. (a)	4,531
114	Kraton Corp. (a)	3,525
475	LyondellBasell Industries N.V., Class A	43,315
28	Minerals Technologies, Inc.	2,145
416	Mosaic (The) Co.	12,139
12	NewMarket Corp.	5,439
287	Olin Corp.	9,434
229	PolyOne Corp.	7,807
8	Quaker Chemical Corp.	1,053
140	Rayonier Advanced Materials, Inc.	1,883
136	RPM International, Inc.	7,484
103	Scotts Miracle-Gro (The) Co.	9,619
31	Sensient Technologies Corp.	2,457
54	Stepan Co.	4,256
55	Trinseo S.A.	3,690
218	Westlake Chemical Corp.	14,399
		249,579

	Commercial Services & Supplies — 2.1%
27	ABM Industries, Inc.	1,177
415	ACCO Brands Corp. (a)	5,457
58	Brady Corp., Class A	2,242

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
282	Cintas Corp.	$35,684
176	Copart, Inc. (a)	10,900
139	Covanta Holding Corp.	2,182
136	Deluxe Corp.	9,815
63	Herman Miller, Inc.	1,988
78	HNI Corp.	3,595
176	Interface, Inc.	3,353
173	KAR Auction Services, Inc.	7,555
124	Kimball International, Inc., Class B	2,046
155	Knoll, Inc.	3,691
56	Matthews International Corp., Class A	3,788
111	McGrath RentCorp	3,726
47	MSA Safety, Inc.	3,323
42	Multi-Color Corp.	2,982
321	Pitney Bowes, Inc.	4,208
80	Quad/Graphics, Inc.	2,019
600	R.R. Donnelley & Sons Co.	7,266
572	Republic Services, Inc.	35,927
217	Rollins, Inc.	8,057
77	SP Plus Corp. (a)	2,599
243	Steelcase, Inc., Class A	4,070
127	Stericycle, Inc. (a)	10,527
26	Tetra Tech, Inc.	1,062
30	UniFirst Corp.	4,244
124	Viad Corp.	5,605
345	Waste Management, Inc.	25,157
87	West Corp.	2,125
		216,370

	Communications Equipment — 1.6%
49	ADTRAN, Inc.	1,017
126	Arista Networks, Inc. (a)	16,666
89	Ciena Corp. (a)	2,101
1,349	Cisco Systems, Inc.	45,596
106	EchoStar Corp., Class A (a)	6,037
84	F5 Networks, Inc. (a)	11,976
107	Finisar Corp. (a)	2,925
398	Harris Corp.	44,286
383	Infinera Corp. (a)	3,918
36	InterDigital, Inc.	3,107
346	Juniper Networks, Inc.	9,629
84	Lumentum Holdings, Inc. (a)	4,481
35	NetScout Systems, Inc. (a)	1,328
243	Oclaro, Inc. (a)	2,386
211	Ubiquiti Networks, Inc. (a)	10,605
133	Viavi Solutions, Inc. (a)	1,426
		167,484

	Construction & Engineering — 0.7%
202	AECOM (a)	7,189
77	Argan, Inc.	5,094
385	Chicago Bridge & Iron Co. N.V.	11,839
33	Comfort Systems USA, Inc.	1,209
91	Dycom Industries, Inc. (a)	8,458

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
104	EMCOR Group, Inc.	$6,547
47	Fluor Corp.	2,473
40	Granite Construction, Inc.	2,008
86	Jacobs Engineering Group, Inc.	4,754
65	KBR, Inc.	977
96	Primoris Services Corp.	2,229
210	Quanta Services, Inc. (a)	7,793
194	Tutor Perini Corp. (a)	6,169
17	Valmont Industries, Inc.	2,644
		69,383

	Construction Materials — 0.8%
124	Eagle Materials, Inc.	12,046
184	Martin Marietta Materials, Inc.	40,158
45	Summit Materials, Inc., Class A (a)	1,112
66	US Concrete, Inc. (a)	4,260
196	Vulcan Materials Co.	23,614
		81,190

	Consumer Finance — 1.5%
643	Ally Financial, Inc.	13,072
220	American Express Co.	17,404
373	Capital One Financial Corp.	32,324
34	Credit Acceptance Corp. (a) (b)	6,780
226	Discover Financial Services	15,456
152	Encore Capital Group, Inc. (a) (b)	4,682
184	Green Dot Corp., Class A (a)	6,138
595	Navient Corp.	8,782
85	Nelnet, Inc., Class A	3,728
442	OneMain Holdings, Inc. (a)	10,984
111	PRA Group, Inc. (a)	3,680
905	Santander Consumer USA Holdings, Inc. (a)	12,055
222	SLM Corp. (a)	2,686
449	Synchrony Financial	15,401
		153,172

	Containers & Packaging — 0.8%
100	AptarGroup, Inc.	7,699
35	Avery Dennison Corp.	2,821
204	Bemis Co., Inc.	9,968
251	Berry Global Group, Inc. (a)	12,191
93	Crown Holdings, Inc. (a)	4,925
784	Graphic Packaging Holding Co.	10,090
21	Greif, Inc., Class A	1,157
421	Owens-Illinois, Inc. (a)	8,580
115	Packaging Corp. of America	10,536
54	Sealed Air Corp.	2,353
185	Sonoco Products Co.	9,790
		80,110

	Distributors — 0.1%
93	Pool Corp.	11,098

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Consumer Services — 0.6%
70	Bright Horizons Family Solutions, Inc. (a)	$5,074
24	Capella Education Co.	2,041
539	Career Education Corp. (a)	4,689
70	DeVry Education Group, Inc.	2,482
10	Graham Holdings Co., Class B	5,996
93	Grand Canyon Education, Inc. (a)	6,660
426	H&R Block, Inc.	9,904
199	Houghton Mifflin Harcourt Co. (a)	2,020
253	K12, Inc. (a)	4,845
149	Regis Corp. (a)	1,746
173	Service Corp. International	5,342
129	ServiceMaster Global Holdings, Inc. (a)	5,386
27	Strayer Education, Inc.	2,173
		58,358

	Diversified Financial Services — 0.4%
199	Berkshire Hathaway, Inc., Class B (a)	33,169
105	Leucadia National Corp.	2,730
62	Voya Financial, Inc.	2,354
		38,253

	Diversified Telecommunication Services — 0.9%
766	AT&T, Inc.	31,827
27	ATN International, Inc.	1,901
1,714	CenturyLink, Inc.	40,399
2,894	Frontier Communications Corp. (b)	6,193
338	Iridium Communications, Inc. (a) (b)	3,262
159	Vonage Holdings Corp. (a)	1,005
148	Windstream Holdings, Inc.	807
297	Zayo Group Holdings, Inc. (a)	9,771
		95,165

	Electric Utilities — 3.5%
76	ALLETE, Inc.	5,146
64	Alliant Energy Corp.	2,535
129	American Electric Power Co., Inc.	8,660
420	Duke Energy Corp.	34,444
555	Entergy Corp.	42,158
919	Exelon Corp.	33,066
790	FirstEnergy Corp.	25,138
358	Great Plains Energy, Inc.	10,461
296	Hawaiian Electric Industries, Inc.	9,860
30	IDACORP, Inc.	2,489
293	OGE Energy Corp.	10,249
54	Otter Tail Corp.	2,046
402	PG&E Corp.	26,677
125	Pinnacle West Capital Corp.	10,422
63	PNM Resources, Inc.	2,331
282	Portland General Electric Co.	12,526
1,197	PPL Corp.	44,756

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
663	Southern (The) Co.	$33,004
801	Xcel Energy, Inc.	35,604
		351,572

	Electrical Equipment — 0.8%
168	AMETEK, Inc.	9,086
608	Eaton Corp. PLC	45,083
100	Encore Wire Corp.	4,600
28	EnerSys	2,210
27	Generac Holdings, Inc. (a)	1,007
42	Hubbell, Inc.	5,042
63	Regal Beloit Corp.	4,766
63	Sensata Technologies Holding N.V. (a)	2,751
114	Thermon Group Holdings, Inc. (a)	2,376
		76,921

	Electronic Equipment, Instruments & Components — 3.0%
364	Amphenol Corp., Class A	25,906
27	Anixter International, Inc. (a)	2,141
171	Arrow Electronics, Inc. (a)	12,553
257	Avnet, Inc.	11,760
278	AVX Corp.	4,554
131	Belden, Inc.	9,064
178	Benchmark Electronics, Inc. (a)	5,660
93	CDW Corp.	5,367
154	Cognex Corp.	12,928
31	Coherent, Inc. (a)	6,375
1,680	Corning, Inc.	45,360
37	ePlus, Inc. (a)	4,997
80	Fabrinet (a)	3,362
740	Fitbit, Inc., Class A (a) (b)	4,381
135	FLIR Systems, Inc.	4,898
110	II-VI, Inc. (a)	3,966
107	Insight Enterprises, Inc. (a)	4,397
75	IPG Photonics Corp. (a)	9,052
86	Itron, Inc. (a)	5,220
413	Jabil Circuit, Inc.	11,944
201	Keysight Technologies, Inc. (a)	7,264
21	Littelfuse, Inc.	3,358
27	Methode Electronics, Inc.	1,231
57	MTS Systems Corp.	3,138
79	National Instruments Corp.	2,572
61	Plexus Corp. (a)	3,526
28	Rogers Corp. (a)	2,404
148	Sanmina Corp. (a)	6,009
134	ScanSource, Inc. (a)	5,260
61	SYNNEX Corp.	6,828
588	TE Connectivity Ltd.	43,835
51	Tech Data Corp. (a)	4,789
244	Trimble, Inc. (a)	7,810
399	TTM Technologies, Inc. (a)	6,436
62	VeriFone Systems, Inc. (a)	1,161
68	Vishay Intertechnology, Inc.	1,119

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
50	Zebra Technologies Corp., Class A (a)	$4,563
		305,188

	Energy Equipment & Services — 0.5%
164	Archrock, Inc.	2,033
413	Atwood Oceanics, Inc. (a)	3,936
91	Dril-Quip, Inc. (a)	4,964
227	Exterran Corp. (a)	7,139
275	Fairmount Santrol Holdings, Inc. (a)	2,016
31	Helmerich & Payne, Inc.	2,064
440	McDermott International, Inc. (a)	2,970
154	Oceaneering International, Inc.	4,170
80	Patterson-UTI Energy, Inc.	1,941
370	RPC, Inc.	6,775
829	Transocean Ltd. (a)	10,321
38	U.S. Silica Holdings, Inc.	1,824
		50,153

	Equity Real Estate Investment Trusts — 2.4%
22	Alexandria Real Estate Equities, Inc.	2,431
233	American Homes 4 Rent, Class A	5,350
245	Apple Hospitality REIT, Inc.	4,679
559	Ashford Hospitality Trust, Inc.	3,561
148	Brandywine Realty Trust	2,402
174	Care Capital Properties, Inc.	4,675
377	CBL & Associates Properties, Inc.	3,597
210	Chesapeake Lodging Trust	5,032
500	CoreCivic, Inc.	15,710
51	DCT Industrial Trust, Inc.	2,454
470	DiamondRock Hospitality Co.	5,240
134	Douglas Emmett, Inc.	5,146
56	DuPont Fabros Technology, Inc.	2,777
405	Equity Commonwealth (a)	12,644
271	FelCor Lodging Trust, Inc.	2,035
91	GEO Group (The), Inc.	4,220
101	Hersha Hospitality Trust	1,898
154	Hospitality Properties Trust	4,856
2,163	Host Hotels & Resorts, Inc.	40,362
211	Hudson Pacific Properties, Inc.	7,309
243	InfraREIT, Inc.	4,374
262	iStar, Inc. (a)	3,092
66	Kilroy Realty Corp.	4,757
72	Lamar Advertising Co., Class A	5,381
401	LaSalle Hotel Properties	11,609
71	Monmouth Real Estate Investment Corp.	1,013
33	National Health Investors, Inc.	2,397
173	NorthStar Realty Europe Corp.	2,005
98	Outfront Media, Inc.	2,602
36	Pebblebrook Hotel Trust	1,052
234	Piedmont Office Realty Trust, Inc., Class A	5,003

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
26	Potlatch Corp.	$1,188
154	Prologis, Inc.	7,990
42	PS Business Parks, Inc.	4,820
367	Rayonier, Inc.	10,401
499	RLJ Lodging Trust	11,731
51	Ryman Hospitality Properties, Inc.	3,153
129	Senior Housing Properties Trust	2,612
339	Summit Hotel Properties, Inc.	5,417
356	Sunstone Hotel Investors, Inc.	5,457
125	Tier REIT, Inc.	2,170
280	Xenia Hotels & Resorts, Inc.	4,780
		239,382

	Food & Staples Retailing — 1.7%
83	Casey’s General Stores, Inc.	9,317
413	CVS Health Corp.	32,420
90	Ingles Markets, Inc., Class A	3,884
708	Kroger (The) Co.	20,879
204	Performance Food Group Co. (a)	4,855
13	PriceSmart, Inc.	1,199
77	Smart & Final Stores, Inc. (a)	932
138	SpartanNash Co.	4,829
129	Sprouts Farmers Market, Inc. (a)	2,982
464	SUPERVALU, Inc. (a)	1,791
91	United Natural Foods, Inc. (a)	3,934
98	Walgreens Boots Alliance, Inc.	8,139
589	Wal-Mart Stores, Inc.	42,455
65	Weis Markets, Inc.	3,877
1,060	Whole Foods Market, Inc.	31,503
		172,996

	Food Products — 1.1%
714	Archer-Daniels-Midland Co.	32,873
112	B&G Foods, Inc.	4,508
306	Blue Buffalo Pet Products, Inc. (a)	7,038
169	Bunge Ltd.	13,395
420	Darling Ingredients, Inc. (a)	6,098
149	Dean Foods Co.	2,929
148	Farmer Brothers Co. (a)	5,232
367	Flowers Foods, Inc.	7,124
71	Fresh Del Monte Produce, Inc.	4,205
30	John B. Sanfilippo & Son, Inc.	2,196
51	Lancaster Colony Corp.	6,571
183	Pinnacle Foods, Inc.	10,590
91	Post Holdings, Inc. (a)	7,964
34	TreeHouse Foods, Inc. (a)	2,878
		113,601

	Gas Utilities — 0.3%
43	National Fuel Gas Co.	2,564
69	New Jersey Resources Corp.	2,732
38	ONE Gas, Inc.	2,569
96	Southwest Gas Holdings, Inc.	7,959
106	UGI Corp.	5,236

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities (Continued)
96	WGL Holdings, Inc.	$7,923
		28,983

	Health Care Equipment & Supplies — 1.9%
22	ABIOMED, Inc. (a)	2,754
101	Align Technology, Inc. (a)	11,586
919	Baxter International, Inc.	47,659
44	Cardiovascular Systems, Inc. (a)	1,244
24	CONMED Corp.	1,066
28	Cooper (The) Cos., Inc.	5,597
227	CryoLife, Inc. (a)	3,780
210	Danaher Corp.	17,961
89	Halyard Health, Inc. (a)	3,390
131	Hill-Rom Holdings, Inc.	9,249
203	Hologic, Inc. (a)	8,638
15	ICU Medical, Inc. (a)	2,290
83	IDEXX Laboratories, Inc. (a)	12,833
49	Inogen, Inc. (a)	3,800
73	Integer Holdings Corp. (a)	2,935
54	K2M Group Holdings, Inc. (a)	1,108
48	Masimo Corp. (a)	4,476
41	Merit Medical Systems, Inc. (a)	1,185
16	Neogen Corp. (a)	1,049
108	NuVasive, Inc. (a)	8,065
89	Spectranetics (The) Corp. (a)	2,592
136	Stryker Corp.	17,904
62	Varian Medical Systems, Inc. (a)	5,650
115	West Pharmaceutical Services, Inc.	9,385
100	Zeltiq Aesthetics, Inc. (a)	5,561
		191,757

	Health Care Providers & Services — 3.7%
148	Aceto Corp.	2,340
132	Aetna, Inc.	16,837
170	Air Methods Corp. (a)	7,310
85	AMN Healthcare Services, Inc. (a)	3,451
226	Anthem, Inc.	37,376
195	BioTelemetry, Inc. (a)	5,645
590	Brookdale Senior Living, Inc. (a)	7,924
113	Cardinal Health, Inc.	9,215
7	Chemed Corp.	1,279
381	DaVita, Inc. (a)	25,897
344	Diplomat Pharmacy, Inc. (a)	5,487
147	Ensign Group (The), Inc.	2,764
474	Express Scripts Holding Co. (a)	31,241
220	HCA Holdings, Inc. (a)	19,578
54	HealthEquity, Inc. (a)	2,292
177	HealthSouth Corp.	7,577
190	Laboratory Corp. of America Holdings (a)	27,259
71	LHC Group, Inc. (a)	3,827
96	LifePoint Health, Inc. (a)	6,288
58	Magellan Health, Inc. (a)	4,005

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
117	McKesson Corp.	$17,346
147	MEDNAX, Inc. (a)	10,199
181	Molina Healthcare, Inc. (a)	8,254
57	National HealthCare Corp.	4,064
92	Owens & Minor, Inc.	3,183
178	Patterson Cos., Inc.	8,051
216	PharMerica Corp. (a)	5,054
266	Quest Diagnostics, Inc.	26,118
328	Select Medical Holdings Corp. (a)	4,379
495	Tenet Healthcare Corp. (a)	8,766
96	Tivity Health, Inc. (a)	2,794
31	U.S. Physical Therapy, Inc.	2,024
383	Universal Health Services, Inc., Class B	47,664
17	WellCare Health Plans, Inc. (a)	2,384
		377,872

	Health Care Technology — 0.1%
181	Veeva Systems, Inc., Class A (a)	9,282

	Hotels, Restaurants & Leisure — 3.7%
136	Aramark	5,014
162	Belmond Ltd., Class A (a)	1,960
111	BJ’s Restaurants, Inc. (a)	4,484
61	Bloomin’ Brands, Inc.	1,204
21	Bob Evans Farms, Inc.	1,362
175	Bojangles’, Inc. (a)	3,587
65	Brinker International, Inc.	2,857
63	Buffalo Wild Wings, Inc. (a)	9,623
783	Carnival Corp.	46,127
55	Cheesecake Factory (The), Inc.	3,485
38	Choice Hotels International, Inc.	2,379
7	Churchill Downs, Inc.	1,112
44	Cracker Barrel Old Country Store, Inc. (b)	7,007
100	Darden Restaurants, Inc.	8,367
77	Dave & Buster’s Entertainment, Inc. (a)	4,704
253	Denny’s Corp. (a)	3,130
28	DineEquity, Inc.	1,524
77	Domino’s Pizza, Inc.	14,191
93	Dunkin’ Brands Group, Inc.	5,085
321	Eldorado Resorts, Inc. (a)	6,075
72	Fiesta Restaurant Group, Inc. (a)	1,742
199	Hilton Worldwide Holdings, Inc.	11,634
59	Hyatt Hotels Corp., Class A (a)	3,185
299	ILG, Inc.	6,267
148	International Speedway Corp., Class A	5,469
244	Intrawest Resorts Holdings, Inc. (a)	6,102
38	Jack in the Box, Inc.	3,865
76	La Quinta Holdings, Inc. (a)	1,028
296	Marriott International, Inc., Class A	27,877
26	Marriott Vacations Worldwide Corp.	2,598

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
1,130	MGM Resorts International	$30,962
766	Norwegian Cruise Line Holdings Ltd. (a)	38,859
36	Panera Bread Co., Class A (a)	9,427
38	Papa John’s International, Inc.	3,042
77	Red Robin Gourmet Burgers, Inc. (a)	4,501
198	Royal Caribbean Cruises Ltd.	19,426
388	Scientific Games Corp., Class A (a)	9,176
82	Six Flags Entertainment Corp.	4,878
253	Texas Roadhouse, Inc.	11,266
30	Vail Resorts, Inc.	5,757
160	Wendy’s (The) Co.	2,178
96	Wyndham Worldwide Corp.	8,092
386	Yum! Brands, Inc.	24,665
		375,273

	Household Durables — 3.0%
359	CalAtlantic Group, Inc.	13,445
10	Cavco Industries, Inc. (a)	1,164
1,491	D.R. Horton, Inc.	49,665
118	Ethan Allen Interiors, Inc.	3,617
672	Garmin Ltd.	34,346
38	Helen of Troy Ltd. (a)	3,580
105	Installed Building Products, Inc. (a)	5,539
93	iRobot Corp. (a)	6,151
344	KB Home	6,839
140	La-Z-Boy, Inc.	3,780
100	Leggett & Platt, Inc.	5,032
950	Lennar Corp., Class A	48,630
169	M.D.C. Holdings, Inc.	5,078
216	M/I Homes, Inc. (a)	5,292
156	Meritage Homes Corp. (a)	5,741
82	Mohawk Industries, Inc. (a)	18,818
4	NVR, Inc. (a)	8,427
665	PulteGroup, Inc.	15,661
143	Tempur Sealy International, Inc. (a) (b)	6,644
394	Toll Brothers, Inc. (a)	14,227
153	TopBuild Corp. (a)	7,191
140	Tupperware Brands Corp.	8,781
180	Whirlpool Corp.	30,839
		308,487

	Household Products — 0.2%
176	Central Garden & Pet Co., Class A (a)	6,111
55	Energizer Holdings, Inc.	3,066
314	HRG Group, Inc. (a)	6,067
40	Spectrum Brands Holdings, Inc.	5,560
		20,804

	Independent Power and Renewable Electricity Producers — 0.1%
420	AES (The) Corp.	4,696

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
41	Ormat Technologies, Inc.	$2,340
		7,036

	Industrial Conglomerates — 0.0%
44	Carlisle Cos., Inc.	4,682

	Insurance — 5.8%
469	Aflac, Inc.	33,965
16	Alleghany Corp. (a)	9,835
220	Allstate (The) Corp.	17,928
241	Ambac Financial Group, Inc. (a)	4,545
56	American Financial Group, Inc.	5,343
125	American International Group, Inc.	7,804
58	American National Insurance Co.	6,846
357	AmTrust Financial Services, Inc.	6,590
85	Arch Capital Group Ltd. (a)	8,055
83	Argo Group International Holdings Ltd.	5,627
141	Arthur J. Gallagher & Co.	7,972
99	Aspen Insurance Holdings Ltd.	5,153
132	Assurant, Inc.	12,628
324	Assured Guaranty Ltd.	12,024
188	Axis Capital Holdings Ltd.	12,602
218	Brown & Brown, Inc.	9,095
638	CNO Financial Group, Inc.	13,079
110	Employers Holdings, Inc.	4,174
16	Enstar Group Ltd. (a)	3,061
22	Erie Indemnity Co., Class A	2,699
56	Everest Re Group, Ltd.	13,093
28	FBL Financial Group, Inc., Class A	1,833
334	First American Financial Corp.	13,120
960	FNF Group	37,382
107	Hanover Insurance Group (The), Inc.	9,636
513	Hartford Financial Services Group (The), Inc.	24,660
51	Horace Mann Educators Corp.	2,094
37	Infinity Property & Casualty Corp.	3,533
52	James River Group Holdings Ltd.	2,229
246	Lincoln National Corp.	16,101
311	Maiden Holdings Ltd.	4,354
120	Marsh & McLennan Cos., Inc.	8,867
41	Mercury General Corp.	2,501
152	MetLife, Inc.	8,029
131	National General Holdings Corp.	3,113
14	National Western Life Group, Inc., Class A	4,258
37	Navigators Group (The), Inc.	2,009
514	Old Republic International Corp.	10,527
63	Primerica, Inc.	5,179
282	Principal Financial Group, Inc.	17,797
58	ProAssurance Corp.	3,494
314	Prudential Financial, Inc.	33,498
78	Reinsurance Group of America, Inc.	9,904
90	RenaissanceRe Holdings Ltd.	13,018

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
59	Safety Insurance Group, Inc.	$4,136
101	Selective Insurance Group, Inc.	4,762
47	Stewart Information Services Corp.	2,076
469	Third Point Reinsurance Ltd. (a)	5,675
99	Torchmark Corp.	7,627
266	Travelers (The) Cos., Inc.	32,064
66	United Fire Group, Inc.	2,823
153	Universal Insurance Holdings, Inc.	3,748
223	Unum Group	10,456
223	Validus Holdings Ltd.	12,575
147	W. R. Berkley Corp.	10,383
15	White Mountains Insurance Group Ltd.	13,198
1,094	XL Group Ltd.	43,607
		592,384

	Internet & Direct Marketing Retail — 1.2%
405	1-800-Flowers.com, Inc., Class A (a)	4,131
10	Amazon.com, Inc. (a)	8,865
92	Etsy, Inc. (a)	978
94	HSN, Inc.	3,487
2,040	Liberty Interactive Corp. QVC Group, Class A (a)	40,841
264	Netflix, Inc. (a)	39,022
126	Nutrisystem, Inc.	6,993
6	Priceline Group (The), Inc. (a)	10,680
43	Shutterfly, Inc. (a)	2,077
		117,074

	Internet Software & Services — 0.8%
73	Akamai Technologies, Inc. (a)	4,358
38	Alarm.com Holdings, Inc. (a)	1,168
54	Cimpress N.V. (a)	4,654
549	eBay, Inc. (a)	18,430
117	Endurance International Group Holdings, Inc. (a)	918
77	Five9, Inc. (a)	1,267
195	GrubHub, Inc. (a)	6,414
189	GTT Communications, Inc. (a)	4,602
120	j2 Global, Inc.	10,069
34	LogMeIn, Inc.	3,315
101	MINDBODY, Inc., Class A (a)	2,772
187	Pandora Media, Inc. (a) (b)	2,209
19	Stamps.com, Inc. (a)	2,249
261	TrueCar, Inc. (a) (b)	4,038
154	Web.com Group, Inc. (a)	2,972
28	Yelp, Inc. (a)	917
201	Zillow Group, Inc., Class C (a)	6,768
		77,120

	IT Services — 2.6%
70	Accenture PLC, Class A	8,392
107	Alliance Data Systems Corp.	26,643
238	Automatic Data Processing, Inc.	24,369
135	Booz Allen Hamilton Holding Corp.	4,778

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
111	Broadridge Financial Solutions, Inc.	$7,542
26	CACI International, Inc., Class A (a)	3,050
290	Cognizant Technology Solutions Corp., Class A (a)	17,261
222	Convergys Corp.	4,695
266	CoreLogic, Inc. (a)	10,832
44	CSG Systems International, Inc.	1,664
45	DST Systems, Inc.	5,512
38	EPAM Systems, Inc. (a)	2,870
34	Euronet Worldwide, Inc. (a)	2,908
216	Fidelity National Information Services, Inc.	17,198
517	First Data Corp., Class A (a)	8,013
77	Fiserv, Inc. (a)	8,879
26	Forrester Research, Inc.	1,033
72	Gartner, Inc. (a)	7,775
100	Genpact Ltd.	2,476
98	International Business Machines Corp.	17,066
55	Jack Henry & Associates, Inc.	5,120
96	Leidos Holdings, Inc.	4,909
77	ManTech International Corp., Class A	2,667
87	MAXIMUS, Inc.	5,411
64	Science Applications International Corp.	4,762
239	Square, Inc., Class A (a)	4,130
188	Sykes Enterprises, Inc. (a)	5,527
107	TeleTech Holdings, Inc.	3,167
180	Teradata Corp. (a)	5,602
100	Total System Services, Inc.	5,346
122	Vantiv, Inc., Class A (a)	7,823
129	Virtusa Corp. (a)	3,898
750	Western Union (The) Co.	15,262
44	WEX, Inc. (a)	4,554
		261,134

	Leisure Products — 0.4%
134	Brunswick Corp.	8,201
105	Hasbro, Inc.	10,481
89	Polaris Industries, Inc. (b)	7,458
83	Sturm Ruger & Co., Inc. (b)	4,445
331	Vista Outdoor, Inc. (a)	6,815
		37,400

	Life Sciences Tools & Services — 0.5%
115	Albany Molecular Research, Inc. (a)	1,614
14	Bio-Rad Laboratories, Inc., Class A (a)	2,791
20	Cambrex Corp. (a)	1,101
33	Charles River Laboratories International, Inc. (a)	2,968
83	INC Research Holdings, Inc., Class A (a)	3,806
19	Mettler-Toledo International, Inc. (a)	9,099
126	NeoGenomics, Inc. (a)	994
112	PAREXEL International Corp. (a)	7,068

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
20	PRA Health Sciences, Inc. (a)	$1,305
64	Quintiles IMS Holdings, Inc. (a)	5,154
391	VWR Corp. (a)	11,026
		46,926

	Machinery — 3.5%
169	AGCO Corp.	10,170
28	Alamo Group, Inc.	2,133
23	Albany International Corp., Class A	1,059
72	Allison Transmission Holdings, Inc.	2,596
29	Altra Industrial Motion Corp.	1,130
120	American Railcar Industries, Inc. (b)	4,932
48	Astec Industries, Inc.	2,952
92	Barnes Group, Inc.	4,723
147	Briggs & Stratton Corp.	3,300
136	Colfax Corp. (a)	5,339
135	Crane Co.	10,102
178	Cummins, Inc.	26,914
58	Donaldson Co., Inc.	2,640
97	Douglas Dynamics, Inc.	2,973
218	Dover Corp.	17,516
38	ESCO Technologies, Inc.	2,208
94	Global Brass & Copper Holdings, Inc.	3,234
58	Graco, Inc.	5,460
131	Greenbrier (The) Cos., Inc. (b)	5,646
57	Hillenbrand, Inc.	2,043
51	Hyster-Yale Materials Handling, Inc.	2,876
27	IDEX Corp.	2,525
199	Illinois Tool Works, Inc.	26,362
434	Ingersoll-Rand PLC	35,293
113	ITT, Inc.	4,635
63	John Bean Technologies Corp.	5,541
71	Kadant, Inc.	4,214
31	Lincoln Electric Holdings, Inc.	2,693
87	Lydall, Inc. (a)	4,663
350	Meritor, Inc. (a)	5,995
57	Middleby (The) Corp. (a)	7,778
117	Milacron Holdings Corp. (a)	2,177
82	Mueller Industries, Inc.	2,807
82	Mueller Water Products, Inc., Class A	969
173	Navistar International Corp. (a)	4,259
110	Nordson Corp.	13,512
113	Oshkosh Corp.	7,751
47	RBC Bearings, Inc. (a)	4,563
43	Snap-on, Inc.	7,253
24	Standex International Corp.	2,404
213	Stanley Black & Decker, Inc.	28,301
15	Tennant Co.	1,090
69	Terex Corp.	2,167
82	Timken (The) Co.	3,706
218	Toro (The) Co.	13,616
441	Trinity Industries, Inc.	11,709
343	Wabash National Corp.	7,097
45	WABCO Holdings, Inc. (a)	5,284

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
89	Wabtec Corp.	$6,942
141	Woodward, Inc.	9,577
99	Xylem, Inc.	4,972
		359,801

	Marine — 0.2%
184	Kirby Corp. (a)	12,981
92	Matson, Inc.	2,922
		15,903

	Media — 2.8%
97	AMC Entertainment Holdings, Inc., Class A	3,051
47	AMC Networks, Inc., Class A (a)	2,758
8	Cable One, Inc.	4,996
57	Charter Communications, Inc., Class A (a)	18,657
255	Cinemark Holdings, Inc.	11,307
708	Comcast Corp., Class A	26,614
1,487	Discovery Communications, Inc., Class A (a)	43,257
141	DISH Network Corp., Class A (a)	8,952
560	Gannett Co., Inc.	4,693
209	Interpublic Group of Cos. (The), Inc.	5,135
40	John Wiley & Sons, Inc., Class A	2,152
33	Liberty Broadband Corp., Class C (a)	2,851
152	MSG Networks, Inc., Class A (a)	3,549
339	New Media Investment Group, Inc.	4,817
640	News Corp., Class A	8,320
34	Nexstar Media Group, Inc.	2,385
119	Regal Entertainment Group, Class A	2,687
91	Scholastic Corp.	3,874
136	Scripps Networks Interactive, Inc., Class A	10,658
65	Sinclair Broadcast Group, Inc., Class A	2,633
3,663	Sirius XM Holdings, Inc.	18,864
572	TEGNA, Inc.	14,655
290	Twenty-First Century Fox, Inc., Class A	9,393
929	Viacom, Inc., Class B	43,310
234	Walt Disney (The) Co.	26,533
		286,101

	Metals & Mining — 1.0%
531	AK Steel Holding Corp. (a)	3,818
1,161	Alcoa Corp.	39,938
61	Carpenter Technology Corp.	2,275
646	Cliffs Natural Resources, Inc. (a)	5,304
149	Commercial Metals Co.	2,850
413	Hecla Mining Co.	2,185
70	Kaiser Aluminum Corp.	5,593
110	Materion Corp.	3,691
478	Newmont Mining Corp.	15,755
154	Reliance Steel & Aluminum Co.	12,323
38	Royal Gold, Inc.	2,662

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Metals & Mining (Continued)
42	Schnitzer Steel Industries, Inc., Class A	$867
191	SunCoke Energy, Inc. (a)	1,711
23	Worthington Industries, Inc.	1,037
		100,009

	Mortgage Real Estate Investment Trusts — 0.7%
135	AGNC Investment Corp.	2,685
181	Blackstone Mortgage Trust, Inc., Class A	5,604
426	Capstead Mortgage Corp.	4,490
719	Chimera Investment Corp.	14,509
149	Invesco Mortgage Capital, Inc.	2,298
79	Ladder Capital Corp.	1,141
713	MFA Financial, Inc.	5,761
346	MTGE Investment Corp.	5,795
622	New Residential Investment Corp.	10,562
266	PennyMac Mortgage Investment Trust	4,721
357	Redwood Trust, Inc.	5,930
1,122	Two Harbors Investment Corp.	10,760
		74,256

	Multiline Retail — 1.0%
86	Big Lots, Inc.	4,187
86	Dillard’s, Inc., Class A	4,493
110	Dollar General Corp.	7,670
106	Dollar Tree, Inc. (a)	8,317
883	J.C. Penney Co., Inc. (a) (b)	5,439
247	Kohl’s Corp.	9,833
682	Macy’s, Inc.	20,214
101	Nordstrom, Inc.	4,704
114	Ollie’s Bargain Outlet Holdings, Inc. (a)	3,819
565	Target Corp.	31,182
		99,858

	Multi-Utilities — 1.6%
155	Ameren Corp.	8,461
79	Black Hills Corp.	5,251
661	CenterPoint Energy, Inc.	18,224
442	Consolidated Edison, Inc.	34,326
248	DTE Energy Co.	25,323
339	MDU Resources Group, Inc.	9,278
215	NorthWestern Corp.	12,621
743	Public Service Enterprise Group, Inc.	32,952
93	Vectren Corp.	5,451
139	WEC Energy Group, Inc.	8,428
		160,315

	Oil, Gas & Consumable Fuels — 2.5%
153	California Resources Corp. (a)	2,301
1,742	Chesapeake Energy Corp. (a)	10,348
139	Chevron Corp.	14,924
162	ConocoPhillips	8,079

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
134	CONSOL Energy, Inc. (a)	$2,249
294	Denbury Resources, Inc. (a)	759
535	Devon Energy Corp.	22,320
24	Diamondback Energy, Inc. (a)	2,489
90	Exxon Mobil Corp.	7,381
78	Green Plains, Inc.	1,931
1,413	Marathon Oil Corp.	22,325
647	Marathon Petroleum Corp.	32,699
314	Murphy Oil Corp.	8,977
143	Oasis Petroleum, Inc. (a)	2,039
170	ONEOK, Inc.	9,425
278	Parsley Energy, Inc., Class A (a)	9,038
38	PBF Energy, Inc., Class A	843
283	Phillips 66	22,419
33	REX American Resources Corp. (a)	2,986
83	Ring Energy, Inc. (a)	898
164	RSP Permian, Inc. (a)	6,795
87	Targa Resources Corp.	5,211
140	Tesoro Corp.	11,348
596	Valero Energy Corp.	39,509
213	World Fuel Services Corp.	7,721
		255,014

	Paper & Forest Products — 0.3%
194	Boise Cascade Co. (a)	5,180
16	Clearwater Paper Corp. (a)	896
148	KapStone Paper and Packaging Corp.	3,419
517	Louisiana-Pacific Corp. (a)	12,832
26	Neenah Paper, Inc.	1,942
227	P.H. Glatfelter Co.	4,935
96	Schweitzer-Mauduit International, Inc.	3,976
		33,180

	Personal Products — 0.3%
215	Avon Products, Inc. (a)	946
100	Edgewell Personal Care Co. (a)	7,314
101	Herbalife Ltd. (a) (b)	5,872
33	Inter Parfums, Inc.	1,206
204	Nu Skin Enterprises, Inc., Class A	11,330
54	USANA Health Sciences, Inc. (a)	3,111
		29,779

	Pharmaceuticals — 0.4%
59	Amphastar Pharmaceuticals, Inc. (a)	855
91	Catalent, Inc. (a)	2,577
448	Corcept Therapeutics, Inc. (a)	4,910
742	Endo International PLC (a)	8,281
152	Horizon Pharma PLC (a)	2,247
427	Mylan N.V. (a)	16,649
111	Phibro Animal Health Corp., Class A	3,119
80	Sucampo Pharmaceuticals, Inc., Class A (a) (b)	880

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
86	Supernus Pharmaceuticals, Inc. (a)	$2,692
		42,210

	Professional Services — 0.6%
316	CBIZ, Inc. (a)	4,282
97	FTI Consulting, Inc. (a)	3,993
86	Huron Consulting Group, Inc. (a)	3,621
59	ICF International, Inc. (a)	2,437
30	Insperity, Inc.	2,659
237	Kelly Services, Inc., Class A	5,181
94	Kforce, Inc.	2,232
37	Korn/Ferry International	1,165
110	ManpowerGroup, Inc.	11,283
42	Mistras Group, Inc. (a)	898
166	Navigant Consulting, Inc. (a)	3,795
73	On Assignment, Inc. (a)	3,543
169	Resources Connection, Inc.	2,831
150	Robert Half International, Inc.	7,324
79	TransUnion (a)	3,030
212	TriNet Group, Inc. (a)	6,127
15	WageWorks, Inc. (a)	1,084
		65,485

	Real Estate Management & Development — 0.4%
259	CBRE Group, Inc., Class A (a)	9,011
21	Howard Hughes (The) Corp. (a)	2,462
121	Jones Lang LaSalle, Inc.	13,485
122	Marcus & Millichap, Inc. (a)	2,999
20	RE/MAX Holdings, Inc., Class A	1,189
380	Realogy Holdings Corp.	11,320
		40,466

	Road & Rail — 1.5%
27	AMERCO	10,292
196	ArcBest Corp.	5,096
133	Avis Budget Group, Inc. (a)	3,934
680	CSX Corp.	31,654
106	Genesee & Wyoming, Inc., Class A (a)	7,193
213	Heartland Express, Inc.	4,271
126	J.B. Hunt Transport Services, Inc.	11,559
33	Knight Transportation, Inc.	1,035
29	Landstar System, Inc.	2,484
233	Marten Transport Ltd.	5,464
226	Norfolk Southern Corp.	25,305
85	Old Dominion Freight Line, Inc.	7,274
164	Ryder System, Inc.	12,372
98	Saia, Inc. (a)	4,341
134	Swift Transportation Co. (a)	2,752
78	Union Pacific Corp.	8,262
202	Werner Enterprises, Inc.	5,292
		148,580

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 4.6%
40	Advanced Energy Industries, Inc. (a)	$2,742
1,078	Advanced Micro Devices, Inc. (a)	15,685
411	Amkor Technology, Inc. (a)	4,764
337	Analog Devices, Inc.	27,617
1,263	Applied Materials, Inc.	49,131
34	Cabot Microelectronics Corp.	2,605
216	Cirrus Logic, Inc. (a)	13,109
83	Cree, Inc. (a)	2,219
642	Cypress Semiconductor Corp.	8,834
127	Diodes, Inc. (a)	3,054
61	Entegris, Inc. (a)	1,427
381	First Solar, Inc. (a) (b)	10,325
24	Inphi Corp. (a)	1,172
208	Integrated Device Technology, Inc. (a)	4,923
1,123	Intel Corp.	40,507
308	Lam Research Corp.	39,535
23	MACOM Technology Solutions Holdings, Inc. (a)	1,111
176	Marvell Technology Group Ltd.	2,686
149	MaxLinear, Inc. (a)	4,180
509	Microchip Technology, Inc.	37,554
744	Micron Technology, Inc. (a)	21,502
226	Microsemi Corp. (a)	11,646
91	MKS Instruments, Inc.	6,256
90	Monolithic Power Systems, Inc.	8,289
131	Nanometrics, Inc. (a)	3,990
381	NVIDIA Corp.	41,502
575	ON Semiconductor Corp. (a)	8,907
479	Photronics, Inc. (a)	5,125
16	Power Integrations, Inc.	1,052
93	Qorvo, Inc. (a)	6,376
500	QUALCOMM, Inc.	28,670
140	Rudolph Technologies, Inc. (a)	3,136
69	Semtech Corp. (a)	2,332
61	Synaptics, Inc. (a)	3,020
224	Texas Instruments, Inc.	18,045
405	Xilinx, Inc.	23,445
24	Xperi Corp.	815
		467,288

	Software — 2.1%
178	Aspen Technology, Inc. (a)	10,488
50	Barracuda Networks, Inc. (a)	1,156
1,027	CA, Inc.	32,576
194	Cadence Design Systems, Inc. (a)	6,092
122	CDK Global, Inc.	7,931
230	Citrix Systems, Inc. (a)	19,180
19	Ebix, Inc.	1,164
41	Fair Isaac Corp.	5,287
23	Gigamon, Inc. (a)	818
71	Intuit, Inc.	8,235
164	Nuance Communications, Inc. (a)	2,839
423	Oracle Corp.	18,870
91	Pegasystems, Inc.	3,990

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
68	Progress Software Corp.	$1,975
69	Proofpoint, Inc. (a)	5,131
106	PTC, Inc. (a)	5,570
85	SS&C Technologies Holdings, Inc.	3,009
1,706	Symantec Corp.	52,340
125	Synopsys, Inc. (a)	9,016
198	Take-Two Interactive Software, Inc. (a)	11,736
31	VMware, Inc., Class A (a)	2,856
		210,259

	Specialty Retail — 4.5%
170	Aaron’s, Inc.	5,056
451	Abercrombie & Fitch Co., Class A	5,380
806	American Eagle Outfitters, Inc.	11,308
52	Asbury Automotive Group, Inc. (a)	3,125
878	Ascena Retail Group, Inc. (a)	3,740
251	AutoNation, Inc. (a)	10,615
10	AutoZone, Inc. (a)	7,231
388	Barnes & Noble, Inc.	3,589
301	Bed Bath & Beyond, Inc.	11,878
955	Best Buy Co., Inc.	46,938
246	Buckle (The), Inc. (b)	4,576
145	Burlington Stores, Inc. (a)	14,107
133	Caleres, Inc.	3,514
181	Cato (The) Corp., Class A	3,975
226	Chico’s FAS, Inc.	3,209
54	Children’s Place (The), Inc.	6,483
184	Dick’s Sporting Goods, Inc.	8,954
240	DSW, Inc., Class A	4,963
504	Express, Inc. (a)	4,592
173	Foot Locker, Inc.	12,942
181	Francesca’s Holdings Corp. (a)	2,778
484	GameStop Corp., Class A	10,914
1,816	Gap (The), Inc.	44,111
87	Genesco, Inc. (a)	4,824
491	GNC Holdings, Inc., Class A (b)	3,614
42	Group 1 Automotive, Inc.	3,111
448	Guess?, Inc.	4,995
146	Hibbett Sports, Inc. (a)	4,307
121	Home Depot (The), Inc.	17,766
124	L Brands, Inc.	5,840
44	Lithia Motors, Inc., Class A	3,769
199	Murphy USA, Inc. (a)	14,611
29	O’Reilly Automotive, Inc. (a)	7,825
1,203	Office Depot, Inc.	5,612
306	Party City Holdco, Inc. (a) (b)	4,299
189	Penske Automotive Group, Inc.	8,847
380	Pier 1 Imports, Inc.	2,721
106	RH (a)	4,904
497	Ross Stores, Inc.	32,737
185	Sally Beauty Holdings, Inc. (a)	3,781
48	Select Comfort Corp. (a)	1,190
129	Signet Jewelers Ltd.	8,936
237	Sonic Automotive, Inc., Class A	4,752

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
94	Tiffany & Co.	$8,958
56	Tile Shop Holdings, Inc.	1,078
108	TJX (The) Cos., Inc.	8,541
128	Ulta Beauty, Inc. (a)	36,509
429	Urban Outfitters, Inc. (a)	10,193
253	Williams-Sonoma, Inc.	13,566
		461,264

	Technology Hardware, Storage & Peripherals — 1.3%
281	Apple, Inc.	40,369
129	Diebold Nixdorf, Inc.	3,960
1,762	Hewlett Packard Enterprise Co.	41,759
120	NCR Corp. (a)	5,482
69	NetApp, Inc.	2,888
155	Super Micro Computer, Inc. (a)	3,929
4,669	Xerox Corp.	34,270
		132,657

	Textiles, Apparel & Luxury Goods — 0.9%
28	Carter’s, Inc.	2,514
699	Coach, Inc.	28,890
126	Columbia Sportswear Co.	7,402
98	Deckers Outdoor Corp. (a)	5,853
210	Fossil Group, Inc. (a) (b)	3,664
184	G-III Apparel Group Ltd. (a)	4,028
189	Movado Group, Inc.	4,716
72	Oxford Industries, Inc.	4,123
135	PVH Corp.	13,968
82	Ralph Lauren Corp.	6,693
199	Skechers U.S.A., Inc., Class A (a)	5,463
91	Steven Madden Ltd. (a)	3,508
148	Wolverine World Wide, Inc.	3,696
		94,518

	Thrifts & Mortgage Finance — 0.7%
237	Beneficial Bancorp, Inc.	3,792
38	BofI Holding, Inc. (a)	993
216	Dime Community Bancshares, Inc.	4,385
134	Essent Group Ltd. (a)	4,847
202	Flagstar Bancorp, Inc. (a)	5,694
138	HomeStreet, Inc. (a)	3,857
70	Kearny Financial Corp.	1,054
10	LendingTree, Inc. (a)	1,254
115	Meridian Bancorp, Inc.	2,105
52	Meta Financial Group, Inc.	4,602
532	MGIC Investment Corp. (a)	5,389
154	New York Community Bancorp, Inc.	2,151
509	NMI Holdings, Inc., Class A (a)	5,803
108	Northfield Bancorp, Inc.	1,946
120	Northwest Bancshares, Inc.	2,021
58	Oritani Financial Corp.	986
38	Provident Financial Services, Inc.	982
302	Radian Group, Inc.	5,424

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
128	TFS Financial Corp.	$2,127
124	TrustCo Bank Corp. NY	973
239	United Financial Bancorp, Inc.	4,065
105	Walker & Dunlop, Inc. (a)	4,378
64	Washington Federal, Inc.	2,118
70	WSFS Financial Corp.	3,217
		74,163

	Tobacco — 0.1%
85	Universal Corp.	6,014

	Trading Companies & Distributors — 0.9%
356	Air Lease Corp.	13,795
47	Beacon Roofing Supply, Inc. (a)	2,310
174	Fastenal Co.	8,961
89	GATX Corp.	5,425
93	H&E Equipment Services, Inc.	2,280
230	HD Supply Holdings, Inc. (a)	9,459
66	Kaman Corp.	3,177
52	MSC Industrial Direct Co., Inc., Class A	5,344
136	Rush Enterprises, Inc., Class A (a)	4,499
275	Triton International Ltd.	7,092
115	United Rentals, Inc. (a)	14,381
80	Veritiv Corp. (a)	4,144
35	W.W. Grainger, Inc.	8,147
16	Watsco, Inc.	2,291
33	WESCO International, Inc. (a)	2,295
		93,600

	Transportation Infrastructure — 0.0%
30	Macquarie Infrastructure Corp.	2,417

	Water Utilities — 0.1%
26	Middlesex Water Co.	961
97	SJW Group	4,677
		5,638

	Wireless Telecommunication Services — 0.6%
423	Telephone and Data Systems, Inc.	11,214
709	T-Mobile US, Inc. (a)	45,794
99	United States Cellular Corp. (a)	3,696
		60,704
	Total Common Stocks — 99.9%	10,124,987
	(Cost $9,330,692)

Shares	Description	Value

	Money Market Funds — 1.1%
75,243	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.59% (c) (d)	$75,243
34,132	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.58% (c)	34,132
	Total Money Market Funds — 1.1%	109,375
	(Cost $109,375)

	Total Investments — 101.0%	10,234,362
	(Cost $9,440,067) (e)
	Net Other Assets and Liabilities — (1.0)%	(98,607)
	Net Assets — 100.0%	$10,135,755

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $73,375 and the total value of the collateral held by the Fund is $75,243.
(c)	Interest rate shown reflects yield as of March 31, 2017.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $974,884 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $180,589.

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$10,124,987	$—	$—
Money Market Funds	109,375	—	—
Total Investments	$10,234,362	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.2%
81	Arconic, Inc.	$2,134
106	Boeing (The) Co.	18,747
53	General Dynamics Corp.	9,922
14	L3 Technologies, Inc.	2,314
46	Lockheed Martin Corp.	12,310
32	Northrop Grumman Corp.	7,611
54	Raytheon Co.	8,235
24	Rockwell Collins, Inc.	2,332
50	Textron, Inc.	2,379
9	TransDigm Group, Inc.	1,981
139	United Technologies Corp.	15,597
		83,562

	Air Freight & Logistics — 0.7%
26	C.H. Robinson Worldwide, Inc.	2,010
33	Expeditors International of Washington, Inc.	1,864
45	FedEx Corp.	8,782
128	United Parcel Service, Inc., Class B	13,734
		26,390

	Airlines — 0.6%
23	Alaska Air Group, Inc.	2,121
96	American Airlines Group, Inc.	4,061
137	Delta Air Lines, Inc.	6,296
114	Southwest Airlines Co.	6,129
54	United Continental Holdings, Inc. (a)	3,815
		22,422

	Auto Components — 0.2%
37	BorgWarner, Inc.	1,546
50	Delphi Automotive PLC	4,025
48	Goodyear Tire & Rubber (The) Co.	1,728
		7,299

	Automobiles — 0.5%
724	Ford Motor Co.	8,427
253	General Motors Co.	8,946
33	Harley-Davidson, Inc.	1,997
		19,370

	Banks — 6.5%
1,861	Bank of America Corp.	43,901
150	BB&T Corp.	6,705
515	Citigroup, Inc.	30,807
95	Citizens Financial Group, Inc.	3,282
32	Comerica, Inc.	2,195
140	Fifth Third Bancorp	3,556
201	Huntington Bancshares, Inc.	2,691
663	JPMorgan Chase & Co.	58,238
200	KeyCorp	3,556
29	M&T Bank Corp.	4,487
58	People’s United Financial, Inc.	1,056

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
90	PNC Financial Services Group (The), Inc.	$10,822
228	Regions Financial Corp.	3,313
91	SunTrust Banks, Inc.	5,032
296	U.S. Bancorp	15,244
838	Wells Fargo & Co.	46,643
38	Zions Bancorporation	1,596
		243,124

	Beverages — 2.0%
34	Brown-Forman Corp., Class B	1,570
720	Coca-Cola (The) Co.	30,557
32	Constellation Brands, Inc., Class A	5,186
34	Dr Pepper Snapple Group, Inc.	3,329
34	Molson Coors Brewing Co., Class B	3,254
75	Monster Beverage Corp. (a)	3,463
266	PepsiCo, Inc.	29,755
		77,114

	Biotechnology — 2.8%
296	AbbVie, Inc.	19,287
42	Alexion Pharmaceuticals, Inc. (a)	5,092
137	Amgen, Inc.	22,478
40	Biogen, Inc. (a)	10,937
144	Celgene Corp. (a)	17,918
244	Gilead Sciences, Inc.	16,573
32	Incyte Corp. (a)	4,277
14	Regeneron Pharmaceuticals, Inc. (a)	5,425
46	Vertex Pharmaceuticals, Inc. (a)	5,030
		107,017

	Building Products — 0.3%
18	Allegion PLC	1,363
29	Fortune Brands Home & Security, Inc.	1,765
174	Johnson Controls International PLC	7,329
61	Masco Corp.	2,073
		12,530

	Capital Markets — 2.8%
10	Affiliated Managers Group, Inc.	1,639
29	Ameriprise Financial, Inc.	3,761
193	Bank of New York Mellon (The) Corp.	9,115
23	BlackRock, Inc.	8,821
17	CBOE Holdings, Inc.	1,378
224	Charles Schwab (The) Corp.	9,141
63	CME Group, Inc.	7,484
51	E*TRADE Financial Corp. (a)	1,779
64	Franklin Resources, Inc.	2,697
69	Goldman Sachs Group (The), Inc.	15,851
110	Intercontinental Exchange, Inc.	6,586
76	Invesco Ltd.	2,328
31	Moody’s Corp.	3,473
267	Morgan Stanley	11,438
21	Nasdaq, Inc.	1,459

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
39	Northern Trust Corp.	$3,377
24	Raymond James Financial, Inc.	1,830
48	S&P Global, Inc.	6,276
67	State Street Corp.	5,334
45	T. Rowe Price Group, Inc.	3,067
		106,834

	Chemicals — 2.1%
40	Air Products and Chemicals, Inc.	5,411
21	Albemarle Corp.	2,218
43	CF Industries Holdings, Inc.	1,262
208	Dow Chemical (The) Co.	13,216
161	E.I. du Pont de Nemours and Co.	12,933
27	Eastman Chemical Co.	2,182
49	Ecolab, Inc.	6,142
25	FMC Corp.	1,740
15	International Flavors & Fragrances, Inc.	1,988
62	LyondellBasell Industries N.V., Class A	5,654
81	Monsanto Co.	9,169
65	Mosaic (The) Co.	1,897
49	PPG Industries, Inc.	5,149
53	Praxair, Inc.	6,286
15	Sherwin-Williams (The) Co.	4,653
		79,900

	Commercial Services & Supplies — 0.3%
16	Cintas Corp.	2,025
43	Republic Services, Inc.	2,701
16	Stericycle, Inc. (a)	1,326
75	Waste Management, Inc.	5,469
		11,521

	Communications Equipment — 1.1%
931	Cisco Systems, Inc.	31,468
12	F5 Networks, Inc. (a)	1,711
23	Harris Corp.	2,559
71	Juniper Networks, Inc.	1,976
31	Motorola Solutions, Inc.	2,673
		40,387

	Construction & Engineering — 0.1%
26	Fluor Corp.	1,368
22	Jacobs Engineering Group, Inc.	1,216
28	Quanta Services, Inc. (a)	1,039
		3,623

	Construction Materials — 0.1%
12	Martin Marietta Materials, Inc.	2,619
25	Vulcan Materials Co.	3,012
		5,631

	Consumer Finance — 0.8%
141	American Express Co.	11,155
89	Capital One Financial Corp.	7,713

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
73	Discover Financial Services	$4,992
56	Navient Corp.	827
145	Synchrony Financial	4,973
		29,660

	Containers & Packaging — 0.3%
16	Avery Dennison Corp.	1,290
32	Ball Corp.	2,376
76	International Paper Co.	3,859
36	Sealed Air Corp.	1,569
47	WestRock Co.	2,446
		11,540

	Distributors — 0.1%
28	Genuine Parts Co.	2,588
57	LKQ Corp. (a)	1,668
		4,256

	Diversified Consumer Services — 0.0%
41	H&R Block, Inc.	953

	Diversified Financial Services — 1.6%
352	Berkshire Hathaway, Inc., Class B (a)	58,671
60	Leucadia National Corp.	1,560
		60,231

	Diversified Telecommunication Services — 2.4%
1,139	AT&T, Inc.	47,325
101	CenturyLink, Inc.	2,381
54	Level 3 Communications, Inc. (a)	3,090
756	Verizon Communications, Inc.	36,855
		89,651

	Electric Utilities — 2.0%
42	Alliant Energy Corp.	1,664
91	American Electric Power Co., Inc.	6,109
128	Duke Energy Corp.	10,497
60	Edison International	4,777
33	Entergy Corp.	2,507
59	Eversource Energy	3,468
171	Exelon Corp.	6,152
79	FirstEnergy Corp.	2,514
87	NextEra Energy, Inc.	11,168
94	PG&E Corp.	6,238
21	Pinnacle West Capital Corp.	1,751
126	PPL Corp.	4,711
182	Southern (The) Co.	9,060
94	Xcel Energy, Inc.	4,178
		74,794

	Electrical Equipment — 0.6%
8	Acuity Brands, Inc.	1,632
43	AMETEK, Inc.	2,325
84	Eaton Corp. PLC	6,229
119	Emerson Electric Co.	7,123

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
24	Rockwell Automation, Inc.	$3,737
		21,046

	Electronic Equipment, Instruments & Components — 0.4%
57	Amphenol Corp., Class A	4,057
176	Corning, Inc.	4,752
25	FLIR Systems, Inc.	907
66	TE Connectivity Ltd.	4,920
		14,636

	Energy Equipment & Services — 1.1%
78	Baker Hughes, Inc.	4,666
160	Halliburton Co.	7,874
20	Helmerich & Payne, Inc.	1,331
70	National Oilwell Varco, Inc.	2,806
258	Schlumberger Ltd.	20,150
87	TechnipFMC PLC (a)	2,828
72	Transocean Ltd. (a)	896
		40,551

	Equity Real Estate Investment Trusts — 2.9%
17	Alexandria Real Estate Equities, Inc.	1,879
79	American Tower Corp.	9,602
29	Apartment Investment & Management Co., Class A	1,286
25	AvalonBay Communities, Inc.	4,590
29	Boston Properties, Inc.	3,840
67	Crown Castle International Corp.	6,328
29	Digital Realty Trust, Inc.	3,085
13	Equinix, Inc.	5,205
68	Equity Residential	4,231
12	Essex Property Trust, Inc.	2,778
23	Extra Space Storage, Inc.	1,711
13	Federal Realty Investment Trust	1,736
108	GGP, Inc.	2,503
87	HCP, Inc.	2,721
137	Host Hotels & Resorts, Inc.	2,556
45	Iron Mountain, Inc.	1,605
79	Kimco Realty Corp.	1,745
22	Macerich (The) Co.	1,417
21	Mid-America Apartment Communities, Inc.	2,137
98	Prologis, Inc.	5,084
28	Public Storage	6,129
48	Realty Income Corp.	2,857
27	Regency Centers Corp.	1,793
58	Simon Property Group, Inc.	9,978
19	SL Green Realty Corp.	2,026
50	UDR, Inc.	1,813
66	Ventas, Inc.	4,293
32	Vornado Realty Trust	3,210
67	Welltower, Inc.	4,745

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
139	Weyerhaeuser Co.	$4,723
		107,606

	Food & Staples Retailing — 2.0%
81	Costco Wholesale Corp.	13,583
191	CVS Health Corp.	14,993
175	Kroger (The) Co.	5,161
93	Sysco Corp.	4,829
159	Walgreens Boots Alliance, Inc.	13,205
279	Wal-Mart Stores, Inc.	20,110
59	Whole Foods Market, Inc.	1,753
		73,634

	Food Products — 1.5%
107	Archer-Daniels-Midland Co.	4,926
36	Campbell Soup Co.	2,061
77	Conagra Brands, Inc.	3,106
110	General Mills, Inc.	6,491
26	Hershey (The) Co.	2,840
50	Hormel Foods Corp.	1,731
22	J.M. Smucker (The) Co.	2,884
47	Kellogg Co.	3,413
111	Kraft Heinz (The) Co.	10,080
21	McCormick & Co., Inc.	2,049
34	Mead Johnson Nutrition Co.	3,029
283	Mondelez International, Inc., Class A	12,192
54	Tyson Foods, Inc., Class A	3,332
		58,134

	Health Care Equipment & Supplies — 2.6%
319	Abbott Laboratories	14,167
91	Baxter International, Inc.	4,719
39	Becton, Dickinson and Co.	7,154
252	Boston Scientific Corp. (a)	6,267
13	C. R. Bard, Inc.	3,231
9	Cooper (The) Cos., Inc.	1,799
113	Danaher Corp.	9,665
43	DENTSPLY SIRONA, Inc.	2,685
40	Edwards Lifesciences Corp. (a)	3,763
52	Hologic, Inc. (a)	2,213
16	IDEXX Laboratories, Inc. (a)	2,474
7	Intuitive Surgical, Inc. (a)	5,365
255	Medtronic PLC	20,543
57	Stryker Corp.	7,504
17	Varian Medical Systems, Inc. (a)	1,549
37	Zimmer Biomet Holdings, Inc.	4,518
		97,616

	Health Care Providers & Services — 2.6%
65	Aetna, Inc.	8,291
31	AmerisourceBergen Corp.	2,743
49	Anthem, Inc.	8,104

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
59	Cardinal Health, Inc.	$4,811
32	Centene Corp. (a)	2,280
48	Cigna Corp.	7,032
29	DaVita, Inc. (a)	1,971
22	Envision Healthcare Corp. (a)	1,349
112	Express Scripts Holding Co. (a)	7,382
54	HCA Holdings, Inc. (a)	4,805
15	Henry Schein, Inc. (a)	2,550
28	Humana, Inc.	5,772
19	Laboratory Corp. of America Holdings (a)	2,726
39	McKesson Corp.	5,782
15	Patterson Cos., Inc.	678
26	Quest Diagnostics, Inc.	2,553
176	UnitedHealth Group, Inc.	28,866
17	Universal Health Services, Inc., Class B	2,116
		99,811

	Health Care Technology — 0.1%
56	Cerner Corp. (a)	3,296

	Hotels, Restaurants & Leisure — 1.6%
78	Carnival Corp.	4,595
5	Chipotle Mexican Grill, Inc. (a)	2,228
23	Darden Restaurants, Inc.	1,924
59	Marriott International, Inc., Class A	5,557
152	McDonald’s Corp.	19,701
31	Royal Caribbean Cruises Ltd.	3,041
270	Starbucks Corp.	15,765
20	Wyndham Worldwide Corp.	1,686
15	Wynn Resorts Ltd.	1,719
62	Yum! Brands, Inc.	3,962
		60,178

	Household Durables — 0.4%
63	D.R. Horton, Inc.	2,099
21	Garmin Ltd.	1,073
25	Leggett & Platt, Inc.	1,258
36	Lennar Corp., Class A	1,843
12	Mohawk Industries, Inc. (a)	2,754
89	Newell Brands, Inc.	4,198
55	PulteGroup, Inc.	1,295
14	Whirlpool Corp.	2,399
		16,919

	Household Products — 1.8%
48	Church & Dwight Co., Inc.	2,394
24	Clorox (The) Co.	3,236
165	Colgate-Palmolive Co.	12,076
66	Kimberly-Clark Corp.	8,687
475	Procter & Gamble (The) Co.	42,679
		69,072

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers — 0.1%
122	AES (The) Corp.	$1,364
58	NRG Energy, Inc.	1,085
		2,449

	Industrial Conglomerates — 2.4%
111	3M Co.	21,238
1,622	General Electric Co.	48,335
141	Honeywell International, Inc.	17,607
19	Roper Technologies, Inc.	3,923
		91,103

	Insurance — 2.7%
76	Aflac, Inc.	5,504
68	Allstate (The) Corp.	5,541
173	American International Group, Inc.	10,800
49	Aon PLC	5,816
33	Arthur J. Gallagher & Co.	1,866
11	Assurant, Inc.	1,052
86	Chubb Ltd.	11,718
28	Cincinnati Financial Corp.	2,024
70	Hartford Financial Services Group (The), Inc.	3,365
42	Lincoln National Corp.	2,749
51	Loews Corp.	2,385
96	Marsh & McLennan Cos., Inc.	7,094
204	MetLife, Inc.	10,775
50	Principal Financial Group, Inc.	3,156
108	Progressive (The) Corp.	4,231
80	Prudential Financial, Inc.	8,534
20	Torchmark Corp.	1,541
53	Travelers (The) Cos., Inc.	6,389
43	Unum Group	2,016
24	Willis Towers Watson PLC	3,141
50	XL Group Ltd.	1,993
		101,690

	Internet & Direct Marketing Retail — 2.6%
74	Amazon.com, Inc. (a)	65,604
22	Expedia, Inc.	2,776
80	Netflix, Inc. (a)	11,825
9	Priceline Group (The), Inc. (a)	16,020
21	TripAdvisor, Inc. (a)	906
		97,131

	Internet Software & Services — 4.6%
32	Akamai Technologies, Inc. (a)	1,910
55	Alphabet, Inc., Class A (a)	46,629
55	Alphabet, Inc., Class C (a)	45,626
188	eBay, Inc. (a)	6,311
437	Facebook, Inc., Class A (a)	62,076
17	VeriSign, Inc. (a)	1,481
163	Yahoo!, Inc. (a)	7,565
		171,598

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 3.7%
115	Accenture PLC, Class A	$13,786
10	Alliance Data Systems Corp.	2,490
84	Automatic Data Processing, Inc.	8,601
112	Cognizant Technology Solutions Corp., Class A (a)	6,666
27	CSRA, Inc.	791
61	Fidelity National Information Services, Inc.	4,857
40	Fiserv, Inc. (a)	4,612
28	Global Payments, Inc.	2,259
159	International Business Machines Corp.	27,688
176	Mastercard, Inc., Class A	19,795
60	Paychex, Inc.	3,534
208	PayPal Holdings, Inc. (a)	8,948
24	Teradata Corp. (a)	747
31	Total System Services, Inc.	1,657
346	Visa, Inc., Class A	30,749
90	Western Union (The) Co.	1,832
		139,012

	Leisure Products — 0.1%
21	Hasbro, Inc.	2,096
63	Mattel, Inc.	1,614
		3,710

	Life Sciences Tools & Services — 0.7%
60	Agilent Technologies, Inc.	3,172
27	Illumina, Inc. (a)	4,607
5	Mettler-Toledo International, Inc. (a)	2,395
20	PerkinElmer, Inc.	1,161
72	Thermo Fisher Scientific, Inc.	11,059
15	Waters Corp. (a)	2,345
		24,739

	Machinery — 1.5%
108	Caterpillar, Inc.	10,018
29	Cummins, Inc.	4,385
54	Deere & Co.	5,879
29	Dover Corp.	2,330
24	Flowserve Corp.	1,162
56	Fortive Corp.	3,372
58	Illinois Tool Works, Inc.	7,683
48	Ingersoll-Rand PLC	3,903
65	PACCAR, Inc.	4,368
25	Parker-Hannifin Corp.	4,008
31	Pentair PLC	1,946
11	Snap-on, Inc.	1,856
28	Stanley Black & Decker, Inc.	3,721
33	Xylem, Inc.	1,657
		56,288

	Media — 3.2%
69	CBS Corp., Class B	4,786
40	Charter Communications, Inc., Class A (a)	13,093

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
879	Comcast Corp., Class A	$33,042
28	Discovery Communications, Inc., Class A (a)	814
41	Discovery Communications, Inc., Class C (a)	1,161
42	DISH Network Corp., Class A (a)	2,666
74	Interpublic Group of Cos. (The), Inc.	1,818
71	News Corp., Class A	923
22	News Corp., Class B	297
44	Omnicom Group, Inc.	3,793
18	Scripps Networks Interactive, Inc., Class A	1,411
40	TEGNA, Inc.	1,025
143	Time Warner, Inc.	13,972
196	Twenty-First Century Fox, Inc., Class A	6,348
90	Twenty-First Century Fox, Inc., Class B	2,860
64	Viacom, Inc., Class B	2,984
271	Walt Disney (The) Co.	30,729
		121,722

	Metals & Mining — 0.3%
246	Freeport-McMoRan, Inc. (a)	3,287
98	Newmont Mining Corp.	3,230
59	Nucor Corp.	3,523
		10,040

	Multiline Retail — 0.4%
47	Dollar General Corp.	3,277
44	Dollar Tree, Inc. (a)	3,452
33	Kohl’s Corp.	1,314
57	Macy’s, Inc.	1,689
22	Nordstrom, Inc.	1,025
104	Target Corp.	5,740
		16,497

	Multi-Utilities — 1.1%
45	Ameren Corp.	2,457
80	CenterPoint Energy, Inc.	2,206
52	CMS Energy Corp.	2,326
56	Consolidated Edison, Inc.	4,349
116	Dominion Resources, Inc.	8,998
33	DTE Energy Co.	3,370
60	NiSource, Inc.	1,427
94	Public Service Enterprise Group, Inc.	4,169
26	SCANA Corp.	1,699
46	Sempra Energy	5,083
59	WEC Energy Group, Inc.	3,577
		39,661

	Oil, Gas & Consumable Fuels — 5.5%
104	Anadarko Petroleum Corp.	6,448
70	Apache Corp.	3,597
86	Cabot Oil & Gas Corp.	2,056
138	Chesapeake Energy Corp. (a)	820
350	Chevron Corp.	37,580

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
18	Cimarex Energy Co.	$2,151
27	Concho Resources, Inc. (a)	3,465
230	ConocoPhillips	11,470
97	Devon Energy Corp.	4,047
107	EOG Resources, Inc.	10,438
32	EQT Corp.	1,955
769	Exxon Mobil Corp.	63,066
49	Hess Corp.	2,362
356	Kinder Morgan, Inc.	7,739
157	Marathon Oil Corp.	2,481
98	Marathon Petroleum Corp.	4,953
30	Murphy Oil Corp.	858
37	Newfield Exploration Co. (a)	1,366
79	Noble Energy, Inc.	2,713
142	Occidental Petroleum Corp.	8,997
39	ONEOK, Inc.	2,162
82	Phillips 66	6,496
31	Pioneer Natural Resources Co.	5,773
35	Range Resources Corp.	1,019
91	Southwestern Energy Co. (a)	743
22	Tesoro Corp.	1,783
84	Valero Energy Corp.	5,568
151	Williams (The) Cos., Inc.	4,468
		206,574

	Personal Products — 0.1%
87	Coty, Inc., Class A	1,577
41	Estee Lauder (The) Cos., Inc., Class A	3,477
		5,054

	Pharmaceuticals — 5.1%
62	Allergan PLC	14,813
310	Bristol-Myers Squibb Co.	16,858
180	Eli Lilly and Co.	15,140
504	Johnson & Johnson	62,773
20	Mallinckrodt PLC (a)	891
511	Merck & Co., Inc.	32,469
85	Mylan N.V. (a)	3,314
27	Perrigo Co. PLC	1,793
1,107	Pfizer, Inc.	37,870
92	Zoetis, Inc.	4,910
		190,831

	Professional Services — 0.3%
7	Dun & Bradstreet (The) Corp.	756
22	Equifax, Inc.	3,008
62	Nielsen Holdings PLC	2,561
24	Robert Half International, Inc.	1,172
29	Verisk Analytics, Inc. (a)	2,353
		9,850

	Real Estate Management & Development — 0.0%
56	CBRE Group, Inc., Class A (a)	1,948

Shares	Description	Value

	Common Stocks (Continued)
	Road & Rail — 0.9%
174	CSX Corp.	$8,100
16	J.B. Hunt Transport Services, Inc.	1,468
20	Kansas City Southern	1,715
54	Norfolk Southern Corp.	6,046
10	Ryder System, Inc.	754
151	Union Pacific Corp.	15,994
		34,077

	Semiconductors & Semiconductor Equipment — 3.4%
143	Advanced Micro Devices, Inc. (a)	2,081
67	Analog Devices, Inc.	5,491
200	Applied Materials, Inc.	7,780
74	Broadcom Ltd.	16,203
879	Intel Corp.	31,705
29	KLA-Tencor Corp.	2,757
30	Lam Research Corp.	3,851
40	Microchip Technology, Inc.	2,951
193	Micron Technology, Inc. (a)	5,578
110	NVIDIA Corp.	11,982
24	Qorvo, Inc. (a)	1,645
274	QUALCOMM, Inc.	15,711
34	Skyworks Solutions, Inc.	3,331
185	Texas Instruments, Inc.	14,904
47	Xilinx, Inc.	2,721
		128,691

	Software — 4.6%
127	Activision Blizzard, Inc.	6,332
92	Adobe Systems, Inc. (a)	11,972
36	Autodesk, Inc. (a)	3,113
58	CA, Inc.	1,840
29	Citrix Systems, Inc. (a)	2,418
56	Electronic Arts, Inc. (a)	5,013
45	Intuit, Inc.	5,220
1,435	Microsoft Corp.	94,509
556	Oracle Corp.	24,803
33	Red Hat, Inc. (a)	2,854
118	salesforce.com, Inc. (a)	9,734
116	Symantec Corp.	3,559
28	Synopsys, Inc. (a)	2,020
		173,387

	Specialty Retail — 2.4%
14	Advance Auto Parts, Inc.	2,076
12	AutoNation, Inc. (a)	507
5	AutoZone, Inc. (a)	3,615
28	Bed Bath & Beyond, Inc.	1,105
51	Best Buy Co., Inc.	2,507
35	CarMax, Inc. (a)	2,073
25	Foot Locker, Inc.	1,870
41	Gap (The), Inc.	996
226	Home Depot (The), Inc.	33,184
45	L Brands, Inc.	2,119
161	Lowe’s Cos., Inc.	13,236

See Notes to Portfolio of Investments

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (VIXH)

Portfolio of Investments (Continued)
March 31, 2017 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
17	O’Reilly Automotive, Inc. (a)	$4,587
74	Ross Stores, Inc.	4,874
13	Signet Jewelers Ltd.	900
121	Staples, Inc.	1,061
20	Tiffany & Co.	1,906
121	TJX (The) Cos., Inc.	9,569
24	Tractor Supply Co.	1,655
11	Ulta Beauty, Inc. (a)	3,138
		90,978

	Technology Hardware, Storage & Peripherals — 4.3%
974	Apple, Inc.	139,925
309	Hewlett Packard Enterprise Co.	7,323
317	HP, Inc.	5,668
51	NetApp, Inc.	2,134
55	Seagate Technology PLC	2,526
53	Western Digital Corp.	4,374
158	Xerox Corp.	1,160
		163,110

	Textiles, Apparel & Luxury Goods — 0.7%
52	Coach, Inc.	2,149
70	Hanesbrands, Inc.	1,453
30	Michael Kors Holdings Ltd. (a)	1,144
248	NIKE, Inc., Class B	13,821
15	PVH Corp.	1,552
10	Ralph Lauren Corp.	816
34	Under Armour, Inc., Class A (a)	673
34	Under Armour, Inc., Class C (a)	622
61	VF Corp.	3,353
		25,583

	Tobacco — 1.8%
360	Altria Group, Inc.	25,711
288	Philip Morris International, Inc.	32,515
153	Reynolds American, Inc.	9,642
		67,868

	Trading Companies & Distributors — 0.2%
54	Fastenal Co.	2,781
16	United Rentals, Inc. (a)	2,001
10	W.W. Grainger, Inc.	2,327
		7,109

	Water Utilities — 0.1%
33	American Water Works Co., Inc.	2,566
	Total Investments — 99.9%	3,763,574
	(Cost $2,728,446) (b)
	Net Other Assets and Liabilities — 0.1%	4,125
	Net Assets — 100.0%	$3,767,699

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,127,230 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $92,102.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$3,763,574	$—	$—

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

March 31, 2017 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of nineteen exchange-traded funds. This report covers the two funds listed below:

First Trust Total US Market AlphaDEX® ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “TUSA”)

First Trust CBOE® S&P 500® VIX® Tail Hedge Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “VIXH”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2017 (Unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2017, is included with each Fund’s Portfolio of Investments.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2017 (Unaudited)

B. Call Options

The First Trust CBOE® S&P 500® VIX® Tail Hedge Fund (“VIXH”) is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index® (the “VIX Index”) to hedge against changes in the value of equities. Also, VIXH may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When VIXH purchases a call option, the premium paid represents the cost of the call option. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If VIXH elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. VIXH, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If VIXH elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

At March 31, 2017, VIXH had no open options contracts.

C. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2017, only TUSA had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

March 31, 2017 (Unaudited)

E. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2017 through March 31, 2017) were received as collateral for lending securities. There were no repurchase agreements held by the Funds as of March 31, 2017.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2017 (Unaudited)

Licensing Information

The Total US Market AlphaDEX® ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”). Nasdaq makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ AlphaDEX® Total US Market Index to track general stock market performance or a segment of the same. Nasdaq’s only relationship to First Trust is in the licensing of certain trademarks and trade names of Nasdaq and of the NASDAQ AlphaDEX® Total US Market Index, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Fund. Nasdaq is not responsible for and has not reviewed the Fund nor any associated literature or publications and makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Nasdaq reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the NASDAQ AlphaDEX® Total US Market Index. Nasdaq has no obligation or liability in connection with the administration, marketing or trading of the Fund. NASDAQ DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN AND NASDAQ SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NASDAQ MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, INVESTORS, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ ALPHADEX® TOTAL US MARKET INDEX OR ANY DATA INCLUDED THEREIN.

S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC ("SPFS"); and CBOE®, Chicago Board Options Exchange®, CBOE Volatility Index® and VIX® are registered trademarks of Chicago Board Options Exchange, Incorporated ("CBOE"); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by First Trust. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P DOW JONES INDICES LLC, SPFS, THEIR RESPECTIVE AFFILIATES OR BY CHICAGO BOARD OPTIONS EXCHANGE AND ITS AFFILIATES.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 23, 2017

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 23, 2017

* Print the name and title of each signing officer under his or her signature.